UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919
Name of Registrant: Vanguard STAR Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31st
Date of reporting period: July 31, 2017
Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.8%)
Vanguard Windsor II Fund Investor Shares	76,002,048	2,859,197
Vanguard Windsor Fund Investor Shares	69,589,238	1,568,541
Vanguard U.S. Growth Fund Investor Shares	37,091,458	1,296,346
Vanguard Morgan Growth Fund Investor Shares	44,544,917	1,291,803
Vanguard PRIMECAP Fund Investor Shares	10,372,691	1,259,037
Vanguard Explorer Fund Investor Shares	8,045,212	781,029
		9,055,953
International Stock Funds (19.1%)
Vanguard International Growth Fund Investor Shares	71,264,485	1,975,452
Vanguard International Value Fund	52,206,690	1,964,016
		3,939,468
U.S. Bond Funds (37.1%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	245,065,044	2,578,084
Vanguard GNMA Fund Investor Shares	240,793,844	2,537,967
Vanguard Short-Term Investment-Grade Fund Investor Shares	237,004,495	2,535,948
		7,651,999
Total Investment Companies (Cost $13,466,044)		20,647,420
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.217% (Cost $2,965)	29,639	2,965
Total Investments (100.0%) (Cost $13,469,009)		20,650,385
Other Assets and Liabilities-Net (0.0%)		(2,872)
Net Assets (100%)		20,647,513

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2017, the cost of investment securities for tax purposes was $13,469,009,000. Net unrealized appreciation of investment securities for tax purposes was $7,181,376,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

STAR Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	July 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	691,544	30,678	49,477	2,509	28,169	781,029
Vanguard GNMA Fund	2,364,483	249,762	13,623	44,371	16,102	2,537,967
Vanguard International Growth Fund	1,749,260	89,003	279,937	21,841	—	1,975,452
Vanguard International Value Fund	1,756,532	47,590	127,770	39,663	—	1,964,016
Vanguard Long-Term Investment-
Grade Fund	2,309,911	333,192	31,399	75,378	36,139	2,578,084
Vanguard Market Liquidity Fund	—	NA2	NA2	4	—	2,965
Vanguard Morgan Growth Fund	1,130,606	61,168	74,348	9,200	51,968	1,291,803
Vanguard PRIMECAP Fund	1,126,861	54,821	102,870	14,018	40,803	1,259,037
Vanguard Short-Term Investment-
Grade Fund	2,365,141	194,896	11,563	36,174	2,853	2,535,948
Vanguard U.S. Growth Fund	1,123,439	18,826	43,880	4,575	12,115	1,296,346
Vanguard Windsor Fund	1,439,463	73,210	147,335	29,586	40,363	1,568,541
Vanguard Windsor II Fund	2,656,979	221,233	222,029	61,845	139,049	2,859,197
Total	18,714,219	1,374,379	1,104,231	339,164	367,561	20,650,385

1Include net realized gain (loss) on affiliated investment securities sold of $120,265,000.
2Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)1
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.0%)
Commonwealth Bank of Australia	21,812,844	1,461,348
Westpac Banking Corp.	42,312,296	1,078,547
Australia & New Zealand Banking Group Ltd.	37,018,173	877,670
BHP Billiton Ltd.	40,485,478	843,168
National Australia Bank Ltd.	33,715,500	808,255
CSL Ltd.	5,715,387	575,838
Wesfarmers Ltd.	14,245,708	464,205
Woolworths Ltd.	16,287,276	347,626
Rio Tinto Ltd.	5,346,357	281,836
Macquarie Group Ltd.	3,872,306	265,847
Transurban Group	25,810,387	235,714
Woodside Petroleum Ltd.	9,176,277	214,455
Scentre Group	64,504,984	213,300
Suncorp Group Ltd.	16,261,888	185,868
Amcor Ltd.	14,602,237	179,249
Telstra Corp. Ltd.	52,485,586	172,182
QBE Insurance Group Ltd.	17,280,998	163,712
AGL Energy Ltd.	8,471,876	163,369
AMP Ltd.	36,921,419	159,167
Insurance Australia Group Ltd.	29,787,473	158,868
South32 Ltd.	67,186,079	156,702
Newcrest Mining Ltd.	9,558,355	155,310
Westfield Corp.	24,158,744	148,536
Brambles Ltd.	20,041,718	148,184
Goodman Group	22,182,311	141,362
Aristocrat Leisure Ltd.	8,043,131	130,431
* Origin Energy Ltd.	22,127,086	122,573
Stockland	30,735,418	103,340
ASX Ltd.	2,439,659	102,040
Aurizon Holdings Ltd.	24,860,095	99,782
APA Group	14,075,104	97,101
Dexus	12,888,430	96,780
LendLease Group	7,103,624	95,815
Sonic Healthcare Ltd.	5,307,064	94,715
Fortescue Metals Group Ltd.	20,273,909	93,183
Ramsay Health Care Ltd.	1,619,147	91,427
Treasury Wine Estates Ltd.	9,373,441	91,258
Vicinity Centres	41,433,755	91,189
GPT Group	22,921,754	87,884
James Hardie Industries plc	5,590,092	85,594
Caltex Australia Ltd.	3,309,646	82,479
Boral Ltd.	14,831,400	82,191
Cochlear Ltd.	713,008	81,450
Mirvac Group	46,832,102	81,345
Oil Search Ltd.	14,836,729	78,940
Medibank Pvt Ltd.	34,859,864	75,856

	Orica Ltd.	4,754,441	75,584
	BlueScope Steel Ltd.	7,123,387	75,042
	Sydney Airport	13,893,159	74,887
	Challenger Ltd.	7,204,251	74,037
	Computershare Ltd.	6,154,987	69,253
*	Santos Ltd.	22,391,757	60,845
	SEEK Ltd.	4,351,679	59,505
	Incitec Pivot Ltd.	21,437,480	54,734
	Bendigo & Adelaide Bank Ltd.	6,020,229	53,549
	Tatts Group Ltd.	16,671,044	53,350
	Alumina Ltd.	31,654,838	48,080
	Crown Resorts Ltd.	4,716,409	48,032
	Bank of Queensland Ltd.	4,948,527	47,701
	Qantas Airways Ltd.	11,124,939	47,282
	Coca-Cola Amatil Ltd.	6,809,318	44,839
	Star Entertainment Grp Ltd.	10,550,173	42,560
	CIMIC Group Ltd.	1,231,736	40,859
	Downer EDI Ltd.	7,558,297	38,472
	Link Administration Holdings Ltd.	6,183,852	38,122
	ALS Ltd.	6,367,292	37,805
	Iluka Resources Ltd.	5,226,715	37,733
	Healthscope Ltd.	22,068,304	36,733
	REA Group Ltd.	647,550	35,719
	Tabcorp Holdings Ltd.	10,633,891	35,532
	Magellan Financial Group Ltd.	1,630,147	34,437
	Orora Ltd.	15,381,904	33,964
^	Domino's Pizza Enterprises Ltd.	794,652	33,877
	Ansell Ltd.	1,882,073	33,068
	Qube Holdings Ltd.	15,195,292	32,303
	IOOF Holdings Ltd.	3,789,124	30,439
^	JB Hi-Fi Ltd.	1,442,249	30,003
	AusNet Services	22,855,779	29,895
	Macquarie Atlas Roads Group	6,446,977	28,677
	Investa Office Fund	7,583,896	27,554
	carsales.com Ltd.	2,732,800	27,005
	Adelaide Brighton Ltd.	5,930,386	26,687
	DuluxGroup Ltd.	5,031,300	26,529
	Northern Star Resources Ltd.	7,386,123	26,167
	Metcash Ltd.	12,468,095	26,141
	OZ Minerals Ltd.	3,860,936	25,803
	Charter Hall Group	6,064,290	25,204
	nib holdings Ltd.	5,398,111	24,799
^	Flight Centre Travel Group Ltd.	712,497	24,783
	Sims Metal Management Ltd.	1,990,621	24,727
^	Harvey Norman Holdings Ltd.	6,772,836	23,682
	Evolution Mining Ltd.	13,202,027	23,590
	BT Investment Management Ltd.	2,688,453	23,136
	Fairfax Media Ltd.	28,999,411	22,966
	Perpetual Ltd.	563,511	22,759
*,^ WorleyParsons Ltd.		2,317,285	21,870
	Vocus Group Ltd.	7,506,104	20,939
^	TPG Telecom Ltd.	4,641,561	20,828
	GrainCorp Ltd. Class A	2,940,541	20,531
*	Whitehaven Coal Ltd.	8,635,780	20,522
	CSR Ltd.	6,390,576	20,052
^	Corporate Travel Management Ltd.	1,054,086	18,840
	Regis Resources Ltd.	5,989,207	18,458

	IRESS Ltd.	1,677,407	17,318
	Mineral Resources Ltd.	1,741,554	17,124
	Primary Health Care Ltd.	6,158,413	16,687
	Bapcor Ltd.	3,642,891	16,458
	Shopping Centres Australasia Property Group	9,400,169	16,329
	Nufarm Ltd.	2,333,520	15,797
	G8 Education Ltd.	5,195,271	15,744
	Washington H Soul Pattinson & Co. Ltd.	1,112,280	15,695
	InvoCare Ltd.	1,335,529	14,851
^	Independence Group NL	6,091,319	14,715
	Navitas Ltd.	3,581,461	14,227
	Cleanaway Waste Management Ltd.	13,632,063	14,227
*,^ Mayne Pharma Group Ltd.		18,432,747	14,162
	BWP Trust	6,095,790	14,148
	Charter Hall Retail REIT	4,238,321	13,907
*	St. Barbara Ltd.	6,249,430	13,643
	Cromwell Property Group	18,255,334	13,438
	Monadelphous Group Ltd.	1,092,475	13,328
^	Platinum Asset Management Ltd.	3,021,824	13,221
	Breville Group Ltd.	1,592,875	12,807
	Steadfast Group Ltd.	6,055,209	12,544
	Reliance Worldwide Corp. Ltd.	4,650,931	12,414
	Super Retail Group Ltd.	1,834,114	12,295
	Costa Group Holdings Ltd.	3,154,398	12,063
2	MYOB Group Ltd.	4,502,830	11,975
^	Blackmores Ltd.	167,417	11,860
	Premier Investments Ltd.	995,896	10,870
	Seven Group Holdings Ltd.	1,123,588	10,753
	Aveo Group	5,505,906	10,704
	Webjet Ltd.	1,153,590	10,626
*	Sigma Healthcare Ltd.	13,781,712	10,589
*	Saracen Mineral Holdings Ltd.	9,640,444	10,442
	Abacus Property Group	4,134,516	10,291
	Pact Group Holdings Ltd.	2,211,652	10,142
	ARB Corp. Ltd.	821,516	10,071
*	NEXTDC Ltd.	3,018,669	9,907
	GUD Holdings Ltd.	1,029,227	9,838
	Beach Energy Ltd.	17,966,827	9,797
	Ardent Leisure Group	5,809,401	9,710
	Southern Cross Media Group Ltd.	9,099,333	9,650
	Automotive Holdings Group Ltd.	3,109,330	9,527
	Altium Ltd.	1,351,637	9,452
	Nine Entertainment Co. Holdings Ltd.	7,748,941	8,924
	Mantra Group Ltd.	3,609,392	8,694
	Eclipx Group Ltd.	2,925,095	8,678
	Viva Energy REIT	5,017,732	8,676
	Bega Cheese Ltd.	1,556,009	8,552
	Sandfire Resources NL	1,816,911	8,425
	GWA Group Ltd.	3,179,942	8,249
	Brickworks Ltd.	772,967	8,162
	Technology One Ltd.	1,843,198	7,911
	Programmed Maintenance Services Ltd.	3,315,793	7,908
	McMillan Shakespeare Ltd.	685,197	7,865
*	SpeedCast International Ltd.	2,783,734	7,681
^	Retail Food Group Ltd.	1,970,113	7,638
	APN Outdoor Group Ltd.	2,061,920	7,602
	Genworth Mortgage Insurance Australia Ltd.	3,116,686	7,505

	Sirtex Medical Ltd.	582,637	7,498
	Growthpoint Properties Australia Ltd.	2,852,120	7,115
	Seven West Media Ltd.	10,918,053	7,074
*,^ Galaxy Resources Ltd.		4,781,221	7,042
	Australian Pharmaceutical Industries Ltd.	4,957,435	6,961
*	HT&E Ltd.	3,320,254	6,905
	National Storage REIT	5,763,863	6,894
*,^ Australian Agricultural Co. Ltd.		5,136,296	6,799
	Estia Health Ltd.	2,901,950	6,741
*,^ Syrah Resources Ltd.		2,883,290	6,646
	IDP Education Ltd.	1,575,232	6,590
*,^ Western Areas Ltd.		3,416,018	6,478
	Charter Hall Long Wale REIT	1,943,005	6,434
	Tassal Group Ltd.	2,099,451	6,369
*,^ Aconex Ltd.		2,084,794	6,358
^	Myer Holdings Ltd.	10,253,475	6,227
	Resolute Mining Ltd.	7,114,818	6,145
	Credit Corp. Group Ltd.	443,380	6,008
^	IPH Ltd.	1,648,898	5,964
*,^ Orocobre Ltd.		2,331,486	5,963
	oOh!media Ltd.	1,836,589	5,911
	Collins Foods Ltd.	1,188,717	5,694
*	Elders Ltd.	1,364,884	5,677
	SmartGroup Corp. Ltd.	944,186	5,656
^	Bellamy's Australia Ltd.	976,192	5,509
*	Nanosonics Ltd.	2,883,857	5,442
*,^ Gold Road Resources Ltd.		10,438,110	5,405
	WiseTech Global Ltd.	949,506	5,336
	Gateway Lifestyle	3,374,636	5,225
	Folkestone Education Trust	2,570,114	5,223
	FlexiGroup Ltd.	3,289,566	5,081
^	Japara Healthcare Ltd.	3,092,842	5,049
	Ingenia Communities Group	2,388,969	4,913
*,^ Infigen Energy		7,874,775	4,853
*,^ Mesoblast Ltd.		3,404,717	4,750
	Asaleo Care Ltd.	4,458,328	4,746
	Regis Healthcare Ltd.	1,595,546	4,711
	Arena REIT	2,846,657	4,694
^	BWX Ltd.	1,106,378	4,690
*,^ Inghams Group Ltd.		1,709,047	4,652
	Centuria Industrial REIT	2,335,631	4,616
*,^ Pilbara Minerals Ltd. (XASX)		14,591,314	4,574
	Hotel Property Investments	1,934,533	4,565
	Greencross Ltd.	987,275	4,557
^	Tox Free Solutions Ltd.	2,370,546	4,533
*,^ Lynas Corp. Ltd.		41,920,776	4,530
*,^ Blue Sky Alternative Investments Ltd.		592,186	4,439
*	RCR Tomlinson Ltd.	1,475,894	4,428
	GDI Property Group	5,255,071	4,268
*,^ Superloop Ltd.		1,980,485	4,118
^	Select Harvests Ltd.	992,810	3,893
^	OFX Group Ltd.	2,962,359	3,889
*	Cardno Ltd.	3,671,548	3,691
	Ainsworth Game Technology Ltd.	1,892,179	3,659
	SG Fleet Group Ltd.	1,228,851	3,610
	WPP AUNZ Ltd.	3,855,664	3,551
^	Village Roadshow Ltd.	1,084,679	3,488

^	iSentia Group Ltd.	1,903,721	3,380
	SeaLink Travel Group Ltd.	995,911	3,371
*	Senex Energy Ltd.	14,330,556	3,272
*,^ Starpharma Holdings Ltd.		5,326,322	3,239
	Virtus Health Ltd.	715,637	3,208
	Astro Japan Property Group	602,502	3,060
	Cedar Woods Properties Ltd.	771,397	3,030
	MACA Ltd.	2,242,843	3,014
*,^ Perseus Mining Ltd.		11,699,216	2,969
*,^ Liquefied Natural Gas Ltd.		5,903,982	2,839
*,^ Highfield Resources Ltd.		4,027,062	2,798
*	Mount Gibson Iron Ltd.	7,562,126	2,693
*,^ Karoon Gas Australia Ltd.		2,455,957	2,655
^	RCG Corp. Ltd.	3,592,466	2,629
	Cabcharge Australia Ltd.	1,373,805	2,397
*	AWE Ltd.	5,959,630	2,293
*	Beadell Resources Ltd.	14,263,116	2,126
^	Newcrest Mining Ltd. ADR	119,336	1,928
*	Vita Group Ltd.	1,704,252	1,789
	Thorn Group Ltd.	1,673,182	1,768
	ERM Power Ltd.	1,723,646	1,703
	NZME Ltd.	2,403,747	1,675
	CSG Ltd.	2,653,258	1,462
*	Watpac Ltd.	2,628,524	1,241
^	Reject Shop Ltd.	310,873	1,215
	Decmil Group Ltd.	1,721,395	1,129
*	Quintis Ltd.	4,008,827	946
	SMS Management & Technology Ltd.	639,392	920
	Cash Converters International Ltd.	3,382,547	893
*	Billabong International Ltd.	1,363,818	873
	Sims Metal Management Ltd. ADR	66,577	816
*,^ Paladin Energy Ltd.		16,350,055	615
*	MMA Offshore Ltd.	3,847,515	539
*,^ Ten Network Holdings Ltd.		3,907,169	500
*,^ Arrium Ltd.		26,938,843	474
*	Acrux Ltd.	1,854,394	445
*	Pilbara Minerals Ltd. (XASX)	377,793	118
*	Strandline Resources Ltd.	887,913	4
	New Hope Corp. Ltd.	2,124	3
*	SGH Energy Pty Ltd.	5,925,255	—
*	DSHE Holdings Ltd.	1,313,373	—
*	Jacana Minerals Ltd.	215,615	—
			14,677,863
Austria (0.3%)
	Erste Group Bank AG	3,616,434	149,812
	OMV AG	1,791,895	101,507
	voestalpine AG	1,441,538	73,063
	ANDRITZ AG	916,031	56,083
*	Raiffeisen Bank International AG	1,633,952	48,152
	BUWOG AG	1,377,621	40,483
	Wienerberger AG	1,500,539	34,495
	Lenzing AG	168,763	30,194
	IMMOFINANZ AG	11,775,246	28,640
	CA Immobilien Anlagen AG	874,556	22,571
	Oesterreichische Post AG	422,890	19,444
	Telekom Austria AG Class A	1,693,705	15,313
	UNIQA Insurance Group AG	1,393,247	14,423

	Vienna Insurance Group AG Wiener Versicherung Gruppe	475,183	14,305
	Mayr Melnhof Karton AG	97,850	12,897
	RHI AG	302,030	11,396
*	Schoeller-Bleckmann Oilfield Equipment AG	131,459	9,956
^	Verbund AG	491,975	9,732
	S IMMO AG	636,041	9,518
	Strabag SE	200,123	8,883
	Zumtobel Group AG	335,977	6,653
	Palfinger AG	126,634	5,918
	DO & CO AG	80,208	5,871
	EVN AG	366,756	5,615
	Flughafen Wien AG	123,473	4,856
	Porr AG	110,869	3,952
^	Semperit AG Holding	116,419	3,557
	Kapsch TrafficCom AG	56,201	3,174
			750,463
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	9,559,145	1,153,154
	KBC Group NV	3,468,783	286,781
	Solvay SA Class A	872,298	125,072
	UCB SA	1,520,543	110,730
	Ageas	2,458,872	110,696
	Groupe Bruxelles Lambert SA	964,735	98,946
	Umicore SA	1,170,483	93,970
	Proximus SADP	1,757,513	61,803
	Ackermans & van Haaren NV	308,888	55,844
	Colruyt SA	832,858	46,672
*	Telenet Group Holding NV	611,412	42,686
	Cofinimmo SA	280,829	35,667
	bpost SA	1,290,680	35,334
	Ontex Group NV	1,016,992	34,877
	Sofina SA	189,985	28,298
	KBC Ancora	445,223	23,652
	Warehouses De Pauw CVA	198,757	22,064
	Melexis NV	243,627	20,958
	Bekaert SA	431,806	20,886
	Elia System Operator SA/NV	326,501	19,147
	Aedifica SA	192,536	17,630
	Gimv NV	226,691	14,344
	D'ieteren SA/NV	298,861	14,157
	Befimmo SA	227,375	14,109
	Cie d'Entreprises CFE	87,524	12,904
	Euronav NV	1,572,855	12,548
*	Tessenderlo Chemie NV (Voting Shares)	282,151	12,387
	Econocom Group SA/NV	1,592,054	12,167
*	AGFA-Gevaert NV	2,028,683	9,459
	Barco NV	94,082	9,423
	Ion Beam Applications	261,440	9,272
	Kinepolis Group NV	160,170	9,203
	Orange Belgium SA	348,794	8,603
*,^ Nyrstar (Voting Shares)		887,543	5,763
	Van de Velde NV	84,316	4,541
	EVS Broadcast Equipment SA	110,819	4,497
	Wereldhave Belgium NV	25,309	2,996
			2,601,240

Brazil (1.6%)
Itau Unibanco Holding SA Preference Shares	30,877,052	369,532
Banco Bradesco SA Preference Shares	32,197,887	311,721
Ambev SA	47,153,094	289,570
Vale SA Preference Shares	21,769,819	203,642
* Petroleo Brasileiro SA	38,956,207	172,397
B3 SA - Brasil Bolsa Balcao	24,603,729	161,666
* Petroleo Brasileiro SA Preference Shares	37,286,746	158,911
Itausa - Investimentos Itau SA Preference Shares	48,186,583	142,936
Vale SA	13,764,390	138,158
Ultrapar Participacoes SA	5,481,610	130,081
Banco do Brasil SA	13,580,622	124,990
Cielo SA	13,958,067	116,826
Kroton Educacional SA	18,980,316	91,787
Banco Bradesco SA	9,309,118	90,006
Itau Unibanco Holding SA ADR	7,481,158	89,101
Lojas Renner SA	8,855,280	83,204
CCR SA	13,928,251	76,289
BB Seguridade Participacoes SA	8,479,382	74,642
* BRF SA	6,076,118	71,939
Telefonica Brasil SA Preference Shares	4,426,693	66,308
Raia Drogasil SA	2,761,393	61,102
Banco Bradesco SA ADR	6,345,759	61,046
Ambev SA ADR	8,006,978	48,682
Lojas Americanas SA Preference Shares	9,223,024	46,347
WEG SA	7,511,503	45,623
BR Malls Participacoes SA	10,341,841	43,777
Klabin SA	8,322,424	42,702
Hypermarcas SA	4,666,947	41,890
Banco Santander Brasil SA	5,050,900	41,319
Equatorial Energia SA	2,251,683	40,942
Vale SA Class B ADR (XNYS)	4,340,307	40,755
CPFL Energia SA	4,632,046	39,898
* Rumo SA	11,890,632	39,428
* Petroleo Brasileiro SA ADR (XNYS)	4,438,506	37,727
Embraer SA	7,222,015	36,523
Gerdau SA Preference Shares	10,644,115	36,387
Cia de Saneamento Basico do Estado de Sao Paulo	3,162,156	34,021
* Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,443,302	33,556
Localiza Rent a Car SA	1,925,123	32,041
TIM Participacoes SA	9,116,830	31,107
Vale SA Class B ADR (XNYS)	2,975,839	29,848
Qualicorp SA	2,750,471	28,930
JBS SA	10,217,242	25,229
Multiplan Empreendimentos Imobiliarios SA	1,094,438	25,227
Suzano Papel e Celulose SA Preference Shares Class A	5,455,626	24,528
Engie Brasil Energia SA	2,141,136	24,032
Braskem SA Preference Shares	1,985,646	23,758
Fleury SA	2,431,562	23,416
Fibria Celulose SA	2,134,805	22,646
Cia Energetica de Minas Gerais Preference Shares	8,244,216	22,525
Cosan SA Industria e Comercio	1,916,194	22,183
Estacio Participacoes SA	3,208,922	20,993
Bradespar SA Preference Shares	2,789,937	20,649
M Dias Branco SA	1,138,513	18,533
* Atacadao Distribuicao Comercio e Industria Ltda	3,747,969	18,197
Natura Cosmeticos SA	2,257,481	18,135

EDP - Energias do Brasil SA	3,793,573	17,482
Transmissora Alianca de Energia Eletrica SA	2,273,969	16,933
Sul America SA	2,957,351	16,644
TOTVS SA	1,691,477	16,273
MRV Engenharia e Participacoes SA	3,539,012	16,263
Itau Unibanco Holding SA	1,458,579	15,473
* Cia Siderurgica Nacional SA	6,207,544	15,169
Smiles SA	718,400	14,995
* BRF SA ADR	1,269,134	14,963
CVC Brasil Operadora e Agencia de Viagens SA	1,239,400	14,169
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,590,600	14,094
Cia de Saneamento do Parana Preference Shares	4,137,106	14,063
BTG Pactual Group	2,792,159	14,013
Centrais Eletricas Brasileiras SA Preference Shares	2,497,118	13,349
Odontoprev SA	3,175,196	13,247
* Metalurgica Gerdau SA Preference Shares Class A	7,796,769	13,151
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	561,991	12,615
Lojas Americanas SA	2,959,727	12,253
Porto Seguro SA	1,199,500	12,117
Iguatemi Empresa de Shopping Centers SA	1,014,083	11,935
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,106,910	11,910
* Cia Brasileira de Distribuicao ADR	501,509	11,645
Sao Martinho SA	2,003,742	11,283
Telefonica Brasil SA ADR	748,395	11,136
Cia Energetica de Sao Paulo Preference Shares	2,224,114	11,126
* Centrais Eletricas Brasileiras SA	2,545,645	11,021
Cia de Saneamento de Minas Gerais-COPASA	807,917	10,980
Cia Hering	1,491,444	10,278
Banco do Estado do Rio Grande do Sul SA Preference Shares	2,175,096	10,205
Embraer SA ADR	480,457	9,739
Duratex SA	3,649,015	9,268
* Light SA	1,235,459	8,934
AES Tiete Energia SA	1,976,945	8,914
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,159,129	8,553
* B2W Cia Digital	1,982,625	8,456
Gerdau SA ADR	2,486,276	8,379
EcoRodovias Infraestrutura e Logistica SA	2,432,962	8,340
Grendene SA	973,978	8,258
Alupar Investimento SA	1,382,727	8,132
Fibria Celulose SA ADR	764,721	8,083
Alpargatas SA Preference Shares	1,678,136	8,013
Multiplus SA	594,724	7,589
Via Varejo SA	1,618,100	7,467
Linx SA	1,336,366	7,405
Marcopolo SA Preference Shares	7,039,112	7,359
Iochpe Maxion SA	1,285,478	6,958
Cia Paranaense de Energia Preference Shares	792,750	6,587
* Aliansce Shopping Centers SA	1,195,432	6,440
* Marfrig Global Foods SA	3,118,056	6,419
Minerva SA	1,585,901	6,306
Arezzo Industria e Comercio SA	524,446	6,223
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,289,713	5,910
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	938,070	5,075
Wiz Solucoes e Corretagem de Seguros SA	788,200	5,005
Cia Energetica de Minas Gerais ADR	1,842,053	4,955
Centrais Eletricas Brasileiras SA ADR (XNYS)	836,058	4,431

Magnesita Refratarios SA	393,225	4,401
Ez Tec Empreendimentos e Participacoes SA	700,597	4,399
BR Properties SA	1,350,723	4,223
* Cia Siderurgica Nacional SA ADR	1,705,976	4,163
Braskem SA ADR	172,888	4,153
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	261,342	3,956
^ Cia Paranaense de Energia ADR	471,562	3,905
CPFL Energia SA ADR	226,454	3,888
SLC Agricola SA	531,722	3,710
Randon Participacoes SA Preference Shares	2,079,293	3,554
TIM Participacoes SA ADR	207,328	3,498
* Centrais Eletricas Brasileiras SA ADR (XNYS)	805,734	3,473
Tupy SA	717,969	3,408
* Gol Linhas Aereas Inteligentes SA Preference Shares	1,115,700	3,202
* Even Construtora e Incorporadora SA	2,147,883	3,155
2 Ser Educacional SA	376,500	3,090
GAEC Educacao SA	547,284	2,982
Guararapes Confeccoes SA	87,635	2,948
QGEP Participacoes SA	1,203,495	2,810
* Alliar Medicos A Frente SA	500,200	2,735
Cia Energetica do Ceara Preference Shares	166,733	2,574
Dimed SA Distribuidora da Medicamentos	18,190	2,570
Cia Energetica de Minas Gerais	915,269	2,559
* Construtora Tenda SA	496,400	2,499
Mahle-Metal Leve SA	431,634	2,354
* Direcional Engenharia SA	1,277,169	2,322
Sonae Sierra Brasil SA	317,260	2,029
* Santos Brasil Participacoes SA	2,797,245	1,902
* Usinas Siderurgicas de Minas Gerais SA	570,187	1,900
* JSL SA	760,868	1,891
Cia Paranaense de Energia	245,100	1,666
* Movida Participacoes SA	515,100	1,637
* Marisa Lojas SA	485,786	919
* Azul SA Prior Preference Shares.	80,300	703
* Gafisa SA	178,100	677
^ Gafisa SA ADR	82,434	624
Gerdau SA	181,899	620
Cia de Gas de Sao Paulo - COMGAS	37,321	525
* Petroleo Brasileiro SA ADR (XNYS)	44,967	396
* Gol Linhas Aereas Inteligentes SA ADR	25,640	364
Klabin SA Preference Shares	62,213	56
* Oi SA ADR	1,742	12
* Iochpe Maxion SA Warrants Exp. 4/01/2019	25,663	6
* Contax Participacoes SA	455	1
* Restoque Comercio e Confeccoes de Roupas SA	28	—
Itausa - Investimentos Itau SA	46	—
		4,855,850
Canada (6.6%)
^ Royal Bank of Canada	18,565,125	1,384,995
Toronto-Dominion Bank	23,395,387	1,206,033
Bank of Nova Scotia	15,210,255	947,568
Enbridge Inc.	20,562,420	852,349
Canadian National Railway Co.	9,533,062	753,316
Suncor Energy Inc.	21,013,771	685,486
Bank of Montreal	8,193,198	621,415
TransCanada Corp.	10,898,801	556,851
Manulife Financial Corp.	24,840,557	511,655

^	Canadian Imperial Bank of Commerce	5,440,514	472,246
	Canadian Natural Resources Ltd.	13,676,202	418,266
	Brookfield Asset Management Inc. Class A	10,617,035	412,930
	Sun Life Financial Inc.	7,715,579	295,689
	Canadian Pacific Railway Ltd.	1,842,519	288,463
	Alimentation Couche-Tard Inc. Class B	5,154,862	244,440
	Barrick Gold Corp. (XTSE)	14,030,584	237,229
	Rogers Communications Inc. Class B	4,503,836	234,196
	Magna International Inc.	4,525,574	215,834
	National Bank of Canada	4,289,999	193,209
	Potash Corp. of Saskatchewan Inc.	10,557,155	188,831
	Fortis Inc. (XTSE)	4,976,767	181,467
	BCE Inc.	3,739,421	175,521
^	Agrium Inc.	1,741,449	174,264
*	CGI Group Inc. Class A	3,271,038	172,715
^	Pembina Pipeline Corp.	5,016,184	170,955
	Restaurant Brands International Inc. (XTSE)	2,808,020	167,299
	Thomson Reuters Corp.	3,616,539	165,634
	Fairfax Financial Holdings Ltd.	341,092	162,649
	Franco-Nevada Corp.	2,199,561	159,363
	Loblaw Cos. Ltd.	2,705,667	147,355
	Goldcorp Inc.	10,702,484	140,525
	Constellation Software Inc.	252,689	136,129
	Agnico Eagle Mines Ltd.	2,906,185	135,688
	Dollarama Inc.	1,331,679	130,172
	Teck Resources Ltd. Class B	5,891,865	127,880
	Intact Financial Corp.	1,644,584	127,755
	Waste Connections Inc. (XNYS)	1,932,127	125,550
	Encana Corp.	12,244,496	123,255
	Shaw Communications Inc. Class B	5,408,796	120,432
	Power Corp. of Canada	4,844,296	117,810
	Wheaton Precious Metals Corp.	5,578,139	113,106
	Open Text Corp.	3,264,925	109,202
	Cenovus Energy Inc.	12,866,982	108,055
	Great-West Lifeco Inc.	3,575,133	102,028
	Metro Inc.	2,864,780	97,036
	Saputo Inc.	2,817,705	95,509
^	Canadian Tire Corp. Ltd. Class A	836,681	95,503
	First Quantum Minerals Ltd.	8,539,312	94,383
	Imperial Oil Ltd.	3,254,913	93,411
^	Inter Pipeline Ltd.	4,653,423	91,893
	TELUS Corp.	2,458,608	88,800
	Waste Connections Inc. (XTSE)	1,348,491	87,642
	Gildan Activewear Inc.	2,869,882	86,482
	CCL Industries Inc. Class B	1,755,540	84,162
	SNC-Lavalin Group Inc.	1,899,447	83,656
	Power Financial Corp.	3,078,703	83,416
	Onex Corp.	1,017,520	81,540
^	RioCan REIT	4,159,520	80,371
	Keyera Corp.	2,346,167	73,316
*	Tourmaline Oil Corp.	3,159,901	70,079
*,^ Valeant Pharmaceuticals International Inc.		4,220,536	69,533
^	CI Financial Corp.	3,164,169	68,930
2	Hydro One Ltd.	3,821,086	68,530
^	PrairieSky Royalty Ltd.	2,697,149	66,977
*	Seven Generations Energy Ltd. Class A	3,792,073	65,911
*	Kinross Gold Corp.	15,642,541	64,490

H&R REIT	3,693,769	62,513
Industrial Alliance Insurance & Financial Services Inc.	1,342,712	62,292
* BlackBerry Ltd.	6,607,965	61,959
^ ARC Resources Ltd.	4,443,050	61,260
^ Veresen Inc.	3,955,372	57,772
CAE Inc.	3,401,308	57,646
Lundin Mining Corp.	7,882,610	56,713
George Weston Ltd.	633,967	55,370
^ Crescent Point Energy Corp.	6,863,598	53,951
Canadian Utilities Ltd. Class A	1,664,370	52,825
^ WSP Global Inc.	1,280,583	51,983
Algonquin Power & Utilities Corp.	4,769,116	50,990
Cameco Corp.	4,950,962	50,711
West Fraser Timber Co. Ltd.	940,544	49,979
Methanex Corp.	1,118,922	49,612
^ AltaGas Ltd.	2,109,093	49,092
* Bombardier Inc. Class B	24,224,551	48,770
^ Canadian Apartment Properties REIT	1,721,742	44,758
* Husky Energy Inc.	3,855,700	44,626
^ Vermilion Energy Inc.	1,346,156	44,334
Finning International Inc.	2,133,540	42,936
IGM Financial Inc.	1,176,665	39,601
* Turquoise Hill Resources Ltd.	11,643,383	38,290
^ Smart REIT	1,517,080	38,160
Ritchie Bros Auctioneers Inc.	1,348,358	38,069
^ Enbridge Income Fund Holdings Inc.	1,431,664	36,792
TMX Group Ltd.	689,517	36,557
Quebecor Inc. Class B	1,050,792	36,418
Element Fleet Management Corp.	4,797,011	36,321
^ Peyto Exploration & Development Corp.	2,037,459	36,214
^ Stantec Inc.	1,400,160	35,623
Atco Ltd.	946,736	35,242
Empire Co. Ltd.	2,141,834	34,805
Linamar Corp.	634,268	34,762
^ Whitecap Resources Inc.	4,624,064	34,159
^ Canadian REIT	906,688	32,806
^ Allied Properties REIT	1,054,911	32,280
Toromont Industries Ltd.	860,201	31,938
* IAMGOLD Corp.	5,857,166	31,617
Yamana Gold Inc.	11,883,021	30,976
^ Cineplex Inc.	782,523	30,862
First Capital Realty Inc.	1,877,180	30,715
* B2Gold Corp.	11,954,073	30,011
* Ivanhoe Mines Ltd.	7,546,729	29,781
Pan American Silver Corp.	1,768,064	29,781
Chartwell Retirement Residences	2,370,750	29,113
* Detour Gold Corp.	2,222,530	27,952
* Amaya Inc.	1,551,630	27,517
Enerplus Corp.	3,023,936	27,286
New Flyer Industries Inc.	668,828	27,268
^ TFI International Inc.	1,136,908	26,728
FirstService Corp.	411,260	26,505
^ Northland Power Inc.	1,421,080	26,467
Parkland Fuel Corp.	1,231,062	26,413
Alamos Gold Inc. Class A	3,722,529	26,364
MacDonald Dettwiler & Associates Ltd.	462,990	26,259
^ Cott Corp.	1,682,111	26,107

	Maple Leaf Foods Inc.	931,549	25,748
^	Premium Brands Holdings Corp.	351,376	25,373
^	Canadian Western Bank	1,114,971	25,040
^	Cominar REIT	2,363,190	24,907
^	Emera Inc.	666,407	24,801
*	New Gold Inc.	7,148,554	23,910
	Capital Power Corp.	1,202,110	23,729
^	TransAlta Corp.	3,619,344	23,602
	Colliers International Group Inc.	435,169	23,438
	Hudbay Minerals Inc.	3,012,470	23,389
	Granite REIT	579,884	23,344
*	Descartes Systems Group Inc.	920,852	23,103
^	Gibson Energy Inc.	1,770,008	23,042
	Enercare Inc.	1,321,560	22,196
	Dream Office REIT	1,377,140	21,992
*	Parex Resources Inc.	1,764,531	21,711
	OceanaGold Corp.	7,680,750	21,008
	Tahoe Resources Inc.	3,833,345	20,969
	Eldorado Gold Corp.	9,145,008	19,365
	Artis REIT	1,824,558	19,127
	Laurentian Bank of Canada	439,743	19,106
	ShawCor Ltd.	848,329	19,011
	Norbord Inc.	532,339	18,894
^	Boardwalk REIT	477,609	18,315
*	Torex Gold Resources Inc.	997,599	18,188
^	Stella-Jones Inc.	511,345	17,894
*	Celestica Inc.	1,504,364	17,882
*,^ Pretium Resources Inc.		1,826,174	17,548
*	Raging River Exploration Inc.	2,670,212	17,112
	Osisko Gold Royalties Ltd.	1,331,699	17,101
*,^ First Majestic Silver Corp.		2,050,283	16,873
*	Canfor Corp.	988,350	16,584
	Corus Entertainment Inc. Class B	1,493,585	16,580
	Winpak Ltd.	375,157	16,108
	Innergex Renewable Energy Inc.	1,363,659	16,002
*	Endeavour Mining Corp.	829,450	15,794
	Mullen Group Ltd.	1,218,403	15,597
*	Advantage Oil & Gas Ltd.	2,259,224	15,530
	Transcontinental Inc. Class A	761,113	15,518
^	Superior Plus Corp.	1,768,865	15,507
^	CES Energy Solutions Corp.	3,011,209	15,385
	Jean Coutu Group PJC Inc. Class A	909,935	15,166
	ECN Capital Corp.	4,684,659	14,880
	Russel Metals Inc.	737,377	14,750
	Enerflex Ltd.	1,066,670	14,750
^	Genworth MI Canada Inc.	493,457	14,395
	Centerra Gold Inc.	2,688,616	14,341
	North West Co. Inc.	582,806	14,276
	Secure Energy Services Inc.	1,879,004	14,197
	Westshore Terminals Investment Corp.	747,561	14,151
*	Silver Standard Resources Inc.	1,444,654	14,044
	Dominion Diamond Corp.	995,553	14,006
*	Air Canada Class B	848,865	13,501
*,^ NovaGold Resources Inc.		2,988,463	13,327
*,^ MEG Energy Corp.		3,172,892	13,030
^	TransAlta Renewables Inc.	1,095,185	12,843
^	Birchcliff Energy Ltd.	2,613,700	12,788

*	Great Canadian Gaming Corp.	637,307	12,401
	Pason Systems Inc.	816,341	11,917
*,^ Sierra Wireless Inc.		385,265	11,344
*,^ Paramount Resources Ltd. Class A		690,853	11,071
^	Hudson's Bay Co.	1,279,857	10,953
*	ATS Automation Tooling Systems Inc.	1,016,000	10,920
*	Precision Drilling Corp.	3,730,639	10,832
	Barrick Gold Corp. (XNYS)	640,404	10,829
*	NuVista Energy Ltd.	2,057,616	10,546
*,^ Kelt Exploration Ltd.		1,875,091	10,062
^	TORC Oil & Gas Ltd.	2,205,686	9,925
^	Northview Apartment REIT	586,938	9,834
	Enghouse Systems Ltd.	227,955	9,769
*	SEMAFO Inc.	4,034,748	9,741
	Cogeco Communications Inc.	138,954	9,708
	Cascades Inc.	786,252	9,693
*,^ ProMetic Life Sciences Inc.		7,552,503	9,511
^	Nevsun Resources Ltd.	3,465,398	9,367
^	Home Capital Group Inc. Class B	800,438	8,860
	Aecon Group Inc.	707,120	8,542
	Dorel Industries Inc. Class B	318,553	8,416
	Ensign Energy Services Inc.	1,557,244	8,331
*	Gran Tierra Energy Inc. (XTSE)	3,397,388	7,984
*,^ Baytex Energy Corp.		2,820,242	7,917
^	Extendicare Inc.	1,030,489	7,844
	Just Energy Group Inc.	1,373,005	7,367
	Martinrea International Inc.	909,103	7,343
	Fortis Inc. (XNYS)	200,103	7,296
*	Obsidian Energy Ltd.	6,011,617	7,088
*	Alacer Gold Corp.	3,671,681	6,126
*	Crew Energy Inc.	1,813,639	5,906
*,^ Pengrowth Energy Corp.		6,594,628	4,972
^	AutoCanada Inc.	308,434	4,968
^	Bonterra Energy Corp.	331,251	4,464
	Morguard REIT	379,196	4,319
*	China Gold International Resources Corp. Ltd.	2,816,567	4,292
	Restaurant Brands International Inc. (XNYS)	70,000	4,171
*,^ Athabasca Oil Corp.		4,747,259	3,960
^	First National Financial Corp.	191,534	3,841
	Sprott Inc.	1,821,946	3,346
*	Gran Tierra Energy Inc. (XASE)	1,352,643	3,192
	Aimia Inc.	1,847,171	2,148
*,^ Trisura Group Ltd.		64,973	1,339
*	DREAM Unlimited Corp. Class A	52,072	308
*	Osisko Gold Royalties Warrants Expire 2/26/2019	38,586	88
	Canaccord Genuity Group Inc.	9,910	50
*	Avigilon Corp.	2,258	26
*,^ Great Basin Gold Ltd.		2,279,068	4
*	Frontera Energy Corp.	33	1
*	Poseidon Concepts Corp.	320,721	—
			19,536,931
Chile (0.3%)
	SACI Falabella	6,976,278	65,082
	Enel Americas SA	316,908,612	64,031
	Empresas COPEC SA	5,250,250	63,959
	Latam Airlines Group SA	4,172,097	49,104
	Cencosud SA	16,417,051	46,758

	Banco Santander Chile	651,356,948	46,121
	Banco de Chile	313,201,767	44,918
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	930,711	38,242
	Banco de Credito e Inversiones	604,017	36,763
	Empresas CMPC SA	13,978,409	35,177
	Enel Generacion Chile SA	35,049,433	27,282
	Cia Cervecerias Unidas SA	1,863,072	24,835
	Aguas Andinas SA Class A	37,475,192	23,604
	Enel Chile SA	213,585,361	23,229
	Itau CorpBanca	2,199,956,459	20,900
	Colbun SA	86,450,917	20,138
	Empresa Nacional de Telecomunicaciones SA	1,692,697	19,003
	Parque Arauco SA	6,846,036	18,072
	Engie Energia Chile SA	6,512,168	14,159
	Embotelladora Andina SA Preference Shares	2,913,460	13,283
	SONDA SA	5,874,086	11,111
	AES Gener SA	29,307,735	10,854
	Vina Concha y Toro SA	6,676,516	10,761
	Enel Americas SA ADR	1,000,219	10,002
	CAP SA	949,477	9,994
	Sociedad Quimica y Minera de Chile SA ADR	233,261	9,589
	Banco Santander Chile ADR	333,877	9,439
	Inversiones Aguas Metropolitanas SA	5,284,200	9,169
	Ripley Corp. SA	10,587,409	9,006
*	Cia Sud Americana de Vapores SA	153,016,410	7,109
	Inversiones La Construccion SA	398,181	5,294
	Enel Generacion Chile SA ADR	218,930	5,106
	Forus SA	1,003,363	3,613
	Enel Chile SA ADR	574,664	3,143
*	SMU SA	9,225,716	2,471
	Latam Airlines Group SA ADR	181,523	2,129
			813,450
China (4.8%)
	Tencent Holdings Ltd.	67,256,233	2,684,464
	China Construction Bank Corp.	1,126,469,012	935,324
	China Mobile Ltd.	66,616,375	712,072
	Industrial & Commercial Bank of China Ltd.	984,573,920	687,978
	Bank of China Ltd.	958,893,262	471,596
	Ping An Insurance Group Co. of China Ltd.	62,837,587	465,131
	China Life Insurance Co. Ltd. (XHKG)	93,803,659	296,462
	China Petroleum & Chemical Corp.	321,596,516	243,792
	CNOOC Ltd.	200,378,136	224,276
	PetroChina Co. Ltd.	261,602,766	168,305
	China Overseas Land & Investment Ltd.	48,371,620	163,873
	China Merchants Bank Co. Ltd.	47,615,310	156,347
	Agricultural Bank of China Ltd.	320,822,407	149,645
	China Pacific Insurance Group Co. Ltd.	32,539,863	143,377
	Geely Automobile Holdings Ltd.	60,712,390	140,193
	China Resources Land Ltd.	33,831,022	108,561
	China Shenhua Energy Co. Ltd.	42,899,612	106,709
	PICC Property & Casualty Co. Ltd.	56,432,628	104,985
*,^ China Evergrande Group		36,750,842	102,211
*	China Unicom Hong Kong Ltd.	69,799,104	101,161
	Sunny Optical Technology Group Co. Ltd.	8,210,948	97,578
	CITIC Ltd.	62,270,960	94,613
	Country Garden Holdings Co. Ltd.	66,930,185	93,445
	Brilliance China Automotive Holdings Ltd.	34,763,604	87,953

	CSPC Pharmaceutical Group Ltd.	53,630,229	83,573
	China Telecom Corp. Ltd.	175,505,459	83,423
	China Communications Construction Co. Ltd.	55,919,878	74,479
	Bank of Communications Co. Ltd.	99,519,445	73,613
	Hengan International Group Co. Ltd.	9,071,209	69,169
	Haitong Securities Co. Ltd.	43,007,052	68,494
	China CITIC Bank Corp. Ltd.	104,710,183	67,872
	New China Life Insurance Co. Ltd.	10,077,372	64,947
^	Sunac China Holdings Ltd.	24,181,143	64,327
	ENN Energy Holdings Ltd.	9,209,288	62,520
	China Minsheng Banking Corp. Ltd.	60,797,617	61,102
	Guangzhou Automobile Group Co. Ltd.	28,049,836	60,276
	CITIC Securities Co. Ltd.	28,273,264	57,323
	Anhui Conch Cement Co. Ltd.	14,948,845	55,226
	China Taiping Insurance Holdings Co. Ltd.	18,301,488	54,955
	Sinopharm Group Co. Ltd.	13,097,497	54,819
	Lenovo Group Ltd.	87,851,164	54,340
^	BYD Co. Ltd.	8,673,044	53,981
	Guangdong Investment Ltd.	37,192,149	52,338
	China Vanke Co. Ltd.	17,762,474	52,336
	ANTA Sports Products Ltd.	15,064,632	51,646
	China Resources Beer Holdings Co. Ltd.	20,165,025	50,919
2	People's Insurance Co. Group of China Ltd.	108,243,839	50,373
^	Great Wall Motor Co. Ltd.	39,291,947	50,324
	China Cinda Asset Management Co. Ltd.	120,580,515	50,102
	China Gas Holdings Ltd.	19,922,677	48,190
	China Merchants Port Holdings Co. Ltd.	15,170,862	47,627
	Shenzhou International Group Holdings Ltd.	7,081,629	47,306
	Sino Biopharmaceutical Ltd.	53,544,172	47,270
	Longfor Properties Co. Ltd.	18,449,066	46,300
	China Resources Power Holdings Co. Ltd.	24,309,591	46,289
	CRRC Corp. Ltd.	51,009,547	45,534
	Dongfeng Motor Group Co. Ltd.	36,635,373	44,840
	Fosun International Ltd.	29,223,781	44,250
	China Everbright International Ltd.	33,740,033	43,997
2	Huatai Securities Co. Ltd.	21,591,436	43,322
^,2 Postal Savings Bank of China Co. Ltd.		74,208,000	43,307
	Beijing Enterprises Water Group Ltd.	50,827,321	42,176
2	China Galaxy Securities Co. Ltd.	46,848,723	41,259
	Haier Electronics Group Co. Ltd.	15,408,569	39,677
2	CGN Power Co. Ltd.	143,103,733	39,164
	Kingboard Chemical Holdings Ltd.	8,669,952	39,033
	China State Construction International Holdings Ltd.	24,192,715	39,033
	GF Securities Co. Ltd.	19,337,542	38,956
	China Railway Group Ltd.	48,861,648	38,828
	China Conch Venture Holdings Ltd.	20,830,000	38,702
^	Fullshare Holdings Ltd.	96,849,245	38,681
	China Resources Gas Group Ltd.	10,110,453	38,290
	Huaneng Power International Inc.	53,678,082	37,837
	Kunlun Energy Co. Ltd.	35,946,777	35,835
	Beijing Enterprises Holdings Ltd.	6,683,319	35,469
	TravelSky Technology Ltd.	12,888,297	34,127
2	China Huarong Asset Management Co. Ltd.	77,927,126	31,914
	China Longyuan Power Group Corp. Ltd.	43,329,215	31,688
*,^ Aluminum Corp. of China Ltd.		50,560,772	31,677
	China Railway Construction Corp. Ltd.	23,970,129	31,636
*	Zhuzhou CRRC Times Electric Co. Ltd.	6,498,691	30,917

	Shimao Property Holdings Ltd.	15,307,578	30,493
	Beijing Capital International Airport Co. Ltd.	18,865,443	29,691
	Nine Dragons Paper Holdings Ltd.	19,898,708	29,606
	China Jinmao Holdings Group Ltd.	62,035,995	28,796
	Kingsoft Corp. Ltd.	10,519,056	27,671
^	China Molybdenum Co. Ltd.	50,601,429	27,498
	Jiangxi Copper Co. Ltd.	15,054,752	27,443
	Zijin Mining Group Co. Ltd.	75,355,045	27,326
	China Medical System Holdings Ltd.	16,016,327	27,323
*,^ Alibaba Pictures Group Ltd.		158,972,352	26,854
	Sinopec Shanghai Petrochemical Co. Ltd.	46,389,669	26,362
	COSCO SHIPPING Ports Ltd.	21,532,593	26,338
	Chongqing Rural Commercial Bank Co. Ltd.	34,898,469	25,714
	Yanzhou Coal Mining Co. Ltd.	25,255,080	24,843
	BYD Electronic International Co. Ltd.	9,811,500	24,750
	China Everbright Ltd.	10,843,535	24,695
*	ZTE Corp.	9,522,060	24,453
	Shanghai Pharmaceuticals Holding Co. Ltd.	8,963,370	23,734
	Guangzhou R&F Properties Co. Ltd.	13,219,267	23,602
	Weichai Power Co. Ltd.	24,476,602	23,558
	Jiangsu Expressway Co. Ltd.	15,873,456	23,030
	Zhejiang Expressway Co. Ltd.	18,086,733	22,564
	China National Building Material Co. Ltd.	36,888,441	22,503
	Far East Horizon Ltd.	26,180,973	22,305
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,050,629	22,146
	Sihuan Pharmaceutical Holdings Group Ltd.	52,146,128	21,943
2	Fuyao Glass Industry Group Co. Ltd.	6,381,689	21,723
	Agile Group Holdings Ltd.	17,604,613	20,930
	Kingboard Laminates Holdings Ltd.	14,989,188	20,889
	Haitian International Holdings Ltd.	7,278,937	20,852
	Air China Ltd.	22,893,885	20,647
	Lee & Man Paper Manufacturing Ltd.	19,184,457	20,431
*	COSCO SHIPPING Holdings Co. Ltd.	32,934,640	20,426
	Tsingtao Brewery Co. Ltd.	4,683,892	20,067
	Sino-Ocean Group Holding Ltd.	35,843,431	20,029
	China Everbright Bank Co. Ltd.	41,050,656	19,904
	China Oilfield Services Ltd.	23,291,700	19,844
	CIFI Holdings Group Co. Ltd.	34,606,000	19,692
	Huaneng Renewables Corp. Ltd.	64,142,925	19,526
	China Reinsurance Group Corp.	82,782,424	19,379
	AviChina Industry & Technology Co. Ltd.	30,980,046	18,982
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	11,537,435	18,465
*,2 China Merchants Securities Co. Ltd.		11,514,000	18,180
	Shenzhen International Holdings Ltd.	10,618,990	18,177
	Shandong Weigao Group Medical Polymer Co. Ltd.	22,501,672	18,133
	Shenzhen Investment Ltd.	39,066,696	17,933
*,^ Alibaba Health Information Technology Ltd.		37,366,764	17,750
	GOME Electrical Appliances Holding Ltd.	146,146,766	17,575
	China Communications Services Corp. Ltd.	31,702,788	17,220
	Chongqing Changan Automobile Co. Ltd. Class B	12,713,613	16,860
*,^ GCL-Poly Energy Holdings Ltd.		157,313,576	16,698
*	Shanghai Electric Group Co. Ltd.	35,658,684	16,558
2	Sinopec Engineering Group Co. Ltd.	18,297,212	16,419
	Shanghai Industrial Holdings Ltd.	5,669,413	16,384
	China Southern Airlines Co. Ltd.	21,363,983	16,261
	Zhongsheng Group Holdings Ltd.	7,388,452	16,169
*	Li Ning Co. Ltd.	20,312,714	16,000

	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,314,343	15,713
^,2 Dali Foods Group Co. Ltd.		25,957,803	15,650
^,2 BAIC Motor Corp. Ltd.		17,401,108	15,644
	China Power International Development Ltd.	44,850,343	15,374
2	China Railway Signal & Communication Corp. Ltd.	19,660,232	15,363
	Yuexiu Property Co. Ltd.	80,484,472	15,130
^	BBMG Corp.	29,440,240	14,821
^	China Traditional Chinese Medicine Holdings Co. Ltd.	27,850,281	14,779
	China Resources Cement Holdings Ltd.	24,376,511	14,501
2	China International Capital Corp. Ltd.	9,007,674	14,332
	Skyworth Digital Holdings Ltd.	25,847,000	13,848
	China Coal Energy Co. Ltd.	27,962,362	13,803
	SOHO China Ltd.	24,454,006	13,322
	Chinasoft International Ltd.	24,308,000	13,320
2	Legend Holdings Corp.	5,079,430	13,284
^	Tongda Group Holdings Ltd.	44,931,284	13,034
*,^ China Hongqiao Group Ltd.		14,379,777	12,979
*	Poly Property Group Co. Ltd.	24,729,002	12,968
^	Luye Pharma Group Ltd.	21,878,570	12,402
	Greentown China Holdings Ltd.	9,600,601	12,327
*	Datang International Power Generation Co. Ltd.	35,721,332	12,154
^	Angang Steel Co. Ltd.	14,990,463	12,149
	Metallurgical Corp. of China Ltd.	34,892,501	11,998
	KWG Property Holding Ltd.	15,940,591	11,829
	China Agri-Industries Holdings Ltd.	26,094,153	11,681
	Logan Property Holdings Co. Ltd.	13,341,180	11,562
	China International Marine Containers Group Co. Ltd.	5,516,284	11,530
*	COSCO SHIPPING Development Co. Ltd.	48,309,293	11,430
	Sinotrans Ltd.	22,506,140	11,429
*,2 Zhou Hei Ya International Holdings Co. Ltd.		11,514,500	11,217
	Fufeng Group Ltd.	18,254,600	11,155
	Tong Ren Tang Technologies Co. Ltd.	7,682,000	11,135
	China ZhengTong Auto Services Holdings Ltd.	11,058,000	10,909
*	Maanshan Iron & Steel Co. Ltd.	22,468,097	10,881
	China Eastern Airlines Corp. Ltd.	19,658,855	10,833
2	Orient Securities Co. Ltd.	10,387,628	10,827
	Future Land Holdings Co. Ltd. Class A	3,969,053	10,641
^	Zhaojin Mining Industry Co. Ltd.	12,635,952	10,388
*,^ Kingdee International Software Group Co. Ltd.		24,247,600	10,073
	Yuzhou Properties Co. Ltd.	16,315,000	9,687
	Lao Feng Xiang Co. Ltd. Class B	2,477,981	9,617
	COSCO SHIPPING Energy Transportation Co. Ltd.	16,646,804	9,364
^	China Resources Phoenix Healthcare Holdings Co. Ltd.	7,311,569	9,232
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	17,964,146	9,143
*,^ CAR Inc.		10,483,858	9,126
	Guangshen Railway Co. Ltd.	17,573,673	9,042
*	Landing International Development Ltd.	783,823,000	9,018
	Huadian Power International Corp. Ltd.	21,042,358	8,882
^	China Zhongwang Holdings Ltd.	17,845,219	8,880
	Sinotruk Hong Kong Ltd.	8,435,301	8,845
	Wuxi Little Swan Co. Ltd. Class B	2,077,949	8,771
	Shandong Chenming Paper Holdings Ltd. Class B	5,804,072	8,701
^	Future Land Development Holdings Ltd.	20,512,563	8,531
	China Lesso Group Holdings Ltd.	12,067,000	8,505
	China Machinery Engineering Corp.	12,310,845	8,318
*,2 Meitu Inc.		5,835,500	8,189
	Powerlong Real Estate Holdings Ltd.	17,015,000	7,946

^	Xinjiang Goldwind Science & Technology Co. Ltd.	6,921,558	7,869
	Greatview Aseptic Packaging Co. Ltd.	13,397,000	7,715
	China SCE Property Holdings Ltd.	15,654,000	7,654
	Shenzhen Expressway Co. Ltd.	8,522,784	7,610
^	Golden Eagle Retail Group Ltd.	5,872,072	7,596
	Sinopec Kantons Holdings Ltd.	12,514,000	7,557
^	NetDragon Websoft Holdings Ltd.	2,818,008	7,516
	Lonking Holdings Ltd.	22,958,000	7,484
*,^ Digital China Holdings Ltd.		11,396,000	7,480
	Hopson Development Holdings Ltd.	7,693,525	7,382
	Beijing Jingneng Clean Energy Co. Ltd.	25,437,115	7,353
	China Dongxiang Group Co. Ltd.	39,385,402	7,306
	Huadian Fuxin Energy Corp. Ltd.	32,638,143	7,221
*,^ Tibet Water Resources Ltd.		17,866,000	7,177
2	Red Star Macalline Group Corp. Ltd.	6,910,097	7,173
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	4,984,000	7,125
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	2,690,602	7,091
2	Fu Shou Yuan International Group Ltd.	11,520,000	7,089
	SSY Group Ltd.	15,842,894	6,992
	Beijing Capital Land Ltd.	13,226,000	6,971
^,2 Universal Medical Financial & Technical Advisory Services Co. Ltd.		8,694,000	6,917
	China South City Holdings Ltd.	31,267,689	6,799
	Tianneng Power International Ltd.	8,418,000	6,675
	Livzon Pharmaceutical Group Inc.	1,205,844	6,633
	Anhui Gujing Distillery Co. Ltd. Class B	1,446,213	6,553
	BOE Technology Group Co. Ltd. Class B	14,818,174	6,544
	CSG Holding Co. Ltd. Class B	10,324,418	6,493
*,^ China Shanshui Cement Group Ltd.		11,479,000	6,466
*,^ Health and Happiness H&H International Holdings Ltd.		1,962,624	6,337
	Central China Securities Co. Ltd.	13,896,489	6,322
	Dazhong Transportation Group Co. Ltd. Class B	9,221,581	6,290
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,470,392	6,282
	China BlueChemical Ltd.	21,958,105	6,187
2	Qingdao Port International Co. Ltd.	10,801,000	6,112
^	China Maple Leaf Educational Systems Ltd.	7,494,000	6,002
^	Bank of Chongqing Co. Ltd.	6,897,000	5,976
	Shandong Chenming Paper Holdings Ltd.	3,897,126	5,971
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	11,203,243	5,858
	China Water Affairs Group Ltd.	10,672,000	5,819
	China National Materials Co. Ltd.	14,239,631	5,772
	Yuexiu Transport Infrastructure Ltd.	7,650,000	5,716
*,^ Lifetech Scientific Corp.		25,674,903	5,650
	China Overseas Grand Oceans Group Ltd.	9,620,500	5,639
2	Hua Hong Semiconductor Ltd.	4,159,000	5,635
*,^ Carnival Group International Holdings Ltd.		63,691,556	5,628
	Vinda International Holdings Ltd.	2,886,528	5,443
*,^ FDG Electric Vehicles Ltd.		133,085,000	5,362
^,2 Tian Ge Interactive Holdings Ltd.		6,483,000	5,273
^	PAX Global Technology Ltd.	7,926,000	5,256
^	CT Environmental Group Ltd.	29,110,000	5,212
*,^ CIMC Enric Holdings Ltd.		7,280,062	5,210
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,576,134	5,207
*	C C Land Holdings Ltd.	22,650,000	5,157
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	2,991,127	5,147
*,^ Dongfang Electric Corp. Ltd.		4,799,583	5,099
	Huangshan Tourism Development Co. Ltd. Class B	3,249,500	5,062
*,^ Hybrid Kinetic Group Ltd.		200,518,000	5,006

	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	4,681,500	4,889
	Harbin Electric Co. Ltd.	8,766,187	4,842
	Dah Chong Hong Holdings Ltd.	9,376,000	4,823
	Sichuan Expressway Co. Ltd.	11,484,513	4,745
	China Suntien Green Energy Corp. Ltd.	22,298,000	4,708
^	China High Speed Transmission Equipment Group Co. Ltd.	4,305,000	4,648
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	2,090,938	4,585
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	15,944,000	4,568
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,107,267	4,520
	Guangdong Electric Power Development Co. Ltd. Class B	9,555,450	4,428
	Anhui Expressway Co. Ltd.	5,836,341	4,404
	Xingda International Holdings Ltd.	10,171,000	4,401
	Xinhua Winshare Publishing and Media Co. Ltd.	5,224,000	4,344
*,^ Grand Baoxin Auto Group Ltd.		8,463,691	4,304

*,^,2 Cogobuy Group		6,978,000	4,155
*,^ Sinopec Oilfield Service Corp.		26,765,357	4,135
	Xtep International Holdings Ltd.	10,936,000	4,071
	Chaowei Power Holdings Ltd.	7,156,000	4,055
*,2 China Metal Resources Utilization Ltd.		10,622,055	4,038
*,2 Haichang Ocean Park Holdings Ltd.		18,650,000	4,034
*,^ O-Net Technologies Group Ltd.		6,220,000	4,014
	Weifu High-Technology Group Co. Ltd. Class B	1,718,354	3,987
*,^ Renhe Commercial Holdings Co. Ltd.		178,585,097	3,953
	China Foods Ltd.	8,519,157	3,922
	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,638,800	3,884
	China National Accord Medicines Corp. Ltd. Class B	657,373	3,861
	Shanghai Baosight Software Co. Ltd. Class B	2,750,970	3,842
	Sinotrans Shipping Ltd.	15,235,000	3,819
*,2 Ozner Water International Holding Ltd.		15,076,000	3,797
*	West China Cement Ltd.	26,486,000	3,796
^	Dalian Port PDA Co. Ltd.	20,312,096	3,716
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,921,701	3,692
*	Hi Sun Technology China Ltd.	20,010,000	3,681
	Texhong Textile Group Ltd.	3,391,000	3,645
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,272,784	3,633
	China Shineway Pharmaceutical Group Ltd.	3,594,000	3,595
^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	39,505,968	3,588
*	Weiqiao Textile Co.	5,018,000	3,585
	Luthai Textile Co. Ltd. Class B	3,186,283	3,552
*	Glorious Property Holdings Ltd.	31,380,000	3,533
2	Everbright Securities Co. Ltd.	2,597,577	3,522
	Shanghai Industrial Urban Development Group Ltd.	14,492,000	3,522
*	Hangzhou Steam Turbine Co. Ltd. Class B	3,454,046	3,515
^,2 Cosmo Lady China Holdings Co. Ltd.		9,313,871	3,478
	China Oil & Gas Group Ltd.	50,266,000	3,472
	Shanghai Diesel Engine Co. Ltd. Class B	4,307,040	3,378
^	361 Degrees International Ltd.	9,598,000	3,377
*,^ Coolpad Group Ltd.		36,597,200	3,374
	Beijing North Star Co. Ltd.	8,311,124	3,370
*	Hua Han Health Industry Holdings Ltd.	48,522,792	3,292
*,^ Sinofert Holdings Ltd.		23,823,945	3,289
^	China All Access Holdings Ltd.	11,154,000	3,283
^	Dongjiang Environmental Co. Ltd.	2,283,485	3,279
	Tianjin Port Development Holdings Ltd.	19,514,000	3,245
*,^ China Water Industry Group Ltd.		14,876,000	3,236
*	Shanghai Bailian Group Co. Ltd. Class B	2,140,733	3,227

	Shanghai Haixin Group Co. Class B	4,789,325	3,160
*	Kama Co. Ltd. Class B	2,970,300	3,126
	China Fangda Group Co. Ltd. Class B	4,875,658	3,103
	Shandong Airlines Co. Ltd. Class B	1,735,020	3,092
*,2 Tianhe Chemicals Group Ltd.		20,635,827	3,091
	CITIC Resources Holdings Ltd.	27,389,068	3,082
*	Shang Gong Group Co. Ltd. Class B	2,999,096	3,042
^	Greenland Hong Kong Holdings Ltd.	8,199,000	3,039
	Bosideng International Holdings Ltd.	34,328,459	3,030
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,333,126	3,029
*	Sinolink Worldwide Holdings Ltd.	21,920,000	3,028
	China Electronics Optics Valley Union Holding Co. Ltd.	33,588,000	3,008
^	Wasion Group Holdings Ltd.	6,790,000	3,005
	Fantasia Holdings Group Co. Ltd.	20,341,500	2,966
^	China Overseas Property Holdings Ltd.	16,078,560	2,920
	Tianjin Capital Environmental Protection Group Co. Ltd.	4,535,162	2,910
	China Lilang Ltd.	4,299,000	2,883
*,^ China Power Clean Energy Development Co. Ltd.		4,620,500	2,872
	Tianjin Development Holdings Ltd.	4,952,000	2,862
	Qingling Motors Co. Ltd.	8,414,000	2,832
2	Shengjing Bank Co. Ltd.	3,167,396	2,820
	China Merchants Land Ltd.	13,188,000	2,814
	Guorui Properties Ltd.	9,168,000	2,780
*,^ China Modern Dairy Holdings Ltd.		15,145,500	2,714
	Shanghai Huayi Group Corp. Ltd. Class B	2,866,553	2,704
*	China Huiyuan Juice Group Ltd.	8,681,000	2,699
*	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,413,857	2,647
	Concord New Energy Group Ltd.	60,800,000	2,604
*,^ TCL Multimedia Technology Holdings Ltd.		5,261,000	2,592
*,^ North Mining Shares Co. Ltd.		144,060,000	2,580
	Shanghai Highly Group Co. Ltd. Class B	3,406,210	2,535
	Dawnrays Pharmaceutical Holdings Ltd.	4,212,000	2,534
*,^ Chiho Environmental Group Ltd.		5,030,000	2,511
*	Huadian Energy Co. Ltd. Class B	5,089,834	2,504
	Ajisen China Holdings Ltd.	5,779,000	2,498
*,^ Rentian Technology Holdings Ltd.		50,450,000	2,453
*	Lianhua Supermarket Holdings Co. Ltd.	6,021,000	2,446
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,787,832	2,428
	CPMC Holdings Ltd.	4,883,000	2,417
	Foshan Electrical and Lighting Co. Ltd. Class B	3,090,297	2,410
^	China Singyes Solar Technologies Holdings Ltd.	6,330,680	2,404
^	Sinosoft Technology Group Ltd.	8,008,000	2,404
	First Tractor Co. Ltd.	4,964,000	2,361
*	Launch Tech Co. Ltd.	1,748,000	2,349
	Huaxin Cement Co. Ltd. Class B	2,520,214	2,331
*	Hengdeli Holdings Ltd.	22,663,600	2,290
*,^ China Logistics Property Holdings Co. Ltd.		6,603,011	2,290
*,^ Yashili International Holdings Ltd.		12,649,000	2,281
*,^ Hanergy Thin Film Power Group Ltd.		84,704,000	2,266
	Shanghai Jinjiang International Travel Co. Ltd. Class B	754,758	2,230
^	Poly Culture Group Corp. Ltd.	990,586	2,219
*	Sany Heavy Equipment International Holdings Co. Ltd.	11,631,269	2,217
	INESA Intelligent Tech Inc. Class B	3,264,373	2,208
	Colour Life Services Group Co. Ltd.	3,107,000	2,196
*	AVIC International Holding HK Ltd.	44,128,000	2,176
*,^ China Yurun Food Group Ltd.		16,766,413	2,167
	Welling Holding Ltd.	9,829,200	2,135

	Jiangling Motors Corp. Ltd. Class B	944,312	2,100
	Phoenix Satellite Television Holdings Ltd.	14,022,000	2,081
	Comba Telecom Systems Holdings Ltd.	14,824,303	2,031
*,^ National Agricultural Holdings Ltd.		13,096,000	1,995
*,^ Capital Environment Holdings Ltd.		50,602,000	1,942
*	PW Medtech Group Ltd.	8,498,000	1,937
	Eastern Communications Co. Ltd. Class B	3,109,400	1,933
*	Enerchina Holdings Ltd.	80,694,000	1,917
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,958,834	1,909
*	Mingfa Group International Co. Ltd.	7,651,943	1,852
*,^ China Chengtong Development Group Ltd.		31,274,000	1,838
*	Bengang Steel Plates Co. Ltd. Class B	4,606,141	1,822
2	Beijing Urban Construction Design & Development Group Co. Ltd.	2,728,000	1,797
	Minmetals Land Ltd.	13,893,000	1,795
*,^ China Beidahuang Industry Group Holdings Ltd.		36,576,000	1,778
	Xiamen International Port Co. Ltd.	8,902,000	1,742
*	Shanghai Zhongyida Co. Ltd. Class B	4,102,000	1,740
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,076,801	1,735
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,033,000	1,679
*	Shougang Concord International Enterprises Co. Ltd.	47,552,000	1,672
*	Tiangong International Co. Ltd.	15,938,000	1,672
	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,640
*	SRE Group Ltd.	64,642,000	1,505
	Chongqing Machinery & Electric Co. Ltd.	11,238,000	1,466
2	Kangda International Environmental Co. Ltd.	7,324,891	1,443
*	MIE Holdings Corp.	15,092,000	1,428
*	Xinjiang Xinxin Mining Industry Co. Ltd.	10,019,000	1,408
*	China Fiber Optic Network System Group Ltd.	14,959,600	1,341
	Zhonglu Co. Ltd. Class B	912,811	1,338
*	China Minsheng Drawin Technology Group Ltd.	48,720,000	1,321
*	Jinzhou Port Co. Ltd. Class B	2,549,944	1,319
^	China Electronics Corp. Holdings Co. Ltd.	8,952,000	1,293
	Hilong Holding Ltd.	7,345,000	1,238
*,^ Munsun Capital Group Ltd.		106,482,000	1,227
*,^ China Rare Earth Holdings Ltd.		15,493,426	1,187
*	DongfengSci-Tech Group Co. Ltd. Class B	3,182,875	1,178
*,^ V1 Group Ltd.		33,362,000	1,175
*	Loudong General Nice Resources China Holdings Ltd.	29,721,000	1,100
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,739,160	1,080
*,^ Chongqing Iron & Steel Co. Ltd.		6,872,000	1,055
	Maoye International Holdings Ltd.	10,045,000	1,015
	Dalian Refrigeration Co. Ltd. Class B	1,744,260	989
	Hefei Meiling Co. Ltd. Class B	1,656,752	937
	Changchai Co. Ltd. Class B	1,626,592	929
*	Tech Pro Technology Development Ltd.	87,171,600	915
*	Anxin-China Holdings Ltd.	16,568,000	817
*,^ Boer Power Holdings Ltd.		2,740,000	803
	Fiyta Holdings Ltd. Class B	851,520	750
*,^ Wisdom Sports Group		5,083,000	735
*,^ China Soft Power Technology Holdings Ltd.		46,857,425	713
*	Shanghai Potevio Co. Ltd. Class B	864,800	632
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	2,114,780	620
	Shenguan Holdings Group Ltd.	10,032,000	603
*	China Dynamics Holdings Ltd.	30,280,000	600
*	Boshiwa International Holding Ltd.	2,777,000	597
*,^ Daphne International Holdings Ltd.		5,850,000	524
	Huishang Bank Corp. Ltd.	1,065,077	518

*	Real Nutriceutical Group Ltd.	9,597,000	467
*	Global Bio-Chem Technology Group Co. Ltd.	22,352,000	452
*	China Public Procurement Ltd.	101,988,000	248
	COSCO SHIPPING International Hong Kong Co. Ltd.	578,527	244
2	CSC Financial Co. Ltd.	267,500	241
*,^ China Lumena New Materials Corp.		13,488,000	216
*,^ Dynasty Fine Wines Group Ltd.		1,342,000	198
*	Real Gold Mining Ltd.	1,345,000	144
	HNA Infrastructure Co. Ltd.	174,313	141
*	Trony Solar Holdings Co. Ltd.	1,562,000	126
*	EverChina International Holdings Co. Ltd.	1,622,249	51
	China Datang Corp. Renewable Power Co. Ltd.	296,839	35
*	Hydoo International Holding Ltd.	143,719	17
	China Energy Engineering Corp. Ltd.	23,629	4
^	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*	China Forestry Holdings Co. Ltd.	3,050,000	—
*	China Metal Recycling Holdings Ltd.	2,568,000	—
			14,056,221
Colombia (0.1%)
	Bancolombia SA ADR	1,356,836	59,348
	Grupo de Inversiones Suramericana SA	2,898,486	40,787
	Grupo Argos SA	3,900,341	28,056
	Ecopetrol SA	47,667,478	22,268
	Interconexion Electrica SA ESP	4,570,465	20,938
	Cementos Argos SA	4,797,604	19,119
	Grupo de Inversiones Suramericana SA Preference Shares	1,335,078	18,456
	Grupo Aval Acciones y Valores Preference Shares	41,201,816	18,213
	Banco Davivienda SA Preference Shares	1,375,390	15,614
	Almacenes Exito SA	2,713,905	13,851
	Cementos Argos SA Preference Shares	2,447,795	8,656
	Ecopetrol SA ADR	824,200	7,698
*	CEMEX Latam Holdings SA	1,993,598	7,277
	Bancolombia SA Preference Shares	469,588	5,142
	Avianca Holdings SA Preference Shares	4,148,153	3,668
	Grupo Aval Acciones y Valores SA ADR	249,262	2,206
			291,297
Czech Republic (0.0%)
	Komercni banka as	952,202	41,023
	CEZ AS	2,104,032	38,173
2	Moneta Money Bank AS	6,559,184	23,635
	O2 Czech Republic AS	631,105	8,072
	Pegas Nonwovens SA	107,943	4,972
	Philip Morris CR AS	5,086	3,508
			119,383
Denmark (1.2%)
	Novo Nordisk A/S Class B	22,511,845	957,416
	Danske Bank A/S	8,569,660	347,051
	Vestas Wind Systems A/S	2,616,348	255,701
	AP Moller - Maersk A/S Class B	77,340	168,821
*	Genmab A/S	694,590	157,854
	DSV A/S	2,339,697	151,064
	Pandora A/S	1,311,318	150,918
	Carlsberg A/S Class B	1,333,347	148,134
	Coloplast A/S Class B	1,674,958	143,894
	Novozymes A/S	2,738,415	126,448
	AP Moller - Maersk A/S Class A	59,311	123,873

	ISS A/S	2,337,096	95,809
2	DONG Energy A/S	1,894,679	91,404
	Chr Hansen Holding A/S	1,112,975	89,629
	TDC A/S	10,205,053	62,971
	GN Store Nord A/S	1,780,178	54,146
	Jyske Bank A/S	849,548	53,247
	H Lundbeck A/S	748,506	44,882
	FLSmidth & Co. A/S	623,150	38,139
*	William Demant Holding A/S	1,430,313	38,002
*,2 Nets A/S		1,522,734	36,701
	Sydbank A/S	868,737	36,188
	Royal Unibrew A/S	669,276	33,348
	Tryg A/S	1,427,257	32,159
	SimCorp A/S	501,487	31,357
*	NKT A/S	343,058	30,136
*	Bavarian Nordic A/S	395,042	25,860
*	Topdanmark A/S	643,526	21,988
	Dfds A/S	370,733	21,145
	Ambu A/S Class B	322,080	20,972
	Rockwool International A/S Class B	81,293	18,500
	Schouw & Co. AB	148,096	16,262
	Spar Nord Bank A/S	1,015,562	13,649
2	Scandinavian Tobacco Group A/S	714,932	11,538
	ALK-Abello A/S	71,828	11,321
	Alm Brand A/S	781,846	7,838
*	Bang & Olufsen A/S	388,786	6,803
	Matas A/S	397,406	6,133
*,^ D/S Norden A/S		298,375	5,919
	Solar A/S Class B	63,828	3,801
*	OW Bunker A/S	129,331	—
			3,691,021
Egypt (0.0%)
	Commercial International Bank Egypt SAE	13,045,038	61,116
*	Global Telecom Holding SAE	51,266,302	18,759
	Egyptian Financial Group-Hermes Holding Co.	6,894,293	8,622
	Talaat Moustafa Group	13,048,255	5,516
	ElSewedy Electric Co.	948,195	4,467
*	Orascom Construction Ltd.	650,528	4,349
	Medinet Nasr Housing	6,471,862	3,781
*	Six of October Development & Investment	3,831,591	2,977
	Telecom Egypt Co.	4,565,673	2,835
*	Palm Hills Developments SAE	15,083,164	2,661
*	Pioneers Holding for Financial Investments SAE	5,246,654	2,641
	Heliopolis Housing	1,755,662	2,525
	Oriental Weavers	2,225,268	2,260
*	Ezz Steel	2,351,797	2,247
	Sidi Kerir Petrochemicals Co.	1,549,940	1,472
*	Citadel Capital SAE	21,958,965	1,264
	Orascom Telecom Media And Technology Holding SAE	33,175,829	1,258
*	South Valley Cement	2,717,924	626
	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	318
*	Global Telecom Holding SAE GDR	33,872	60
			129,754
Finland (0.8%)
	Nokia Oyj	72,185,954	460,636
	Sampo Oyj Class A	5,873,417	321,229

Kone Oyj Class B	4,793,159	249,665
UPM-Kymmene Oyj	6,710,673	182,687
Wartsila OYJ Abp	1,947,743	129,444
Stora Enso Oyj	7,170,961	95,875
Fortum Oyj	5,513,217	90,154
Elisa Oyj	1,895,282	78,023
Nokian Renkaat Oyj	1,694,813	69,105
Neste Oyj	1,579,854	68,494
Orion Oyj Class B	1,279,810	64,683
Huhtamaki Oyj	1,315,888	50,992
Kesko Oyj Class B	861,296	43,551
Metso Oyj	1,317,318	41,909
Amer Sports Oyj	1,482,231	39,815
Konecranes Oyj Class B	791,253	35,303
Outokumpu Oyj	3,844,686	32,308
Cargotec Oyj Class B	520,401	31,772
Valmet Oyj	1,693,885	30,877
Tieto Oyj	949,875	30,134
Metsa Board Oyj	2,307,838	16,325
YIT Oyj	1,567,164	13,309
Citycon Oyj	4,702,826	12,798
Cramo Oyj	443,111	12,712
*,^ Outotec Oyj	1,801,546	11,751
Kemira Oyj	903,454	11,388
Uponor Oyj	644,096	10,400
*,^ Caverion Corp.	1,189,868	9,955
Sanoma Oyj	1,016,205	9,439
Finnair Oyj	823,417	8,909
* DNA Oyj	480,511	8,587
Ramirent Oyj	826,704	8,241
Oriola Oyj	1,490,515	6,393
Raisio Oyj	1,415,534	5,929
F-Secure Oyj	1,030,795	4,683
*,^ Stockmann OYJ Abp Class B	383,992	3,325
		2,300,800
France (6.4%)
TOTAL SA	27,809,668	1,414,237
Sanofi	13,567,363	1,292,832
BNP Paribas SA	13,605,064	1,054,343
LVMH Moet Hennessy Louis Vuitton SE	3,132,464	786,846
AXA SA	23,789,554	702,594
Airbus SE	6,874,021	574,375
Societe Generale SA	9,228,918	541,140
Danone SA	7,174,745	535,385
Vinci SA	5,845,962	523,489
Schneider Electric SE	6,660,655	522,754
L'Oreal SA	2,488,266	515,524
Air Liquide SA (XPAR)	4,021,403	493,083
Orange SA	24,085,317	405,284
^ Pernod Ricard SA	2,668,794	370,283
Safran SA	3,717,174	351,688
Cie de Saint-Gobain	6,233,007	345,852
Kering	935,069	326,829
Essilor International SA	2,562,099	324,381
Engie SA	19,443,551	313,164
Vivendi SA	13,442,774	310,717
Cie Generale des Etablissements Michelin	2,230,218	302,055

Legrand SA	3,360,917	232,166
Credit Agricole SA	12,542,798	220,157
Capgemini SE	1,943,389	211,578
Valeo SA	3,000,349	207,742
Hermes International	388,979	197,025
Publicis Groupe SA	2,582,707	195,297
Renault SA	2,164,599	195,015
Atos SE	1,145,456	174,152
* TechnipFMC plc	5,803,680	165,370
^ Carrefour SA	6,746,983	162,065
Dassault Systemes SE	1,632,544	160,150
Thales SA	1,253,043	138,723
Veolia Environnement SA	6,130,844	138,170
STMicroelectronics NV	7,840,558	132,837
Sodexo SA	1,121,178	132,446
Peugeot SA	5,258,919	113,124
L'Oreal SA Loyalty Line	532,666	110,359
Bouygues SA	2,508,292	107,542
Klepierre	2,604,792	106,010
SES SA Class A	4,448,799	104,655
Arkema SA	901,893	102,668
Teleperformance	722,705	100,697
Accor SA	2,166,402	100,638
Air Liquide SA (XPAR)	782,813	95,984
^ Gecina SA	582,929	88,135
Eiffage SA	907,142	87,872
SCOR SE	1,970,530	83,109
Edenred	2,931,837	77,072
Natixis SA	10,588,934	76,946
Suez	4,194,183	75,837
Iliad SA	302,827	75,124
Bureau Veritas SA	3,227,461	73,537
Ingenico Group SA	694,824	72,884
Zodiac Aerospace	2,444,146	69,898
Alstom SA	1,938,412	69,446
Eurofins Scientific SE	120,988	67,397
Groupe Eurotunnel SE	5,696,182	63,163
^ Orpea	542,290	62,187
Rexel SA	3,844,834	60,885
Aeroports de Paris	358,743	60,712
* Ubisoft Entertainment SA	956,405	60,518
* Rubis SCA	938,576	59,743
Eutelsat Communications SA	2,177,496	58,933
Bollore SA	12,532,695	58,148
Wendel SA	372,832	56,098
Ipsen SA	434,169	55,572
SEB SA	306,787	54,579
2 Euronext NV	907,503	53,035
Faurecia	927,098	51,480
Fonciere Des Regions	515,338	49,744
CNP Assurances	2,048,209	49,448
Lagardere SCA	1,463,304	48,078
2 Amundi SA	621,073	48,036
Eurazeo SA	565,201	46,135
Electricite de France SA	4,421,965	44,886
2 Elior Group	1,676,553	44,501
Dassault Aviation SA	29,416	44,165

	Casino Guichard Perrachon SA	721,519	44,007
	Imerys SA	479,775	41,589
	ICADE	464,908	39,918
^	BioMerieux	178,483	39,330
	Societe BIC SA	331,541	38,889
	Christian Dior SE	130,204	37,076
^	Remy Cointreau SA	313,947	36,114
	Altran Technologies SA	2,033,214	35,751
	JCDecaux SA	924,582	32,926
*	SFR Group SA	873,821	32,526
^	Elis SA	1,308,453	31,637
*	Credit Agricole SA Loyalty Line	1,787,302	31,372
	SPIE SA	1,047,840	29,452
	Nexity SA	545,226	29,244
	Sopra Steria Group	163,279	28,237
	Cie Plastic Omnium SA	731,454	28,148
	Alten SA	319,832	27,612
*	Air France-KLM	1,882,763	25,493
	Euler Hermes Group	188,444	22,529
	Havas SA	2,039,997	22,343
*,^ Vallourec SA		3,726,919	22,047
*,^ DBV Technologies SA		246,067	22,026
	Sartorius Stedim Biotech	298,677	21,282
^	SOITEC	318,632	20,233
*,2 Worldline SA		496,151	20,164
	Neopost SA	433,288	19,869
	Metropole Television SA	819,518	19,829
	Nexans SA	326,863	18,724
2	Maisons du Monde SA	498,559	18,463
	Television Francaise 1	1,258,324	18,412
	Korian SA	511,810	16,923
	Technicolor SA	4,530,476	16,470
*	Fnac Darty SA	168,881	16,005
2	Europcar Groupe SA	984,700	14,337
	Trigano SA	107,127	14,088
	Vicat SA	192,759	14,082
	IPSOS	405,646	14,009
	Tarkett SA	320,684	13,277
*,^ Genfit		361,005	11,518
	Gaztransport Et Technigaz SA	233,435	11,126
	Mercialys SA	496,831	10,054
*,^ Virbac SA		52,777	9,420
	Coface SA	954,070	9,022
	Beneteau SA	460,675	7,909
	Derichebourg SA	895,804	7,848
	SEB SA Loyalty Line	39,123	6,960
	Vilmorin & Cie SA	77,392	6,824
*,^ Eramet		103,828	6,554
	FFP	60,550	6,425
	Bonduelle SCA	157,152	6,039
	Boiron SA	62,241	5,831
	Rallye SA	258,944	5,503
^	Guerbet	56,876	5,119
	Mersen SA	135,817	5,018
	Interparfums SA	120,128	4,774
	Electricite de France SA Loyalty Line	416,343	4,226
	Jacquet Metal Service	143,553	4,012

	Direct Energie	66,345	3,796
	Manitou BF SA	106,055	3,719
	Albioma SA	154,075	3,620
	GL Events	120,611	3,579
^	Bourbon Corp.	348,031	3,244
*,^ Parrot SA		270,316	3,210
*,^ Etablissements Maurel et Prom		636,379	2,638
	Haulotte Group SA	132,968	2,341
*	Esso SA Francaise	27,532	1,851
*	Stallergenes Greer plc	37,370	1,588
*,^ CGG SA		296,949	1,311
	Union Financiere de France BQE SA	34,699	1,186
*	Albioma SA Loyalty Line	42,824	1,006
	Assystem	1,824	70
			18,800,502
Germany (6.2%)
	Bayer AG	10,433,027	1,321,471
	Siemens AG	9,578,262	1,299,797
	Allianz SE	5,703,777	1,215,816
	SAP SE	11,445,703	1,211,941
	BASF SE	11,521,076	1,096,815
	Daimler AG	12,137,155	850,394
	Deutsche Telekom AG	39,884,543	728,647
	adidas AG	2,492,070	569,179
	Deutsche Post AG	12,007,921	465,822
	Deutsche Bank AG	25,938,426	461,907
	Linde AG	2,339,062	446,205
	Fresenius SE & Co. KGaA	5,088,586	429,504
	Bayerische Motoren Werke AG	4,080,823	374,947
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,731,405	371,908
	Volkswagen AG Preference Shares	2,315,797	356,147
	Infineon Technologies AG	14,217,892	308,762
	Continental AG	1,361,545	306,715
	Henkel AG & Co. KGaA Preference Shares	2,150,864	304,668
	E.ON SE	25,903,810	256,262
	Fresenius Medical Care AG & Co. KGaA	2,674,470	252,206
	Deutsche Boerse AG	2,353,342	245,732
	Vonovia SE	5,901,504	239,160
	Henkel AG & Co. KGaA	1,518,363	191,026
	HeidelbergCement AG	1,875,249	185,692
	Merck KGaA	1,633,950	179,298
	Deutsche Wohnen AG	4,470,459	177,159
*	Commerzbank AG	13,088,372	171,202
	thyssenkrupp AG	5,331,244	158,347
	Beiersdorf AG	1,255,179	137,743
*	RWE AG	6,094,983	128,426
	ProSiebenSat.1 Media SE	2,877,858	114,983
	Brenntag AG	1,964,276	111,311
	Porsche Automobil Holding SE Preference Shares	1,943,041	111,207
^	Wirecard AG	1,439,688	110,178
2	Covestro AG	1,408,353	109,216
	Symrise AG	1,528,035	106,987
	Hannover Rueck SE	761,174	96,075
	MTU Aero Engines AG	651,041	95,413
*	QIAGEN NV	2,801,168	92,914
	GEA Group AG	2,228,073	90,552
	United Internet AG	1,472,771	89,663

	LANXESS AG	1,157,977	89,297
	OSRAM Licht AG	1,008,366	84,032
	LEG Immobilien AG	796,920	76,629
	KION Group AG	820,218	71,174
2	Innogy SE	1,599,503	67,180
	Evonik Industries AG	1,908,649	65,005
	Deutsche Lufthansa AG	2,935,639	63,043
^	K&S AG	2,421,540	62,968
^	STADA Arzneimittel AG	786,403	61,229
	HUGO BOSS AG	807,549	60,913
*,2 Zalando SE		1,326,082	59,352
	Volkswagen AG	358,281	56,339
	Freenet AG	1,636,961	55,256
	Fuchs Petrolub SE Preference Shares	925,973	54,971
	Rheinmetall AG	546,825	54,568
	Bayerische Motoren Werke AG Preference Shares	653,820	52,101
	Uniper SE	2,466,427	50,831
	MAN SE	453,162	50,183
	Fraport AG Frankfurt Airport Services Worldwide	457,115	45,775
	HOCHTIEF AG	248,765	44,403
	Telefonica Deutschland Holding AG	8,466,482	43,736
*	Metro Wholesale & Food Specialist AG	2,057,272	41,560
	Sartorius AG Preference Shares	432,927	40,918
*	Dialog Semiconductor plc	926,467	40,373
^	Aurubis AG	429,484	38,234
	RTL Group SA	489,920	38,114
	Duerr AG	309,696	37,733
^	Drillisch AG	549,431	36,754
	Axel Springer SE	572,250	36,338
	Gerresheimer AG	407,775	33,653
	CTS Eventim AG & Co. KGaA	702,900	32,580
	Aareal Bank AG	759,877	31,694
	TAG Immobilien AG	1,884,342	30,920
	Hella KGaA Hueck & Co.	566,421	29,951
	Rational AG	46,150	28,980
	Software AG	626,583	27,396
*,^ MorphoSys AG		371,103	27,112
	Deutsche EuroShop AG	629,553	26,218
*	Siltronic AG	236,646	25,734
	Fielmann AG	318,575	25,586
	Stabilus SA	303,732	25,257
	alstria office REIT-AG	1,701,649	24,972
	Norma Group SE	410,027	24,866
	Leoni AG	414,878	24,540
	Jungheinrich AG Preference Shares	610,264	24,217
	GRENKE AG	278,196	24,031
*	Evotec AG	1,659,643	23,915
	Wacker Chemie AG	190,864	23,687
^	Krones AG	188,080	23,401
	METRO AG	2,054,752	23,090
	Salzgitter AG	493,116	22,124
	Bechtle AG	297,116	21,387
	Suedzucker AG	992,393	21,181
	Talanx AG	507,012	20,908
	FUCHS PETROLUB SE	389,766	20,503
^	Stroeer SE & Co. KGaA	317,895	20,495
	TUI AG (XETR)	1,278,422	20,158

*,^,2 Rocket Internet SE		892,491	18,353
2	Deutsche Pfandbriefbank AG	1,336,922	17,615
	Nemetschek SE	220,982	17,148
^	Bilfinger SE	414,109	16,921
	Indus Holding AG	218,159	16,328
2	ADO Properties SA	360,275	16,263
	Carl Zeiss Meditec AG	303,632	16,258
	CompuGroup Medical SE	272,378	16,227
	TLG Immobilien AG	729,544	15,823
	Jenoptik AG	546,447	15,056
	Pfeiffer Vacuum Technology AG	88,756	15,051
*	zooplus AG	76,217	14,551
	DMG Mori AG	241,856	14,283
*,2 Tele Columbus AG		1,223,426	14,042
	Puma SE	33,510	13,434
	Schaeffler AG Preference Shares	919,568	12,821
*,2 Hapag-Lloyd AG		309,405	12,234
	Sixt SE	170,299	12,038
	RHOEN-KLINIKUM AG	380,216	11,965
	Deutz AG	1,586,464	11,778
*	AIXTRON SE	1,300,930	11,577
*,^ Nordex SE		794,364	10,847
	Sixt SE Preference Shares	190,339	10,811
	KWS Saat SE	26,145	10,621
	Kloeckner & Co. SE	947,509	10,476
*	PATRIZIA Immobilien AG	576,028	10,406
*,^ Heidelberger Druckmaschinen AG		2,962,600	10,088
	Draegerwerk AG & Co. KGaA Preference Shares	92,717	9,975
	XING AG	33,263	9,775
	Takkt AG	393,836	9,671
*	Vossloh AG	132,278	8,798
*,^ SGL Carbon SE		665,801	8,398
	Wacker Neuson SE	296,193	7,952
*	Biotest AG Preference Shares	273,251	7,430
	Diebold Nixdorf AG	80,241	6,830
	Hamburger Hafen und Logistik AG	232,730	6,509
	Wuestenrot & Wuerttembergische AG	243,462	6,288
	Deutsche Beteiligungs AG	131,931	6,216
	RWE AG Preference Shares	380,028	5,953
^	ElringKlinger AG	341,058	5,950
	BayWa AG	160,767	5,949
^	Bertrandt AG	61,190	5,828
	DIC Asset AG	477,323	5,148
^	SMA Solar Technology AG	121,821	4,418
	comdirect bank AG	322,955	4,073
^	Gerry Weber International AG	294,050	3,752
	Hornbach Baumarkt AG	90,357	3,359
	Draegerwerk AG & Co. KGaA	36,003	2,929
	CropEnergies AG	246,793	2,654
	H&R GmbH & Co. KGaA	169,216	2,303
*,^ Biotest AG		66,067	2,151
*	GFK SE	5,960	334
			18,374,620
Greece (0.1%)
*	Alpha Bank AE	17,385,643	41,679
	OPAP SA	2,761,666	31,778

Hellenic Telecommunications Organization SA	2,440,394	31,120
* National Bank of Greece SA	69,256,623	27,998
* Eurobank Ergasias SA	22,752,126	24,832
JUMBO SA	1,273,464	21,326
* Piraeus Bank SA	3,738,699	20,430
Motor Oil Hellas Corinth Refineries SA	667,736	15,035
Titan Cement Co. SA	539,230	15,020
* Mytilineos Holdings SA	998,356	9,918
* FF Group	403,285	9,662
Hellenic Telecommunications Organization SA ADR	1,343,260	8,436
Hellenic Petroleum SA	849,184	7,852
Grivalia Properties REIC AE	591,448	6,354
Hellenic Exchanges SA	751,807	4,734
Fourlis Holdings SA	562,315	3,856
* GEK Terna Holding Real Estate Construction SA	799,284	3,577
Aegean Airlines SA	350,930	3,433
* Public Power Corp. SA	1,262,756	3,340
Athens Water Supply & Sewage Co. SA	450,524	3,299
* HOLDING CO ADMIE IPTO SA	1,262,756	3,049
* Ellaktor SA	1,432,107	2,791
Metka Industrial - Construction SA	279,855	2,783
Terna Energy SA	328,165	1,514
* Cyprus Popular Bank PCL	12,597,118	—
		303,816
Hong Kong (2.6%)
AIA Group Ltd.	152,258,170	1,197,588
CK Hutchison Holdings Ltd.	35,571,964	468,096
Hong Kong Exchanges & Clearing Ltd.	15,433,049	439,660
Cheung Kong Property Holdings Ltd.	34,353,090	277,807
Sun Hung Kai Properties Ltd.	17,901,863	276,982
Link REIT	27,976,287	227,130
BOC Hong Kong Holdings Ltd.	45,246,639	222,454
CLP Holdings Ltd.	20,728,824	220,869
Hang Seng Bank Ltd.	9,192,810	199,857
Hong Kong & China Gas Co. Ltd.	102,702,843	194,114
Galaxy Entertainment Group Ltd.	26,591,155	164,177
Jardine Matheson Holdings Ltd.	2,567,915	163,805
Power Assets Holdings Ltd.	16,533,109	163,757
Sands China Ltd.	30,219,071	139,960
Wharf Holdings Ltd.	15,333,727	130,331
AAC Technologies Holdings Inc.	8,757,936	117,651
Hongkong Land Holdings Ltd.	14,741,721	110,776
MTR Corp. Ltd.	17,399,910	100,477
2 WH Group Ltd.	105,287,855	98,722
Jardine Strategic Holdings Ltd.	2,290,767	93,410
New World Development Co. Ltd.	68,463,779	92,457
Henderson Land Development Co. Ltd.	13,618,604	78,712
Wheelock & Co. Ltd.	10,292,178	77,557
* CK Infrastructure Holdings Ltd.	7,890,738	73,547
Techtronic Industries Co. Ltd.	15,774,663	70,091
Samsonite International SA	16,234,973	67,988
China Mengniu Dairy Co. Ltd.	33,988,381	66,148
Bank of East Asia Ltd.	15,187,422	64,967
Swire Pacific Ltd. Class A	6,441,067	64,180
Hang Lung Properties Ltd.	25,717,104	63,961
Sino Land Co. Ltd.	37,751,968	62,263
^ Want Want China Holdings Ltd.	69,619,785	47,017

	Swire Properties Ltd.	13,529,768	46,738
	ASM Pacific Technology Ltd.	3,383,299	43,725
	Hang Lung Group Ltd.	10,609,033	40,298
	Minth Group Ltd.	8,744,510	40,264
	Wynn Macau Ltd.	18,389,958	39,733
*	Semiconductor Manufacturing International Corp.	35,265,124	38,657
	Yue Yuen Industrial Holdings Ltd.	9,166,212	37,844
	Hysan Development Co. Ltd.	7,785,047	37,646
	NWS Holdings Ltd.	17,417,243	33,320
	Tingyi Cayman Islands Holding Corp.	23,707,238	30,186
	VTech Holdings Ltd.	2,056,895	29,752
	PCCW Ltd.	52,895,464	29,747
	Hopewell Holdings Ltd.	7,262,015	27,822
	Li & Fung Ltd.	73,788,186	26,992
	Kerry Properties Ltd.	7,660,232	26,843
	Xinyi Glass Holdings Ltd.	25,476,238	26,325
*,2 China Resources Pharmaceutical Group Ltd.		21,558,500	25,852
	SJM Holdings Ltd.	23,904,968	23,899
	Melco International Development Ltd.	10,087,036	23,836
*	Orient Overseas International Ltd.	2,495,191	23,221
	PRADA SPA	6,459,624	22,894
	Sun Art Retail Group Ltd.	27,606,168	22,480
	Shangri-La Asia Ltd.	13,529,433	21,972
	First Pacific Co. Ltd.	28,583,451	21,392
	Vitasoy International Holdings Ltd.	9,666,000	20,656
	IGG Inc.	11,876,000	19,979
	Champion REIT	24,115,442	18,763
	MGM China Holdings Ltd.	9,457,592	18,608
	Great Eagle Holdings Ltd.	3,358,287	18,417
	Haitong International Securities Group Ltd.	29,198,314	16,828
	Man Wah Holdings Ltd.	18,892,000	16,308
	Luk Fook Holdings International Ltd.	4,416,000	16,214
	Cathay Pacific Airways Ltd.	10,091,273	15,811
	Johnson Electric Holdings Ltd.	4,336,764	15,410
^	Kingston Financial Group Ltd.	44,082,742	15,339
	Nexteer Automotive Group Ltd.	8,603,000	14,822
	Dah Sing Financial Holdings Ltd.	2,017,277	14,274
	Chow Tai Fook Jewellery Group Ltd.	13,400,791	13,923
2	BOC Aviation Ltd.	2,623,152	13,627
	Fortune REIT (XHKG)	10,560,077	13,191
	Television Broadcasts Ltd.	3,554,742	13,012
	Cafe de Coral Holdings Ltd.	4,038,202	12,998
*	MMG Ltd.	28,596,079	12,721
	L'Occitane International SA	5,453,764	12,622
^	Xinyi Solar Holdings Ltd.	40,023,061	12,596
	Uni-President China Holdings Ltd.	15,956,592	12,392
*	China First Capital Group Ltd.	28,968,000	12,138
	FIH Mobile Ltd.	35,823,989	11,970
	SITC International Holdings Co. Ltd.	14,175,000	11,793
*	Esprit Holdings Ltd.	23,705,205	11,680
	NagaCorp Ltd.	18,306,000	11,135
^	Value Partners Group Ltd.	11,973,000	11,124
^	United Co. RUSAL plc	20,255,521	11,034
	Shui On Land Ltd.	41,715,558	10,408
	Shougang Fushan Resources Group Ltd.	44,305,955	10,259
*	Freeman FinTech Corp. Ltd.	160,283,946	10,252
*	Shun Tak Holdings Ltd.	23,653,891	10,201

	Dah Sing Banking Group Ltd.	4,675,676	10,013
	Kerry Logistics Network Ltd.	6,681,124	9,607
^	Guotai Junan International Holdings Ltd.	30,752,715	9,468
*	Pacific Basin Shipping Ltd.	43,038,000	9,404
	China Travel International Investment Hong Kong Ltd.	30,769,554	9,137
*,^ Brightoil Petroleum Holdings Ltd.		34,992,029	9,093
*,^ China Baoli Technologies Holdings Ltd.		372,150,000	8,922
	Yuexiu REIT	13,445,155	8,758
	K Wah International Holdings Ltd.	14,460,000	8,690
*,^ China Minsheng Financial Holding Corp. Ltd.		147,828,093	8,685
^	Towngas China Co. Ltd.	12,279,199	8,657
	HKBN Ltd.	8,746,862	8,646
	Stella International Holdings Ltd.	4,771,000	8,153
	Sunlight REIT	12,075,000	7,943
*,^ KuangChi Science Ltd.		22,543,000	7,903
	TCC International Holdings Ltd.	16,923,000	7,732
*,^ CMBC Capital Holdings Ltd.		160,019,857	7,683
*,^ Huabao International Holdings Ltd.		9,945,000	7,653
	Giordano International Ltd.	13,634,000	7,587
*,^ Panda Green Energy Group Ltd.		56,100,000	7,470
*,^ SMI Holdings Group Ltd.		14,195,200	7,455
	Lifestyle International Holdings Ltd.	5,285,407	7,220
	Lai Sun Development Co. Ltd.	185,825,749	6,890
*	Global Brands Group Holding Ltd.	70,969,390	6,716
	Pacific Textiles Holdings Ltd.	5,902,000	6,675
	Hopewell Highway Infrastructure Ltd.	10,773,786	6,618
	Hutchison Telecommunications Hong Kong Holdings Ltd.	16,562,679	6,355
	SmarTone Telecommunications Holdings Ltd.	4,835,000	6,350
^	Gemdale Properties & Investment Corp. Ltd.	63,238,000	6,305
	Chow Sang Sang Holdings International Ltd.	2,648,000	6,183
	Far East Consortium International Ltd.	10,944,000	6,034
*,^ Superb Summit International Group Ltd.		32,112,957	6,003
^	Truly International Holdings Ltd.	17,682,000	5,924
	CP Pokphand Co. Ltd.	63,130,000	5,897
^	China Goldjoy Group Ltd.	114,480,000	5,713
	Dynam Japan Holdings Co. Ltd.	3,394,000	5,708
	Prosperity REIT	12,923,000	5,673
	CITIC Telecom International Holdings Ltd.	17,918,875	5,455
*,^ Digital Domain Holdings Ltd.		137,736,395	5,194
^	Pou Sheng International Holdings Ltd.	25,657,000	5,086
	Texwinca Holdings Ltd.	8,305,353	5,039
*	China Oceanwide Holdings Ltd.	56,340,044	4,973
^	Nan Hai Corp. Ltd.	146,550,000	4,970
^	Goodbaby International Holdings Ltd.	10,063,536	4,932
	Canvest Environmental Protection Group Co. Ltd.	8,866,000	4,845
^	SA Sa International Holdings Ltd.	13,064,297	4,799
*,^ China Harmony New Energy Auto Holding Ltd.		9,333,000	4,496
^	HC International Inc.	6,074,000	4,405
	Sun Hung Kai & Co. Ltd.	6,415,000	4,236
	Road King Infrastructure Ltd.	3,192,000	4,199
^	Spring REIT	9,384,238	4,180
^	Emperor Capital Group Ltd.	45,168,140	4,041
^	BEP International Holdings Ltd.	152,080,000	4,004
^	Town Health International Medical Group Ltd.	51,878,000	3,920
^	Microport Scientific Corp.	4,929,000	3,885
^	Chong Hing Bank Ltd.	1,866,000	3,810
*	United Laboratories International Holdings Ltd.	5,968,500	3,741

	*,^,2 IMAX China Holding Inc.	1,400,653	3,699
^	China Aerospace International Holdings Ltd.	28,290,000	3,618
*	G-Resources Group Ltd.	277,082,559	3,618
*	Beijing Enterprises Medical & Health Group Ltd.	56,976,000	3,572
	^,2 Regina Miracle International Holdings Ltd.	4,040,000	3,558
	Ju Teng International Holdings Ltd.	8,784,999	3,540
	*,^ Huayi Tencent Entertainment Co. Ltd.	84,980,000	3,533
	*,^ Macau Legend Development Ltd.	19,022,523	3,283
	*,^ GCL New Energy Holdings Ltd.	70,276,459	3,236
	*,^ HengTen Networks Group Ltd.	233,386,325	3,191
*	NewOcean Energy Holdings Ltd.	10,748,000	3,177
*	COFCO Meat Holdings Ltd.	15,144,000	3,138
	*,^ Sino Oil And Gas Holdings Ltd.	140,100,000	3,120
	*,^ China LNG Group Ltd.	192,875,000	3,086
*	Convoy Global Holdings Ltd.	135,414,000	3,066
	Liu Chong Hing Investment Ltd.	1,824,018	3,016
	Lee's Pharmaceutical Holdings Ltd.	3,537,000	2,800
	*,^ China Financial International Investments Ltd.	75,944,879	2,772
^	China Silver Group Ltd.	14,558,000	2,683
^	Parkson Retail Group Ltd.	14,946,883	2,408
	TPV Technology Ltd.	10,252,000	2,398
*	China Medical & HealthCare Group Ltd.	50,104,527	2,338
*	Singamas Container Holdings Ltd.	16,056,000	2,300
	*,^ China Strategic Holdings Ltd.	168,460,000	2,263
	*,^ Summit Ascent Holdings Ltd.	9,622,052	2,177
*	Lifestyle China Group Ltd.	5,063,600	2,072
^	Shenwan Hongyuan HK Ltd.	4,750,000	1,790
2	CGN New Energy Holdings Co. Ltd.	12,372,000	1,789
	BOE Varitronix Ltd.	3,338,000	1,782
*	Mei Ah Entertainment Group Ltd.	38,120,000	1,755
	*,^ Honghua Group Ltd.	19,111,000	1,712
	*,^ Technovator International Ltd.	5,452,000	1,672
	*,^ China LotSynergy Holdings Ltd.	87,020,000	1,648
	EVA Precision Industrial Holdings Ltd.	11,444,000	1,625
	*,^ Vision Fame International Holding Ltd.	18,042,000	1,502
	*,^ Emperor Watch & Jewellery Ltd.	33,850,000	1,495
*	Good Resources Holdings Ltd.	28,051,441	1,488
*	NetMind Financial Holdings Ltd.	308,288,000	1,459
	*,^ Anton Oilfield Services Group	14,322,000	1,373
	*,^ Xinchen China Power Holdings Ltd.	8,594,000	1,307
^	AMVIG Holdings Ltd.	4,496,000	1,307
	Inspur International Ltd.	5,703,000	1,281
	*,^ Future World Financial Holdings Ltd.	72,908,411	1,251
*	Hong Kong Television Network Ltd.	3,579,000	1,227
	*,^ New Sports Group Ltd.	257,600,000	1,188
*	New World Department Store China Ltd.	4,642,000	1,181
	*,^ China Ocean Industry Group Ltd.	122,735,000	1,147
*	Yanchang Petroleum International Ltd.	47,630,000	1,115
	*,^ 13 Holdings Ltd.	8,070,500	1,065
	Yip's Chemical Holdings Ltd.	2,524,000	1,050
^	Kowloon Development Co. Ltd.	883,311	971
*	Tou Rong Chang Fu Group Ltd.	52,752,000	951
	Henderson Investment Ltd.	10,068,000	863
	*,^ Qianhai Health Holdings Ltd.	77,915,000	827
	*,^ Sincere Watch Hong Kong Ltd.	38,560,000	824
*	SOCAM Development Ltd.	2,448,353	742

*	Silver Base Group Holdings Ltd.	9,625,837	640
*	Sunshine Oilsands Ltd.	18,647,500	608
*	Trinity Ltd.	10,228,000	589
*,^ Peace Map Holding Ltd.		60,580,212	573
*,^ China Huarong Energy Co. Ltd.		13,056,068	501
*	New Focus Auto Tech Holdings Ltd.	16,272,518	487
*,^ China Healthwise Holdings Ltd.		29,924,885	475
*,^ Suncorp Technologies Ltd.		122,830,000	392
*	China Healthcare Enterprise Group Ltd.	20,494,028	347
*	GT Group Holdings Ltd.	8,030,049	256
*	Midland Holdings Ltd.	850,657	226
	APT Satellite Holdings Ltd.	335,872	165
*	China Innovative Finance Group Ltd.	1,356,779	54
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*	China Longevity Group Co. Ltd.	1,027,000	—
			7,529,949
Hungary (0.1%)
	OTP Bank plc	3,126,456	116,348
	MOL Hungarian Oil & Gas plc	685,598	59,418
	Richter Gedeon Nyrt	1,799,531	46,040
	Magyar Telekom Telecommunications plc	5,323,984	9,620
			231,426
India (2.5%)
	Housing Development Finance Corp. Ltd.	20,024,265	558,510
	Reliance Industries Ltd.	20,092,758	505,793
	Infosys Ltd.	23,571,193	370,475
	Tata Consultancy Services Ltd.	5,918,589	229,845
	Maruti Suzuki India Ltd.	1,521,373	183,758
	Axis Bank Ltd.	21,122,915	171,139
	ITC Ltd.	36,811,707	163,574
	Hindustan Unilever Ltd.	8,915,333	160,608
	Sun Pharmaceutical Industries Ltd.	13,730,862	113,834
	Bharti Airtel Ltd.	16,112,371	105,171
	Yes Bank Ltd.	3,685,984	103,961
	Oil & Natural Gas Corp. Ltd.	38,879,456	102,674
	State Bank of India	19,687,079	95,867
	Bharat Petroleum Corp. Ltd.	12,592,090	92,469
	HCL Technologies Ltd.	6,561,519	91,418
	Vedanta Ltd.	20,867,089	91,000
	ICICI Bank Ltd.	19,106,051	89,906
*	Tata Motors Ltd.	12,635,326	87,587
	Mahindra & Mahindra Ltd.	3,858,632	84,384
	Indian Oil Corp. Ltd.	13,841,156	79,324
	Eicher Motors Ltd.	168,553	78,988
	Larsen & Toubro Ltd.	4,222,124	78,575
	Indiabulls Housing Finance Ltd.	4,085,212	74,763
	Hero MotoCorp Ltd.	1,239,952	70,648
	UltraTech Cement Ltd.	1,043,558	65,988
	Asian Paints Ltd.	3,628,196	65,751
	Adani Ports & Special Economic Zone Ltd.	10,340,554	63,785
	NTPC Ltd.	24,835,439	63,578
	Coal India Ltd.	16,195,006	62,883
	UPL Ltd.	4,516,428	61,691
	Zee Entertainment Enterprises Ltd.	6,719,067	56,746
	Bajaj Finance Ltd.	2,084,486	55,305
	Kotak Mahindra Bank Ltd.	3,281,037	52,265

JSW Steel Ltd.	15,035,631	51,858
Wipro Ltd.	11,416,718	51,328
Godrej Consumer Products Ltd.	3,116,822	50,407
IndusInd Bank Ltd.	1,913,167	49,079
Piramal Enterprises Ltd.	1,014,276	46,672
Hindustan Petroleum Corp. Ltd.	7,742,494	46,232
Lupin Ltd.	2,790,132	44,886
Bharti Infratel Ltd.	6,590,062	41,243
* Motherson Sumi Systems Ltd.	8,019,001	40,645
Ambuja Cements Ltd.	9,828,017	40,310
Hindalco Industries Ltd.	11,361,799	38,893
Bajaj Auto Ltd.	881,759	38,593
Bajaj Finserv Ltd.	485,531	37,792
Aurobindo Pharma Ltd.	3,355,813	37,582
Cipla Ltd.	4,107,266	35,869
Tech Mahindra Ltd.	5,903,587	35,499
Bosch Ltd.	92,751	34,939
Shriram Transport Finance Co. Ltd.	2,132,760	33,839
LIC Housing Finance Ltd.	3,135,206	33,727
Power Grid Corp. of India Ltd.	9,682,037	33,692
Titan Co. Ltd.	3,916,802	33,217
Dabur India Ltd.	6,755,919	32,647
Nestle India Ltd.	287,372	30,313
GAIL India Ltd.	5,153,351	30,263
Shree Cement Ltd.	103,681	30,062
* United Spirits Ltd.	752,814	29,759
Marico Ltd.	5,676,302	29,621
Tata Steel Ltd.	2,976,703	26,311
Cadila Healthcare Ltd.	3,094,911	26,210
Idea Cellular Ltd.	18,158,329	26,136
Dr Reddy's Laboratories Ltd.	700,080	25,986
Ashok Leyland Ltd.	14,505,835	24,755
Siemens Ltd.	1,052,618	23,877
Rural Electrification Corp. Ltd.	8,554,794	23,341
2 ICICI Prudential Life Insurance Co. Ltd.	3,247,423	23,225
Vakrangee Ltd.	3,322,232	22,845
Havells India Ltd.	3,056,239	22,523
Britannia Industries Ltd.	362,881	22,180
Mahindra & Mahindra Financial Services Ltd.	3,474,315	21,715
Bharat Forge Ltd.	1,194,263	21,392
^ Wipro Ltd. ADR	3,461,871	21,291
Pidilite Industries Ltd.	1,571,592	19,475
Federal Bank Ltd.	10,811,329	19,426
Rajesh Exports Ltd.	1,746,656	19,360
Glenmark Pharmaceuticals Ltd.	1,764,011	19,161
* Apollo Hospitals Enterprise Ltd.	967,340	18,988
NMDC Ltd.	9,551,820	18,877
Bharat Electronics Ltd.	6,756,052	18,822
* Tata Motors Ltd. Class A	4,458,299	18,098
Reliance Capital Ltd.	1,577,613	17,800
Crompton Greaves Consumer Electricals Ltd.	5,068,238	17,283
Bharat Heavy Electricals Ltd.	7,503,371	16,971
Dewan Housing Finance Corp. Ltd.	2,358,587	16,782
* Bharat Financial Inclusion Ltd.	1,267,324	16,674
Natco Pharma Ltd.	1,069,095	16,213
* DLF Ltd.	5,346,583	16,106
Page Industries Ltd.	62,763	16,030

Max Financial Services Ltd.	1,676,574	15,926
IDFC Bank Ltd.	17,021,853	15,768
ACC Ltd.	579,120	15,647
Tata Power Co. Ltd.	12,178,538	15,568
Power Finance Corp. Ltd.	7,961,385	15,431
Bank of Baroda	5,896,917	15,256
Oracle Financial Services Software Ltd.	262,275	14,815
L&T Finance Holdings Ltd.	5,277,340	14,387
Colgate-Palmolive India Ltd.	848,321	14,272
MRF Ltd.	13,144	14,177
ABB India Ltd.	634,630	14,064
Alkem Laboratories Ltd.	492,243	14,060
Hindustan Zinc Ltd.	3,147,869	13,879
Reliance Infrastructure Ltd.	1,666,094	13,726
* Punjab National Bank	5,415,107	13,687
TVS Motor Co. Ltd.	1,499,737	13,619
Edelweiss Financial Services Ltd.	4,222,323	13,474
Sun TV Network Ltd.	1,079,355	13,120
Mindtree Ltd.	1,737,069	12,932
Cummins India Ltd.	837,051	12,883
* Steel Authority of India Ltd.	12,891,024	12,703
NHPC Ltd.	26,495,193	12,530
Apollo Tyres Ltd.	2,965,892	12,324
Dr Reddy's Laboratories Ltd. ADR	332,511	12,167
* Indiabulls Real Estate Ltd.	3,421,337	12,114
Bajaj Holdings & Investment Ltd.	318,092	12,005
CESC Ltd.	812,735	11,949
Emami Ltd.	676,382	11,689
Kansai Nerolac Paints Ltd.	1,589,577	11,334
Info Edge India Ltd.	727,801	11,273
Biocon Ltd.	1,874,715	11,247
* Dalmia Bharat Ltd.	269,189	11,158
United Breweries Ltd.	871,567	11,149
Berger Paints India Ltd.	2,872,494	11,099
* Jindal Steel & Power Ltd.	4,570,829	10,920
* Divi's Laboratories Ltd.	1,033,461	10,837
* GlaxoSmithKline Consumer Healthcare Ltd.	123,263	10,508
Torrent Pharmaceuticals Ltd.	501,341	10,297
Jubilant Life Sciences Ltd.	917,169	10,240
2 InterGlobe Aviation Ltd.	506,018	10,172
AIA Engineering Ltd.	445,825	10,078
Voltas Ltd.	1,273,477	10,004
Castrol India Ltd.	1,593,836	9,961
Aditya Birla Nuvo Ltd.	395,967	9,909
State Bank of India GDR	204,614	9,881
Arvind Ltd.	1,682,150	9,593
* Strides Shasun Ltd.	573,328	9,465
Indian Hotels Co. Ltd.	4,843,108	9,410
NBCC India Ltd.	2,869,597	9,375
* Godrej Industries Ltd.	904,710	9,348
Jubilant Foodworks Ltd.	454,941	9,338
Cholamandalam Investment and Finance Co. Ltd.	493,718	9,219
* Suzlon Energy Ltd.	30,837,579	9,107
Bayer CropScience Ltd.	124,542	9,104
Canara Bank	1,581,141	9,065
Muthoot Finance Ltd.	1,218,157	8,997
Tata Communications Ltd.	859,571	8,987

Manappuram Finance Ltd.	5,382,186	8,954
Exide Industries Ltd.	2,614,997	8,867
Mphasis Ltd.	923,404	8,703
Sundaram Finance Ltd.	318,984	8,341
* KRBL Ltd.	1,151,223	8,239
* Kajaria Ceramics Ltd.	772,709	8,159
Indraprastha Gas Ltd.	440,255	8,088
GRUH Finance Ltd.	1,050,753	8,038
Supreme Industries Ltd.	458,240	8,007
Gillette India Ltd.	97,650	7,983
Tata Global Beverages Ltd.	2,996,033	7,920
PI Industries Ltd.	653,393	7,786
Balkrishna Industries Ltd.	307,295	7,781
Petronet LNG Ltd.	2,414,468	7,677
* GMR Infrastructure Ltd.	26,185,446	7,671
Oil India Ltd.	1,688,926	7,570
Ramco Cements Ltd.	688,751	7,289
Adani Enterprises Ltd.	3,383,007	7,272
Amara Raja Batteries Ltd.	542,163	7,050
* Bank of India	2,669,120	6,905
NCC Ltd.	4,972,500	6,890
Karur Vysya Bank Ltd.	3,073,743	6,721
* CG Power and Industrial Solutions Ltd.	5,013,475	6,628
Century Textiles & Industries Ltd.	357,440	6,619
* Whirlpool of India Ltd.	360,667	6,579
Care Ratings Ltd.	256,714	6,480
IRB Infrastructure Developers Ltd.	1,819,894	6,395
Ceat Ltd.	218,321	6,385
Tube Investments of India Ltd.	527,395	6,375
National Aluminium Co. Ltd.	5,813,794	6,328
* Jaiprakash Associates Ltd.	13,732,183	6,287
* Oberoi Realty Ltd.	1,032,981	6,217
Welspun India Ltd.	4,830,423	6,187
* Aditya Birla Fashion and Retail Ltd.	2,292,854	6,169
PVR Ltd.	293,890	6,145
Gujarat Pipavav Port Ltd.	2,618,054	6,001
Coromandel International Ltd.	842,130	5,899
* Adani Power Ltd.	11,261,195	5,877
Jain Irrigation Systems Ltd.	3,546,988	5,866
* Sintex Plastics Technology Ltd.	4,369,857	5,821
Hexaware Technologies Ltd.	1,424,374	5,812
PC Jeweller Ltd.	1,456,599	5,790
* Sun Pharma Advanced Research Co. Ltd.	965,537	5,700
Indian Bank	1,162,833	5,675
Ajanta Pharma Ltd.	252,276	5,493
* Prestige Estates Projects Ltd.	1,302,844	5,459
Engineers India Ltd.	2,148,486	5,318
JSW Energy Ltd.	4,828,273	5,301
Redington India Ltd.	2,266,748	5,259
* Reliance Communications Ltd.	12,738,381	5,209
Blue Dart Express Ltd.	75,647	5,025
India Cements Ltd.	1,575,910	5,008
* IDBI Bank Ltd.	5,383,916	4,988
* Reliance Power Ltd.	6,985,178	4,937
Gujarat State Petronet Ltd.	1,626,296	4,937
Srei Infrastructure Finance Ltd.	2,687,009	4,905
* Equitas Holdings Ltd.	1,865,885	4,870

* Mangalore Refinery & Petrochemicals Ltd.	2,510,382	4,861
* Housing Development & Infrastructure Ltd.	3,585,080	4,845
Cox & Kings Ltd.	1,084,944	4,820
Balrampur Chini Mills Ltd.	1,846,298	4,761
Persistent Systems Ltd.	467,209	4,704
Gujarat Gas Ltd.	397,606	4,703
Symphony Ltd.	205,712	4,644
* WABCO India Ltd.	53,844	4,587
South Indian Bank Ltd.	9,615,962	4,521
Thermax Ltd.	328,107	4,453
* Kaveri Seed Co. Ltd.	411,395	4,439
* Union Bank of India	1,801,613	4,438
GE T&D India Ltd.	718,289	4,417
Ipca Laboratories Ltd.	591,509	4,411
* Dish TV India Ltd.	3,393,186	4,406
Alembic Pharmaceuticals Ltd.	521,225	4,312
Sadbhav Engineering Ltd.	940,258	4,301
* eClerx Services Ltd.	211,806	4,291
* Mahindra CIE Automotive Ltd.	1,096,732	4,281
Repco Home Finance Ltd.	370,086	4,278
Karnataka Bank Ltd.	1,781,902	4,276
PTC India Ltd.	2,257,529	4,238
Infosys Ltd. ADR	267,409	4,225
2 Syngene International Ltd.	567,924	4,199
Sanofi India Ltd.	62,376	4,184
SRF Ltd.	173,289	4,104
* Gujarat Fluorochemicals Ltd.	334,054	4,060
* Fortis Healthcare Ltd.	1,661,438	4,027
Wockhardt Ltd.	419,199	3,966
Torrent Power Ltd.	1,385,718	3,928
Multi Commodity Exchange of India Ltd.	223,465	3,901
Great Eastern Shipping Co. Ltd.	626,641	3,882
* IFCI Ltd.	8,983,149	3,787
* Hindustan Construction Co. Ltd.	5,628,115	3,599
2 Dr Lal PathLabs Ltd.	275,735	3,585
KPIT Technologies Ltd.	1,795,479	3,580
* Pfizer Ltd.	125,283	3,482
* Just Dial Ltd.	590,738	3,477
Bajaj Corp. Ltd.	554,303	3,472
* Unitech Ltd.	25,154,607	3,412
VA Tech Wabag Ltd.	349,766	3,325
* Varun Beverages Ltd.	415,134	3,223
* Central Bank of India	2,208,108	3,114
* TV18 Broadcast Ltd.	4,985,703	3,111
Sobha Ltd.	495,688	3,084
* Jammu & Kashmir Bank Ltd.	2,364,519	3,068
Gateway Distriparks Ltd.	705,986	3,018
Jindal Saw Ltd.	1,833,591	2,934
* Syndicate Bank	2,499,475	2,872
Welspun Corp. Ltd.	1,395,894	2,813
* Aditya Birla Capital Ltd.	831,530	2,810
* Jet Airways India Ltd.	300,938	2,794
Chambal Fertilizers and Chemicals Ltd.	1,319,222	2,785
GlaxoSmithKline Pharmaceuticals Ltd.	73,090	2,736
Sintex Industries Ltd.	4,369,857	2,534
* RattanIndia Power Ltd.	24,416,441	2,531
Vijaya Bank	2,246,148	2,450

Raymond Ltd.	197,221	2,434
* Bajaj Hindusthan Sugar Ltd.	9,616,574	2,383
2 Laurus Labs Ltd.	262,122	2,374
Gujarat Mineral Development Corp. Ltd.	1,026,009	2,276
* Indian Overseas Bank	5,532,962	2,152
* Oriental Bank of Commerce	925,155	2,134
* Corp Bank	2,650,322	2,093
* Allahabad Bank	1,732,385	2,021
* Tata Motors Ltd. ADR	57,417	1,977
* DEN Networks Ltd.	1,478,005	1,946
IDFC Ltd.	2,092,913	1,915
GE Power India Ltd.	164,724	1,838
Marksans Pharma Ltd.	2,723,185	1,803
* Andhra Bank	1,925,724	1,715
* McLeod Russel India Ltd.	612,752	1,681
* Shipping Corp. of India Ltd.	1,165,221	1,503
* UCO Bank	2,851,047	1,472
* Shree Renuka Sugars Ltd.	5,107,730	1,445
* Radico Khaitan Ltd.	636,390	1,403
ICICI Bank Ltd. ADR	129,879	1,209
* Reliance Defence and Engineering Ltd.	958,685	931
* Rolta India Ltd.	936,910	849
Vedanta Ltd. ADR	47,362	834
* Amtek Auto Ltd.	1,209,979	536
* Videocon Industries Ltd.	874,645	338
* JITF Infralogistics Ltd.	131,362	92
* Polaris Consulting & Services Ltd.	21,168	76
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	68
* Chennai Super Kings Cricket Ltd.	951,110	—
		7,296,742
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT	595,239,175	209,208
Bank Central Asia Tbk PT	121,487,401	170,574
Astra International Tbk PT	255,092,859	152,634
Bank Rakyat Indonesia Persero Tbk PT	133,301,637	147,694
Bank Mandiri Persero Tbk PT	116,570,189	119,319
Unilever Indonesia Tbk PT	14,461,170	53,108
Bank Negara Indonesia Persero Tbk PT	94,187,102	52,624
United Tractors Tbk PT	19,062,910	43,042
Indofood Sukses Makmur Tbk PT	55,865,395	35,112
Gudang Garam Tbk PT	5,864,914	33,509
Kalbe Farma Tbk PT	234,839,554	30,563
Hanjaya Mandala Sampoerna Tbk PT	110,368,463	29,411
Matahari Department Store Tbk PT	29,533,268	28,077
Semen Indonesia Persero Tbk PT	37,609,751	28,072
Perusahaan Gas Negara Persero Tbk	133,054,054	22,466
Adaro Energy Tbk PT	159,754,730	21,396
Indocement Tunggal Prakarsa Tbk PT	15,852,902	20,809
Indofood CBP Sukses Makmur Tbk PT	29,242,416	18,321
Charoen Pokphand Indonesia Tbk PT	91,433,469	18,311
Bank Danamon Indonesia Tbk PT	37,630,076	16,091
Pakuwon Jati Tbk PT	284,728,034	15,167
Ciputra Development Tbk PT	172,282,010	13,383
Bumi Serpong Damai Tbk PT	96,130,560	12,912
Lippo Karawaci Tbk PT	238,210,900	12,781
Surya Citra Media Tbk PT	70,847,421	12,548
Tower Bersama Infrastructure Tbk PT	23,648,084	11,964

Jasa Marga Persero Tbk PT	25,738,861	11,301
* XL Axiata Tbk PT	43,050,853	10,858
AKR Corporindo Tbk PT	20,341,300	10,534
Tambang Batubara Bukit Asam Persero Tbk PT	10,392,869	10,216
Waskita Karya Persero Tbk PT	53,805,967	9,649
Summarecon Agung Tbk PT	126,892,000	9,329
Bank Tabungan Negara Persero Tbk PT	46,074,797	8,990
Media Nusantara Citra Tbk PT	63,914,583	8,629
Indo Tambangraya Megah Tbk PT	5,018,100	7,532
Pembangunan Perumahan Persero Tbk PT	31,263,625	7,113
Ace Hardware Indonesia Tbk PT	85,313,700	7,111
Semen Baturaja Persero TBK PT	28,269,900	7,002
Wijaya Karya Persero Tbk PT	39,478,998	6,160
Astra Agro Lestari Tbk PT	5,208,096	5,755
* Aneka Tambang Persero Tbk PT	107,521,927	5,567
* Vale Indonesia Tbk PT	28,070,836	5,092
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	31,695,900	4,924
Link Net Tbk PT	12,881,200	4,883
Japfa Comfeed Indonesia Tbk PT	55,841,357	4,881
Kawasan Industri Jababeka Tbk PT	187,769,804	4,481
Adhi Karya Persero Tbk PT	25,380,400	4,226
Mitra Adiperkasa Tbk PT	8,344,000	3,945
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	36,022,800	3,810
Global Mediacom Tbk PT	93,374,512	3,642
* Medco Energi Internasional Tbk PT	16,839,300	3,362
Alam Sutera Realty Tbk PT	134,942,900	3,262
* Panin Financial Tbk PT	173,576,400	3,256
Surya Semesta Internusa Tbk PT	53,814,000	2,768
* Eagle High Plantations Tbk PT	158,129,500	2,587
* Siloam International Hospitals Tbk PT	3,473,785	2,516
Ramayana Lestari Sentosa Tbk PT	34,042,500	2,415
* Tiga Pilar Sejahtera Food Tbk	24,372,357	2,387
* Krakatau Steel Persero Tbk PT	46,351,636	2,070
Agung Podomoro Land Tbk PT	122,690,000	2,062
Timah Persero Tbk PT	33,689,487	2,035
Intiland Development Tbk PT	64,542,300	1,947
* Lippo Cikarang Tbk PT	5,712,500	1,883
Gajah Tunggal Tbk PT	22,673,600	1,633
Bekasi Fajar Industrial Estate Tbk PT	67,348,700	1,567
* Matahari Putra Prima Tbk PT	29,744,400	1,429
Salim Ivomas Pratama Tbk PT	33,590,700	1,286
Wijaya Karya Beton Tbk PT	27,926,705	1,269
* Bakrie and Brothers Tbk PT	249,678,500	937
BISI International Tbk PT	3,484,674	400
* Berlian Laju Tanker Tbk PT	25,926,000	381
* Bakrie Telecom Tbk PT	94,762,000	356
Sampoerna Agro PT	2,349,880	354
* Sigmagold Inti Perkasa Tbk PT	64,941,800	244
		1,537,132
Ireland (0.2%)
Kerry Group plc Class A	1,837,274	166,298
Bank of Ireland Group plc	11,592,342	96,748
Kingspan Group plc	1,910,785	63,647
Glanbia plc	2,507,342	51,906
* Allied Irish Banks plc	8,593,867	50,468
* Ryanair Holdings plc	768,457	16,160
Green REIT plc	8,260,283	14,399

C&C Group plc	3,966,590	14,367
Hibernia REIT plc	8,184,353	13,582
Irish Continental Group plc	1,921,873	12,209
Origin Enterprises plc	1,490,296	11,614
* Ryanair Holdings plc ADR	93,332	10,577
* Permanent TSB Group Holdings plc	1,314,778	3,184
* Irish Bank Resolution Corp. Ltd.	698,992	—
		525,159
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	11,274,737	363,841
Bank Hapoalim BM	13,087,572	90,655
Bank Leumi Le-Israel BM	18,358,906	88,199
Nice Ltd.	770,275	57,415
* Israel Discount Bank Ltd. Class A	15,132,258	39,009
Elbit Systems Ltd.	307,250	38,795
Bezeq The Israeli Telecommunication Corp. Ltd.	25,957,206	38,537
Frutarom Industries Ltd.	472,421	33,496
Israel Chemicals Ltd.	6,500,921	30,979
* Tower Semiconductor Ltd.	1,156,705	30,765
Mizrahi Tefahot Bank Ltd.	1,691,670	30,568
Azrieli Group Ltd.	424,748	23,210
Paz Oil Co. Ltd.	93,360	15,587
Delek Group Ltd.	59,533	12,192
First International Bank Of Israel Ltd.	639,552	11,673
Alony Hetz Properties & Investments Ltd.	1,141,993	11,375
Gazit-Globe Ltd.	1,145,819	10,944
* Mazor Robotics Ltd.	515,188	10,297
* Airport City Ltd.	753,962	9,931
* Israel Corp. Ltd.	40,862	9,023
Melisron Ltd.	163,770	8,348
Oil Refineries Ltd.	17,800,719	8,277
Harel Insurance Investments & Financial Services Ltd.	1,318,230	7,839
* Nova Measuring Instruments Ltd.	321,859	7,577
* Strauss Group Ltd.	393,569	7,537
Teva Pharmaceutical Industries Ltd. ADR	226,535	7,288
Reit 1 Ltd.	1,915,250	7,189
Amot Investments Ltd.	1,298,493	6,892
* Partner Communications Co. Ltd.	1,057,447	5,358
Shikun & Binui Ltd.	2,306,372	5,303
* Jerusalem Oil Exploration	98,428	5,234
IDI Insurance Co. Ltd.	86,741	4,946
* Cellcom Israel Ltd. (Registered)	515,861	4,807
Shufersal Ltd.	760,195	4,130
* Clal Insurance Enterprises Holdings Ltd.	253,157	4,090
* Jerusalem Economy Ltd.	1,604,631	3,930
* Phoenix Holdings Ltd.	871,455	3,727
Migdal Insurance & Financial Holding Ltd.	3,475,975	3,566
Electra Ltd.	17,960	3,552
Bayside Land Corp.	8,180	3,526
Formula Systems 1985 Ltd.	92,191	3,389
Menora Mivtachim Holdings Ltd.	270,512	3,267
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	68,005	3,227
Big Shopping Centers Ltd.	43,145	3,025
Delta-Galil Industries Ltd.	106,115	2,939
* Africa Israel Properties Ltd.	142,066	2,829
Delek Automotive Systems Ltd.	332,263	2,749
* Naphtha Israel Petroleum Corp. Ltd.	378,207	2,572

*	Gilat Satellite Networks Ltd.	466,885	2,559
*	Kenon Holdings Ltd.	173,068	2,399
*	Allot Communications Ltd.	431,081	2,136
	Norstar Holdings Inc.	114,719	2,065
*	AudioCodes Ltd.	293,522	2,014
*	Ceragon Networks Ltd.	769,008	1,802
*	B Communications Ltd.	119,903	1,746
*	Evogene Ltd.	276,637	1,360
*	Kamada Ltd.	298,309	1,345
	Property & Building Corp. Ltd.	11,550	1,087
*	Cellcom Israel Ltd.	96,644	899
*	Compugen Ltd.	45,710	181
	Delek Energy Systems Ltd.	317	176
	Silicom Ltd.	1,067	58
			1,113,431
Italy (1.9%)
	Enel SPA	97,737,213	557,527
*	UniCredit SPA	28,064,095	551,575
	Intesa Sanpaolo SPA (Registered)	147,376,700	507,338
	Eni SPA	31,518,292	499,038
	Assicurazioni Generali SPA	16,474,799	298,826
	Atlantia SPA	6,692,082	203,570
	Ferrari NV	1,584,824	166,772
*	Fiat Chrysler Automobiles NV	13,710,085	165,323
*	Telecom Italia SPA (Registered)	141,404,963	145,480
	Snam SPA	29,782,841	140,912
	CNH Industrial NV	12,122,450	140,421
	Luxottica Group SPA	1,953,355	112,766
^	Terna Rete Elettrica Nazionale SPA	17,800,895	101,693
^	Tenaris SA	5,613,956	88,828
	Prysmian SPA	2,663,010	85,180
	Leonardo SPA	4,884,558	85,121
	EXOR NV	1,353,468	81,055
	Mediobanca SPA	7,330,351	76,483
*,^ Banco BPM SPA		18,997,416	69,193
	Intesa Sanpaolo SPA	20,332,109	64,813
	Telecom Italia SPA (Bearer)	78,850,545	64,591
^	Unione di Banche Italiane SPA	12,301,401	59,429
	Recordati SPA	1,290,582	55,090
	Moncler SPA	2,028,987	54,487
	Davide Campari-Milano SPA	7,204,037	53,255
	FinecoBank Banca Fineco SPA	4,992,585	43,757
2	Poste Italiane SPA	5,869,830	43,210
	Italgas SPA	6,219,009	34,241
	A2A SPA	19,424,175	33,043
	BPER Banca	5,930,649	32,580
	Interpump Group SPA	1,065,264	32,412
^	Azimut Holding SPA	1,438,307	32,226
	Hera SPA	9,314,500	30,119
^	Saipem SPA	7,329,458	30,074
	Unipol Gruppo Finanziario SPA	6,161,592	28,847
	UnipolSai Assicurazioni SPA	12,102,273	27,978
	Banca Mediolanum SPA	3,195,763	27,943
	Cerved Information Solutions SPA	2,368,706	27,166
*	Brembo SPA	1,725,300	26,531
	DiaSorin SPA	297,630	25,959
	Banca Generali SPA	722,243	25,621

*,^ Yoox Net-A-Porter Group SPA		744,925	24,674
	Banca Popolare di Sondrio SCPA	5,536,076	24,158
	Buzzi Unicem SPA (MTAA)	938,115	23,759
2	Anima Holding SPA	2,925,070	23,739
	De' Longhi SPA	699,860	23,017
	Industria Macchine Automatiche SPA	207,973	20,615
	Autogrill SPA	1,651,375	19,607
2	Infrastrutture Wireless Italiane SPA	2,952,422	19,066
	Societa Cattolica di Assicurazioni SCRL	2,099,077	18,152
	Amplifon SPA	1,218,372	17,464
*,^ Mediaset SPA		4,343,285	16,978
	Iren SPA	6,379,805	16,235
^	Salvatore Ferragamo SPA	550,337	15,952
2	Enav SPA	3,321,688	15,234
*	Ansaldo STS SPA	1,081,043	14,836
	Saras SPA	5,883,176	13,537
	Ei Towers SPA	216,402	13,239
	Societa Iniziative Autostradali e Servizi SPA	911,565	12,543
2	OVS SPA	1,611,861	12,193
	Banca IFIS SPA	251,516	11,804
^	Tod's SPA	168,945	11,737
	Reply SPA	52,608	11,122
	Beni Stabili SpA SIIQ	13,053,438	10,414
	Brunello Cucinelli SPA	345,022	10,135
	MARR SPA	394,129	10,106
	ASTM SPA	410,325	8,972
2	Technogym SPA	1,209,304	8,950
	ACEA SPA	590,582	8,866
	ERG SPA	615,539	8,796
	Danieli & C Officine Meccaniche SPA (MTAA)	463,381	8,677
	Credito Emiliano SPA	908,834	7,839
	Datalogic SPA	247,958	7,613
^	Salini Impregilo SPA	2,111,200	7,416
*	Fincantieri SPA	6,101,815	7,210
^	Credito Valtellinese SPA	1,417,443	6,871
	Buzzi Unicem SPA (MTAA)	467,929	6,665
2	RAI Way SPA	1,165,130	6,412
	Parmalat SPA	1,731,018	6,273
^	Piaggio & C SPA	2,220,309	6,164
	CIR-Compagnie Industriali Riunite SPA	3,729,193	5,550
*	Italmobiliare SPA	186,540	5,300
	Tenaris SA ADR	164,058	5,174
	Danieli & C Officine Meccaniche SPA (MTAA)	168,605	4,343
	Immobiliare Grande Distribuzione SIIQ SPA	4,383,824	4,284
	Cementir Holding SPA	574,114	4,090
	Cairo Communication SPA	828,991	3,861
^	Geox SPA	894,676	3,551
*	Arnoldo Mondadori Editore SPA	1,693,543	3,528
	Astaldi SPA	525,298	3,489
*,^ Juventus Football Club SPA		4,824,539	3,393
	Zignago Vetro SPA	381,109	3,391
*,^ Banca Carige SPA		9,639,301	2,894
*	GEDI Gruppo Editoriale SPA	3,067,239	2,847
	Cofide SPA	4,105,629	2,759
*,^ Safilo Group SPA		352,013	2,699
	Esprinet SPA	294,991	2,279
*,^ Rizzoli Corriere Della Sera Mediagroup SPA		1,506,218	2,163

DeA Capital SPA	930,679	1,382
* Gemina SPA CVR Exp. 12/31/2049	315,232	5
Banca Monte dei Paschi di Siena SPA	324,424	—
		5,514,495
Japan (16.8%)
Toyota Motor Corp.	32,941,378	1,856,571
Mitsubishi UFJ Financial Group Inc.	163,749,625	1,038,846
SoftBank Group Corp.	10,728,207	864,667
Sony Corp.	15,889,548	652,811
Sumitomo Mitsui Financial Group Inc.	16,818,573	648,958
Honda Motor Co. Ltd.	22,463,958	628,808
KDDI Corp.	22,938,639	607,805
Mizuho Financial Group Inc.	319,811,523	568,745
Keyence Corp.	1,132,610	523,169
Japan Tobacco Inc.	15,049,542	522,959
Takeda Pharmaceutical Co. Ltd.	9,609,682	507,649
FANUC Corp.	2,441,512	499,179
Shin-Etsu Chemical Co. Ltd.	5,120,740	468,368
Nintendo Co. Ltd.	1,353,362	459,622
Canon Inc.	13,058,770	454,326
East Japan Railway Co.	4,670,830	438,041
Nippon Telegraph & Telephone Corp.	8,535,353	417,705
Hitachi Ltd.	58,155,855	400,102
Seven & i Holdings Co. Ltd.	9,685,470	390,370
Mitsubishi Electric Corp.	24,865,403	384,934
NTT DOCOMO Inc.	16,301,050	378,543
Murata Manufacturing Co. Ltd.	2,383,873	370,858
Panasonic Corp.	26,851,104	369,828
Tokio Marine Holdings Inc.	8,793,733	369,805
Kao Corp.	6,055,332	368,676
Central Japan Railway Co.	2,277,248	366,471
Daikin Industries Ltd.	3,329,110	352,464
Mitsubishi Corp.	16,192,339	351,572
Bridgestone Corp.	7,966,011	335,142
Astellas Pharma Inc.	26,034,473	331,563
Nidec Corp.	2,945,487	324,561
Komatsu Ltd.	11,495,215	308,274
Mitsui & Co. Ltd.	21,124,224	307,163
Denso Corp.	6,146,639	295,195
Daiwa House Industry Co. Ltd.	8,148,887	284,245
ITOCHU Corp.	17,786,884	278,925
Subaru Corp.	7,707,399	278,060
Tokyo Electron Ltd.	1,956,800	275,200
Mitsui Fudosan Co. Ltd.	11,883,074	272,719
Mitsubishi Estate Co. Ltd.	14,847,676	269,975
Hoya Corp.	4,728,441	266,622
Recruit Holdings Co. Ltd.	15,056,318	260,620
ORIX Corp.	16,112,607	255,682
Nomura Holdings Inc.	42,102,271	250,139
Dai-ichi Life Holdings Inc.	14,296,401	246,956
Suzuki Motor Corp.	5,169,459	245,039
Kubota Corp.	14,053,182	244,035
Nippon Steel & Sumitomo Metal Corp.	9,806,220	240,722
Nissan Motor Co. Ltd.	24,234,799	240,634
Kyocera Corp.	3,913,484	237,744
Otsuka Holdings Co. Ltd.	5,275,866	232,345
Kirin Holdings Co. Ltd.	10,545,389	232,249

SMC Corp.	729,478	231,906
MS&AD Insurance Group Holdings Inc.	6,279,729	220,259
Asahi Group Holdings Ltd.	4,803,313	195,789
Fast Retailing Co. Ltd.	645,509	193,684
Shionogi & Co. Ltd.	3,619,372	193,239
Sumitomo Corp.	14,130,091	190,994
Secom Co. Ltd.	2,434,060	182,623
Fujitsu Ltd.	24,355,624	181,370
Sompo Holdings Inc.	4,593,321	180,160
Asahi Kasei Corp.	15,675,008	179,008
Daiichi Sankyo Co. Ltd.	8,198,614	178,804
FUJIFILM Holdings Corp.	4,863,575	178,777
Eisai Co. Ltd.	3,328,666	178,388
JXTG Holdings Inc.	40,007,623	177,835
Shiseido Co. Ltd.	4,883,837	172,514
Sumitomo Mitsui Trust Holdings Inc.	4,697,302	172,499
Oriental Land Co. Ltd.	2,379,511	172,492
Nitto Denko Corp.	1,933,896	172,444
Toray Industries Inc.	19,070,157	172,202
West Japan Railway Co.	2,306,979	165,593
Sumitomo Realty & Development Co. Ltd.	5,425,531	164,244
Sumitomo Electric Industries Ltd.	9,494,650	153,476
Daito Trust Construction Co. Ltd.	903,618	152,733
Terumo Corp.	3,873,246	146,447
Shimano Inc.	983,945	144,257
Mitsubishi Heavy Industries Ltd.	35,984,996	143,071
Resona Holdings Inc.	27,529,949	141,825
Tokyo Gas Co. Ltd.	26,304,558	139,567
Mitsubishi Chemical Holdings Corp.	16,244,775	136,006
MEIJI Holdings Co. Ltd.	1,698,736	135,378
Aeon Co. Ltd.	8,753,823	131,903
Nitori Holdings Co. Ltd.	929,896	131,229
Marubeni Corp.	19,701,823	130,554
Dentsu Inc.	2,764,706	129,271
Olympus Corp.	3,541,036	128,528
Ajinomoto Co. Inc.	6,379,635	128,312
Taisei Corp.	13,393,056	128,199
Sekisui House Ltd.	7,292,215	126,230
Rakuten Inc.	10,280,136	125,574
Ono Pharmaceutical Co. Ltd.	5,737,856	125,520
JFE Holdings Inc.	6,451,059	124,431
Omron Corp.	2,478,960	123,680
Unicharm Corp.	4,809,096	123,389
Kansai Electric Power Co. Inc.	9,132,624	122,625
Japan Exchange Group Inc.	6,770,535	121,513
Makita Corp.	3,077,666	120,384
Aisin Seiki Co. Ltd.	2,249,535	116,951
Daiwa Securities Group Inc.	20,129,715	115,933
Chubu Electric Power Co. Inc.	8,811,228	115,779
T&D Holdings Inc.	7,674,577	113,214
Inpex Corp.	11,516,056	112,069
Sumitomo Chemical Co. Ltd.	18,954,286	110,771
Chugai Pharmaceutical Co. Ltd.	2,716,167	108,929
*,^ Toshiba Corp.	48,004,995	108,925
TDK Corp.	1,499,517	107,773
Toyota Industries Corp.	2,005,161	107,581
Mazda Motor Corp.	7,127,222	107,142

Sysmex Corp.	1,812,448	103,754
Hankyu Hanshin Holdings Inc.	2,872,034	102,507
Asahi Glass Co. Ltd.	2,426,225	102,119
Obayashi Corp.	8,456,849	101,826
Kajima Corp.	11,498,410	100,262
Osaka Gas Co. Ltd.	24,777,249	99,236
Isuzu Motors Ltd.	6,871,862	94,228
Tokyu Corp.	6,208,016	91,351
^ Seiko Epson Corp.	3,458,693	91,041
Sumitomo Metal Mining Co. Ltd.	5,995,359	90,546
Toyota Tsusho Corp.	2,815,650	90,518
Yamato Holdings Co. Ltd.	4,480,578	89,936
Yamaha Motor Co. Ltd.	3,520,158	88,411
MINEBEA MITSUMI Inc.	5,340,059	87,979
Yakult Honsha Co. Ltd.	1,282,600	87,404
Kintetsu Group Holdings Co. Ltd.	22,749,135	87,237
NTT Data Corp.	7,916,860	86,237
Kuraray Co. Ltd.	4,428,849	86,103
NEC Corp.	31,473,248	85,558
Rohm Co. Ltd.	1,106,198	85,497
Bandai Namco Holdings Inc.	2,447,327	85,077
MISUMI Group Inc.	3,418,142	84,769
Koito Manufacturing Co. Ltd.	1,448,523	84,617
Sekisui Chemical Co. Ltd.	4,592,546	84,596
LIXIL Group Corp.	3,286,203	84,571
Tosoh Corp.	7,117,557	84,273
Dai Nippon Printing Co. Ltd.	7,586,121	83,676
* Tokyo Electric Power Co. Holdings Inc.	19,653,994	83,366
Tohoku Electric Power Co. Inc.	5,932,338	80,815
Ricoh Co. Ltd.	8,579,411	80,668
Suntory Beverage & Food Ltd.	1,586,888	77,788
Nikon Corp.	4,375,674	77,098
Odakyu Electric Railway Co. Ltd.	3,863,900	76,538
Ryohin Keikaku Co. Ltd.	296,619	75,829
Brother Industries Ltd.	2,970,328	75,786
Concordia Financial Group Ltd.	15,010,096	75,691
Shimizu Corp.	7,161,058	75,664
NH Foods Ltd.	2,553,669	75,536
Nippon Paint Holdings Co. Ltd.	1,944,961	74,785
Yahoo Japan Corp.	16,470,045	74,542
Yaskawa Electric Corp.	2,778,662	74,494
Yamaha Corp.	2,093,575	74,036
NSK Ltd.	5,714,887	73,666
TOTO Ltd.	1,824,150	73,406
Keikyu Corp.	6,262,369	72,679
Trend Micro Inc.	1,449,435	72,490
Toppan Printing Co. Ltd.	6,639,732	70,167
Kyushu Electric Power Co. Inc.	5,822,116	68,946
Kikkoman Corp.	2,229,427	68,282
Lion Corp.	3,186,341	68,204
M3 Inc.	2,522,628	68,048
Tobu Railway Co. Ltd.	12,750,499	67,512
NGK Insulators Ltd.	3,331,406	66,995
Shimadzu Corp.	3,399,589	66,938
Mitsubishi Tanabe Pharma Corp.	2,802,552	66,717
Japan Post Holdings Co. Ltd.	5,258,636	66,284
Kyushu Railway Co.	2,009,833	66,256

	Japan Post Bank Co. Ltd.	5,113,896	65,684
	Mitsui Chemicals Inc.	11,400,862	64,770
	Santen Pharmaceutical Co. Ltd.	4,583,286	64,571
	Alps Electric Co. Ltd.	2,353,910	64,010
*,^ Sharp Corp.		18,162,871	63,937
	Hoshizaki Corp.	659,853	63,872
	Start Today Co. Ltd.	2,232,734	63,000
	Konami Holdings Corp.	1,190,993	62,115
	Stanley Electric Co. Ltd.	1,862,941	61,540
	Disco Corp.	347,189	61,534
	Keio Corp.	7,314,349	61,253
	Chiba Bank Ltd.	8,283,099	59,427
	Shizuoka Bank Ltd.	6,635,314	59,200
	Nissan Chemical Industries Ltd.	1,776,072	58,958
	Nippon Express Co. Ltd.	9,219,569	58,874
	Kyowa Hakko Kirin Co. Ltd.	3,223,928	58,386
	Kawasaki Heavy Industries Ltd.	18,262,192	58,145
	Oji Holdings Corp.	11,195,780	57,417
	FamilyMart UNY Holdings Co. Ltd.	1,023,587	57,328
	Mitsubishi Motors Corp.	7,923,386	57,156
	Aozora Bank Ltd.	14,808,771	56,911
	Taiheiyo Cement Corp.	15,105,173	56,679
	Kansai Paint Co. Ltd.	2,448,397	56,004
	Hirose Electric Co. Ltd.	408,416	55,613
	USS Co. Ltd.	2,743,844	55,429
	Nissin Foods Holdings Co. Ltd.	878,606	55,198
	Nisshin Seifun Group Inc.	3,309,211	54,342
	Mitsubishi Gas Chemical Co. Inc.	2,351,365	54,250
	Don Quijote Holdings Co. Ltd.	1,484,626	53,920
*	IHI Corp.	16,329,246	53,820
	Nagoya Railroad Co. Ltd.	11,603,171	53,212
	Suruga Bank Ltd.	2,203,546	53,136
	Obic Co. Ltd.	849,376	53,102
*	Nexon Co. Ltd.	2,553,497	53,073
	Mitsubishi Materials Corp.	1,573,987	52,877
	Hamamatsu Photonics KK	1,653,918	52,572
	Electric Power Development Co. Ltd.	2,072,847	52,521
	Toho Co. Ltd. (XTKS)	1,452,326	52,338
	Sumitomo Heavy Industries Ltd.	7,085,621	51,657
	Yokogawa Electric Corp.	3,060,656	51,511
	Nomura Research Institute Ltd.	1,364,072	51,062
	Pigeon Corp.	1,370,499	50,800
	ANA Holdings Inc.	14,659,875	50,330
	Mebuki Financial Group Inc.	12,887,462	49,611
	Yamada Denki Co. Ltd.	9,283,945	49,584
	Daicel Corp.	3,758,589	48,855
	NGK Spark Plug Co. Ltd.	2,416,110	48,780
	Keisei Electric Railway Co. Ltd.	1,771,712	48,483
	Kobayashi Pharmaceutical Co. Ltd.	776,658	48,270
	Nabtesco Corp.	1,472,483	47,803
	Seibu Holdings Inc.	2,730,739	47,637
	Hulic Co. Ltd.	4,511,340	47,634
	Tsuruha Holdings Inc.	453,220	47,552
	Konica Minolta Inc.	5,699,826	47,213
	Japan Airlines Co. Ltd.	1,460,305	47,182
	Amada Holdings Co. Ltd.	4,117,129	47,022
*	Kobe Steel Ltd.	3,720,520	46,536

Coca-Cola Bottlers Japan Inc.	1,487,757	44,874
Casio Computer Co. Ltd.	2,731,798	44,748
J Front Retailing Co. Ltd.	3,115,744	44,531
Teijin Ltd.	2,217,014	44,450
Taisho Pharmaceutical Holdings Co. Ltd.	591,497	44,311
Rinnai Corp.	472,934	44,152
Isetan Mitsukoshi Holdings Ltd.	4,511,094	43,961
Haseko Corp.	3,509,136	43,937
Sumco Corp.	2,712,154	43,894
Bank of Kyoto Ltd.	4,578,467	43,885
THK Co. Ltd.	1,430,365	43,674
Idemitsu Kosan Co. Ltd.	1,788,736	43,415
Mitsui OSK Lines Ltd.	13,902,750	43,269
JGC Corp.	2,700,572	43,261
Hisamitsu Pharmaceutical Co. Inc.	916,997	42,989
Fukuoka Financial Group Inc.	9,301,054	42,881
Otsuka Corp.	648,818	42,502
Hakuhodo DY Holdings Inc.	3,023,803	42,438
JSR Corp.	2,386,380	42,053
Toyo Suisan Kaisha Ltd.	1,157,337	42,046
Alfresa Holdings Corp.	2,262,279	41,635
Nippon Shinyaku Co. Ltd.	656,132	41,412
Showa Denko KK	1,584,713	41,249
Lawson Inc.	603,897	41,112
Daifuku Co. Ltd.	1,183,902	40,887
JTEKT Corp.	2,858,702	40,690
Sojitz Corp.	16,070,480	40,483
Kose Corp.	363,583	40,460
Chugoku Electric Power Co. Inc.	3,683,818	40,385
Credit Saison Co. Ltd.	2,095,586	40,364
Asics Corp.	2,217,358	40,306
Keihan Holdings Co. Ltd.	6,220,199	40,243
Advantest Corp.	2,198,609	40,236
Persol Holdings Co. Ltd.	2,120,251	40,200
Kurita Water Industries Ltd.	1,410,526	40,130
Fuji Electric Co. Ltd.	7,218,785	39,745
Hino Motors Ltd.	3,374,320	39,715
Nichirei Corp.	1,395,513	39,222
Calbee Inc.	944,170	39,143
DIC Corp.	1,035,205	39,046
Sumitomo Rubber Industries Ltd.	2,233,764	38,734
Tokyu Fudosan Holdings Corp.	6,451,853	38,702
Toho Gas Co. Ltd.	5,700,232	38,629
Hitachi Construction Machinery Co. Ltd.	1,339,112	38,335
* Nippon Yusen KK	20,038,540	38,253
Sony Financial Holdings Inc.	2,200,746	38,047
Air Water Inc.	1,953,419	37,820
CyberAgent Inc.	1,205,862	37,243
Ebara Corp.	1,270,165	37,157
Marui Group Co. Ltd.	2,697,133	36,680
Nippon Electric Glass Co. Ltd.	1,034,118	36,607
MediPal Holdings Corp.	1,995,141	36,510
Ube Industries Ltd.	13,346,461	36,154
Kewpie Corp.	1,422,618	35,784
SBI Holdings Inc.	2,500,149	35,769
Sohgo Security Services Co. Ltd.	842,098	35,696
Tokyo Tatemono Co. Ltd.	2,611,007	35,527

	Hitachi Chemical Co. Ltd.	1,248,540	35,496
	Yamaguchi Financial Group Inc.	2,981,419	35,091
	Furukawa Electric Co. Ltd.	775,774	35,010
	Ezaki Glico Co. Ltd.	660,608	34,735
	Hitachi Metals Ltd.	2,487,631	34,623
	Shimamura Co. Ltd.	276,051	34,325
	Takashimaya Co. Ltd.	3,746,586	34,273
	Benesse Holdings Inc.	893,556	34,198
	Suzuken Co. Ltd.	1,022,831	34,159
	Mabuchi Motor Co. Ltd.	647,399	34,118
	Shinsei Bank Ltd.	20,693,708	34,108
	Hachijuni Bank Ltd.	5,317,662	33,761
	Sega Sammy Holdings Inc.	2,495,811	33,675
	Park24 Co. Ltd.	1,323,616	33,498
	Nankai Electric Railway Co. Ltd.	6,795,227	33,437
	Toyo Seikan Group Holdings Ltd.	2,037,913	33,406
	Seven Bank Ltd.	8,361,587	33,090
	NOK Corp.	1,435,688	32,863
	Azbil Corp.	827,423	32,685
	Hiroshima Bank Ltd.	7,645,174	32,681
	SCREEN Holdings Co. Ltd.	488,561	32,657
	Yamazaki Baking Co. Ltd.	1,626,882	32,636
	Tsumura & Co.	837,816	32,563
	Gunma Bank Ltd.	5,551,603	32,527
	Chugoku Bank Ltd.	2,242,945	32,512
	Square Enix Holdings Co. Ltd.	988,788	32,352
	AEON Financial Service Co. Ltd.	1,483,415	32,287
	Ulvac Inc.	596,100	31,960
	Nihon M&A Center Inc.	792,914	31,837
	Hikari Tsushin Inc.	288,074	31,457
	TIS Inc.	1,039,694	31,430
	Sundrug Co. Ltd.	842,614	31,389
	Denka Co. Ltd.	5,649,642	31,376
*,^ PeptiDream Inc.		989,540	31,092
	Kyushu Financial Group Inc.	4,922,284	30,886
	Nifco Inc.	535,141	30,867
	Matsumotokiyoshi Holdings Co. Ltd.	495,693	30,567
	Miraca Holdings Inc.	668,446	30,503
	Iida Group Holdings Co. Ltd.	1,780,555	30,423
	Kagome Co. Ltd.	1,001,139	30,412
	DeNA Co. Ltd.	1,383,454	30,393
	Nippon Kayaku Co. Ltd.	2,164,384	30,292
^	Mitsui Mining & Smelting Co. Ltd.	6,894,795	30,119
	Horiba Ltd.	491,563	30,111
	Nomura Real Estate Holdings Inc.	1,509,563	29,921
	Kaneka Corp.	3,714,168	29,762
	Sumitomo Dainippon Pharma Co. Ltd.	2,112,190	29,587
	Hitachi High-Technologies Corp.	803,426	29,573
	Mitsubishi UFJ Lease & Finance Co. Ltd.	5,496,820	29,282
	Morinaga & Co. Ltd.	510,400	29,253
	Fujikura Ltd.	3,462,645	29,153
	Aeon Mall Co. Ltd.	1,515,577	28,866
	Kamigumi Co. Ltd.	2,690,974	28,839
	Iyo Bank Ltd.	3,512,408	28,679
	COMSYS Holdings Corp.	1,394,668	28,572
	Oracle Corp. Japan	418,859	28,154
	Asahi Intecc Co. Ltd.	626,515	28,134

	Sanwa Holdings Corp.	2,579,260	27,930
	Zenkoku Hosho Co. Ltd.	633,017	27,221
^	Ito En Ltd.	730,120	26,999
	Hokuhoku Financial Group Inc.	1,660,331	26,991
	Yokohama Rubber Co. Ltd.	1,338,297	26,950
	Daido Steel Co. Ltd.	4,415,457	26,871
	Showa Shell Sekiyu KK	2,443,096	26,612
	Izumi Co. Ltd.	505,825	26,389
	Relo Group Inc.	1,306,720	26,228
	Nippon Shokubai Co. Ltd.	400,483	26,200
	Sumitomo Forestry Co. Ltd.	1,710,052	26,177
*,^ Kawasaki Kisen Kaisha Ltd.		10,541,949	26,174
	Kinden Corp.	1,675,497	26,080
	Citizen Watch Co. Ltd.	3,499,776	26,021
	Pola Orbis Holdings Inc.	934,844	25,936
	Toyo Tire & Rubber Co. Ltd.	1,260,313	25,870
	Seino Holdings Co. Ltd.	1,902,802	25,621
	Tokyo Century Corp.	598,887	25,509
	Skylark Co. Ltd.	1,672,364	25,241
	Rohto Pharmaceutical Co. Ltd.	1,249,317	25,237
	Daiichikosho Co. Ltd.	522,604	25,170
	Miura Co. Ltd.	1,242,582	25,142
	Maruichi Steel Tube Ltd.	806,765	24,900
	NTN Corp.	5,338,626	24,846
	NOF Corp.	1,826,000	24,809
	House Foods Group Inc.	950,816	24,545
	MonotaRO Co. Ltd.	736,599	24,297
	Sankyu Inc.	3,221,000	24,260
	Kaken Pharmaceutical Co. Ltd.	453,524	24,139
	Welcia Holdings Co. Ltd.	634,768	24,121
	Nippon Paper Industries Co. Ltd.	1,199,929	23,923
	Kakaku.com Inc.	1,690,689	23,887
	GS Yuasa Corp.	5,054,179	23,855
	77 Bank Ltd.	4,621,507	23,827
	Shikoku Electric Power Co. Inc.	1,975,812	23,743
	Sotetsu Holdings Inc.	4,848,185	23,736
	Ibiden Co. Ltd.	1,366,035	23,707
	Sawai Pharmaceutical Co. Ltd.	419,365	23,636
	Cosmos Pharmaceutical Corp.	110,374	23,498
	Sugi Holdings Co. Ltd.	460,538	23,498
	Dowa Holdings Co. Ltd.	2,906,994	23,469
	Zeon Corp.	1,880,539	23,462
	Glory Ltd.	701,128	23,348
	Taiyo Yuden Co. Ltd.	1,385,016	23,257
	Nihon Kohden Corp.	968,589	23,148
	Takara Holdings Inc.	2,304,125	23,008
	Toyoda Gosei Co. Ltd.	974,821	23,000
	Bic Camera Inc.	1,960,505	22,754
	Topcon Corp.	1,329,012	22,739
	Mitsubishi Logistics Corp.	1,760,493	22,601
	Leopalace21 Corp.	3,156,862	22,512
	NHK Spring Co. Ltd.	2,080,469	22,470
	SCSK Corp.	530,293	22,378
	Wacoal Holdings Corp.	1,591,323	22,355
	Sumitomo Osaka Cement Co. Ltd.	4,746,450	22,217
	Sapporo Holdings Ltd.	814,910	22,195
	Aica Kogyo Co. Ltd.	684,200	21,956

^	Japan Airport Terminal Co. Ltd.	590,485	21,887
	Zensho Holdings Co. Ltd.	1,206,212	21,819
	Nagase & Co. Ltd.	1,388,100	21,790
	Penta-Ocean Construction Co. Ltd.	3,642,900	21,701
	Itochu Techno-Solutions Corp.	620,655	21,612
	Sankyo Co. Ltd.	657,043	21,566
	Aoyama Trading Co. Ltd.	614,691	21,426
	DMG Mori Co. Ltd.	1,291,278	21,421
	Toyobo Co. Ltd.	11,170,385	21,270
	Taiyo Nippon Sanso Corp.	1,835,719	21,215
	Nishi-Nippon Railroad Co. Ltd.	4,804,326	21,174
	Nishi-Nippon Financial Holdings Inc.	1,877,608	21,125
*	Acom Co. Ltd.	4,859,430	20,695
	K's Holdings Corp.	1,030,087	20,680
	Ushio Inc.	1,473,385	20,678
	Maeda Corp.	1,710,000	20,675
	Toda Corp.	2,982,145	20,501
	Nippon Light Metal Holdings Co. Ltd.	7,549,900	20,313
	Amano Corp.	888,200	20,214
	Nipro Corp.	1,488,189	20,187
^	Hokuriku Electric Power Co.	2,158,026	19,980
^	OSG Corp.	947,266	19,972
	TS Tech Co. Ltd.	664,263	19,687
*	Tokuyama Corp.	4,317,000	19,612
	Kyowa Exeo Corp.	1,131,700	19,322
	Nippon Suisan Kaisha Ltd.	3,297,400	19,244
	Nishimatsu Construction Co. Ltd.	3,340,000	19,221
	ABC-Mart Inc.	337,000	19,216
	Jafco Co. Ltd.	398,467	19,056
	ADEKA Corp.	1,223,000	18,774
	Kyudenko Corp.	497,139	18,751
	Toagosei Co. Ltd.	1,552,200	18,723
	TechnoPro Holdings Inc.	435,400	18,680
	Daishi Bank Ltd.	4,039,357	18,512
	Morinaga Milk Industry Co. Ltd.	2,528,000	18,468
	Tadano Ltd.	1,478,848	18,316
	H2O Retailing Corp.	1,116,026	18,262
	Japan Post Insurance Co. Ltd.	826,748	18,160
	Ain Holdings Inc.	250,846	18,079
	OKUMA Corp.	1,873,612	18,011
^	Japan Lifeline Co. Ltd.	390,914	17,971
	Tsubakimoto Chain Co.	2,102,332	17,837
	Okumura Corp.	2,445,000	17,792
	Iwatani Corp.	2,707,000	17,549
	Shima Seiki Manufacturing Ltd.	360,000	17,508
	Nichias Corp.	1,441,000	17,500
	Tokai Tokyo Financial Holdings Inc.	2,970,637	17,328
	Nihon Parkerizing Co. Ltd.	1,209,700	17,309
	Hanwa Co. Ltd.	2,410,000	17,235
	Ship Healthcare Holdings Inc.	553,000	16,972
*,^ LINE Corp.		460,799	16,941
	Hokkaido Electric Power Co. Inc.	2,244,999	16,907
	Shiga Bank Ltd.	3,182,656	16,867
	Tokyo Seimitsu Co. Ltd.	485,300	16,833
	Nisshinbo Holdings Inc.	1,651,063	16,720
	Kokuyo Co. Ltd.	1,048,200	16,692
	Tokyo Ohka Kogyo Co. Ltd.	509,500	16,585

Pilot Corp.	378,075	16,468
Shochiku Co. Ltd.	1,185,570	16,255
Ariake Japan Co. Ltd.	226,715	16,254
Toyota Boshoku Corp.	776,507	16,217
Hitachi Kokusai Electric Inc.	626,200	16,143
FP Corp.	293,921	16,080
Maeda Road Construction Co. Ltd.	775,084	16,003
Fuji Machine Manufacturing Co. Ltd.	982,400	15,983
Tokai Carbon Co. Ltd.	2,476,500	15,982
Sanrio Co. Ltd.	789,853	15,864
Nippon Gas Co. Ltd.	503,000	15,786
Rengo Co. Ltd.	2,758,298	15,658
Lintec Corp.	640,554	15,550
Hazama Ando Corp.	2,241,000	15,464
Resorttrust Inc.	836,686	15,423
Sumitomo Bakelite Co. Ltd.	2,123,000	15,423
^ Kenedix Inc.	3,000,600	15,362
Itoham Yonekyu Holdings Inc.	1,651,400	15,360
Meitec Corp.	327,700	15,358
^ SHO-BOND Holdings Co. Ltd.	289,500	15,304
Awa Bank Ltd.	2,324,181	15,265
Kumagai Gumi Co. Ltd.	4,357,000	15,092
Nikkon Holdings Co. Ltd.	637,842	15,079
Fujitsu General Ltd.	710,870	15,005
Fuji Seal International Inc.	534,100	14,988
San-In Godo Bank Ltd.	1,839,899	14,944
Shimachu Co. Ltd.	596,831	14,935
PALTAC Corp.	409,900	14,872
Megmilk Snow Brand Co. Ltd.	537,755	14,868
Sangetsu Corp.	822,100	14,812
Duskin Co. Ltd.	545,000	14,795
Mitsubishi Pencil Co. Ltd.	540,000	14,714
Heiwa Corp.	665,125	14,632
Oki Electric Industry Co. Ltd.	1,061,000	14,527
Capcom Co. Ltd.	583,793	14,461
Kandenko Co. Ltd.	1,349,461	14,442
Cosmo Energy Holdings Co. Ltd.	817,160	14,159
KYB Corp.	2,507,228	14,151
Nihon Unisys Ltd.	843,100	14,058
Yoshinoya Holdings Co. Ltd.	826,500	13,974
Ogaki Kyoritsu Bank Ltd.	4,828,000	13,948
Fuyo General Lease Co. Ltd.	236,700	13,877
Juroku Bank Ltd.	4,363,129	13,832
NTT Urban Development Corp.	1,350,532	13,818
Anritsu Corp.	1,714,513	13,814
Ryosan Co. Ltd.	350,400	13,705
Mandom Corp.	247,600	13,686
Fuji Oil Holdings Inc.	577,900	13,654
Japan Steel Works Ltd.	825,228	13,629
Senshu Ikeda Holdings Inc.	3,285,362	13,609
Tomy Co. Ltd.	1,109,000	13,566
Topre Corp.	508,600	13,407
Hitachi Capital Corp.	562,705	13,387
Yamato Kogyo Co. Ltd.	477,011	13,371
Nippo Corp.	653,188	13,289
HIS Co. Ltd.	430,341	13,232
Mitsui Engineering & Shipbuilding Co. Ltd.	9,486,876	13,225

	Nichiha Corp.	355,300	13,198
	Kiyo Bank Ltd.	788,900	13,194
	Fujitec Co. Ltd.	955,700	13,184
	Takasago Thermal Engineering Co. Ltd.	789,300	13,174
	Autobacs Seven Co. Ltd.	788,244	13,134
	Canon Marketing Japan Inc.	594,502	13,132
	GungHo Online Entertainment Inc.	4,814,543	13,008
	Toho Holdings Co. Ltd.	656,200	12,972
	Hitachi Transport System Ltd.	563,366	12,967
	Nachi-Fujikoshi Corp.	2,343,000	12,951
	Koei Tecmo Holdings Co. Ltd.	626,603	12,946
	Orient Corp.	7,659,415	12,919
^	Nissha Printing Co. Ltd.	472,032	12,916
	Maruha Nichiro Corp.	465,000	12,690
	Trusco Nakayama Corp.	491,000	12,593
	Sakata Seed Corp.	412,100	12,577
^	Fukuyama Transporting Co. Ltd.	1,947,988	12,442
	Open House Co. Ltd.	375,242	12,419
*,^ Aiful Corp.		3,578,252	12,389
	Hokuetsu Kishu Paper Co. Ltd.	1,765,000	12,385
	KYORIN Holdings Inc.	578,061	12,340
^	Colowide Co. Ltd.	707,100	12,277
	Tokai Rika Co. Ltd.	667,929	12,265
	Kanamoto Co. Ltd.	341,300	12,235
	North Pacific Bank Ltd.	3,646,715	12,224
	Hokkoku Bank Ltd.	3,023,198	12,218
	Ai Holdings Corp.	443,271	12,213
	Toyo Ink SC Holdings Co. Ltd.	2,357,000	12,213
	cocokara fine Inc.	233,500	12,202
^	GMO Payment Gateway Inc.	205,897	12,145
	Keiyo Bank Ltd.	2,850,549	12,060
	Token Corp.	94,850	12,059
	CKD Corp.	716,000	11,996
	Hitachi Maxell Ltd.	541,400	11,980
	Musashino Bank Ltd.	399,320	11,931
	Inaba Denki Sangyo Co. Ltd.	302,700	11,923
^	Daio Paper Corp.	909,200	11,806
	Okasan Securities Group Inc.	1,922,321	11,642
	Chiyoda Corp.	1,937,985	11,640
	Mochida Pharmaceutical Co. Ltd.	166,660	11,612
	Prima Meat Packers Ltd.	1,810,000	11,555
	Yaoko Co. Ltd.	266,400	11,495
	Matsui Securities Co. Ltd.	1,385,188	11,337
	Daihen Corp.	1,269,000	11,313
	Unipres Corp.	485,900	11,301
^	JINS Inc.	185,500	11,296
	Hitachi Zosen Corp.	2,130,876	11,217
	Tokyo Dome Corp.	1,158,400	11,149
	Kanematsu Corp.	5,085,000	11,112
	Tokyo Steel Manufacturing Co. Ltd.	1,290,000	11,058
	Exedy Corp.	352,867	11,044
	Iriso Electronics Co. Ltd.	128,157	11,030
	Central Glass Co. Ltd.	2,512,000	11,021
	Daiseki Co. Ltd.	462,600	10,987
	Valor Holdings Co. Ltd.	485,600	10,974
	Kusuri no Aoki Holdings Co. Ltd.	198,888	10,946
	UACJ Corp.	3,680,006	10,862

* Renesas Electronics Corp.	1,157,000	10,854
^ DCM Holdings Co. Ltd.	1,244,408	10,837
Paramount Bed Holdings Co. Ltd.	235,900	10,748
^ TOKAI Holdings Corp.	1,397,400	10,746
Sumitomo Mitsui Construction Co. Ltd.	9,807,300	10,663
Totetsu Kogyo Co. Ltd.	339,600	10,603
Nomura Co. Ltd.	500,000	10,580
Onward Holdings Co. Ltd.	1,452,951	10,541
Komeri Co. Ltd.	360,131	10,537
Kissei Pharmaceutical Co. Ltd.	407,167	10,529
TPR Co. Ltd.	329,300	10,399
^ SMS Co. Ltd.	328,300	10,389
Hogy Medical Co. Ltd.	142,300	10,386
Kitz Corp.	1,159,500	10,376
Hyakujushi Bank Ltd.	3,174,339	10,297
Okamoto Industries Inc.	940,000	10,290
Bank of Okinawa Ltd.	260,080	10,269
United Arrows Ltd.	338,112	10,248
Nippon Seiki Co. Ltd.	534,000	10,224
Fancl Corp.	474,200	10,206
GMO Internet Inc.	788,400	10,167
Daikyonishikawa Corp.	679,100	10,143
Ci:z Holdings Co. Ltd.	281,700	10,130
Okinawa Electric Power Co. Inc.	429,412	10,128
Kureha Corp.	201,300	10,123
Nippon Flour Mills Co. Ltd.	627,800	10,116
Makino Milling Machine Co. Ltd.	1,193,000	10,075
Asatsu-DK Inc.	389,800	9,992
San-A Co. Ltd.	223,900	9,986
Hyakugo Bank Ltd.	2,472,229	9,968
NET One Systems Co. Ltd.	1,035,200	9,922
Noevir Holdings Co. Ltd.	190,400	9,869
Starts Corp. Inc.	377,385	9,861
Nanto Bank Ltd.	334,180	9,831
Alpine Electronics Inc.	539,200	9,831
Saizeriya Co. Ltd.	337,500	9,818
Nitto Boseki Co. Ltd.	1,681,000	9,794
Okamura Corp.	963,100	9,791
Sakata INX Corp.	538,400	9,736
Taiyo Holdings Co. Ltd.	202,600	9,627
Eizo Corp.	240,100	9,626
Takara Standard Co. Ltd.	573,200	9,624
* Nippon Sheet Glass Co. Ltd.	1,135,641	9,610
ZERIA Pharmaceutical Co. Ltd.	551,300	9,607
Nippon Steel & Sumikin Bussan Corp.	186,248	9,600
MOS Food Services Inc.	306,200	9,550
Earth Chemical Co. Ltd.	172,063	9,545
Sumitomo Warehouse Co. Ltd.	1,488,000	9,535
^ Outsourcing Inc.	190,800	9,531
Siix Corp.	223,500	9,525
^ Joyful Honda Co. Ltd.	341,732	9,451
Takuma Co. Ltd.	918,800	9,410
Nippon Soda Co. Ltd.	1,676,000	9,404
Yodogawa Steel Works Ltd.	341,000	9,376
FCC Co. Ltd.	427,900	9,357
Arcs Co. Ltd.	432,042	9,343
^ V Technology Co. Ltd.	54,500	9,331

Senko Group Holdings Co. Ltd.	1,369,900	9,326
Seiren Co. Ltd.	551,600	9,323
Kuroda Electric Co. Ltd.	487,600	9,323
Nissan Shatai Co. Ltd.	897,214	9,289
Shinmaywa Industries Ltd.	1,057,100	9,243
Taikisha Ltd.	341,500	9,185
Japan Aviation Electronics Industry Ltd.	580,745	9,175
NS Solutions Corp.	431,875	9,092
NSD Co. Ltd.	476,320	9,085
Kyoritsu Maintenance Co. Ltd.	315,860	9,018
Kotobuki Spirits Co. Ltd.	243,900	9,002
^ Infomart Corp.	1,223,400	8,982
^ EDION Corp.	972,900	8,964
Tokyo Broadcasting System Holdings Inc.	473,939	8,958
^ Gree Inc.	1,164,570	8,947
Financial Products Group Co. Ltd.	789,688	8,939
KH Neochem Co. Ltd.	435,900	8,911
Zenrin Co. Ltd.	287,400	8,845
Royal Holdings Co. Ltd.	368,100	8,824
Round One Corp.	815,500	8,710
Meidensha Corp.	2,451,000	8,708
IBJ Leasing Co. Ltd.	364,900	8,681
Adastria Co. Ltd.	345,297	8,626
Transcosmos Inc.	358,400	8,614
Japan Petroleum Exploration Co. Ltd.	413,969	8,597
Toei Co. Ltd.	843,000	8,595
Nichicon Corp.	780,000	8,572
Tokyo TY Financial Group Inc.	321,424	8,554
Daiwabo Holdings Co. Ltd.	2,171,000	8,544
Gunze Ltd.	2,193,000	8,463
^ Nichi-iko Pharmaceutical Co. Ltd.	551,400	8,447
TOMONY Holdings Inc.	1,725,000	8,435
Mirait Holdings Corp.	717,000	8,407
Takeuchi Manufacturing Co. Ltd.	433,200	8,397
Nisshin Oillio Group Ltd.	1,410,000	8,347
Toshiba TEC Corp.	1,506,748	8,340
Nippon Densetsu Kogyo Co. Ltd.	418,600	8,320
Sanyo Special Steel Co. Ltd.	1,369,000	8,306
Yamazen Corp.	807,000	8,285
Nissin Kogyo Co. Ltd.	494,600	8,283
Noritz Corp.	420,900	8,255
Hosiden Corp.	712,600	8,242
Descente Ltd.	563,400	8,186
Kameda Seika Co. Ltd.	163,151	8,152
^ ASKUL Corp.	265,731	8,143
Heiwado Co. Ltd.	357,500	8,124
^ Yamagata Bank Ltd.	1,788,000	8,117
TSI Holdings Co. Ltd.	1,121,000	8,095
Futaba Corp.	441,200	8,091
Chudenko Corp.	302,400	8,091
Nippon Chemi-Con Corp.	2,001,000	8,084
Digital Garage Inc.	425,423	8,083
Kintetsu World Express Inc.	461,500	8,082
Toshiba Plant Systems & Services Corp.	492,800	8,025
Keihin Corp.	556,900	8,013
Ichigo Inc.	2,621,684	8,007
Yamanashi Chuo Bank Ltd.	1,960,000	8,006

	Fuso Chemical Co. Ltd.	239,672	7,985
*,^ euglena Co. Ltd.		759,700	7,977
*,^ Japan Display Inc.		4,445,703	7,957
	Seiko Holdings Corp.	1,778,000	7,937
^	Bank of Nagoya Ltd.	215,000	7,909
	Piolax Inc.	286,000	7,901
	Takara Bio Inc.	584,900	7,877
	Aeon Delight Co. Ltd.	235,200	7,857
	Nippon Signal Company Ltd.	773,600	7,855
	Showa Sangyo Co. Ltd.	1,445,000	7,852
	Toho Bank Ltd.	2,247,624	7,842
	Aomori Bank Ltd.	2,237,000	7,826
	J Trust Co. Ltd.	979,600	7,809
	Toridoll Holdings Corp.	278,200	7,798
	Shibuya Corp.	255,400	7,776
	TOC Co. Ltd.	825,900	7,761
	Nikkiso Co. Ltd.	751,800	7,759
	As One Corp.	155,100	7,748
	Daikyo Inc.	3,670,481	7,688
	Obara Group Inc.	138,900	7,680
^	Benefit One Inc.	189,000	7,675
	Nagaileben Co. Ltd.	306,800	7,646
	Inabata & Co. Ltd.	539,000	7,577
	Doutor Nichires Holdings Co. Ltd.	341,300	7,543
	Furukawa Co. Ltd.	4,034,000	7,484
	Fuji Soft Inc.	260,600	7,479
	Ryobi Ltd.	1,578,000	7,463
	Futaba Industrial Co. Ltd.	720,200	7,462
	Chiyoda Co. Ltd.	284,800	7,420
	Bank of Iwate Ltd.	190,300	7,407
	Nisshin Steel Co. Ltd.	604,515	7,407
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	885,000	7,398
^	Atom Corp.	1,031,147	7,370
	Seikagaku Corp.	453,900	7,313
	Nitta Corp.	227,500	7,307
	DTS Corp.	239,100	7,299
	Morita Holdings Corp.	464,200	7,280
	Kadokawa Dwango Corp.	550,147	7,268
	Kato Sangyo Co. Ltd.	268,300	7,227
	Nishimatsuya Chain Co. Ltd.	659,100	7,218
	Create SD Holdings Co. Ltd.	284,400	7,196
	Mitsuba Corp.	412,600	7,194
	Lasertec Corp.	482,162	7,189
	Star Micronics Co. Ltd.	432,500	7,160
	Saibu Gas Co. Ltd.	2,832,789	7,114
	Tokyu Construction Co. Ltd.	883,932	7,069
	Ichibanya Co. Ltd.	197,200	7,024
	Musashi Seimitsu Industry Co. Ltd.	251,500	7,003
	Asahi Holdings Inc.	371,700	6,985
	Toho Zinc Co. Ltd.	1,620,000	6,976
	United Super Markets Holdings Inc.	686,860	6,970
^	Dexerials Corp.	576,100	6,962
	Japan Wool Textile Co. Ltd.	812,600	6,962
	Sanken Electric Co. Ltd.	1,372,000	6,955
	Sato Holdings Corp.	289,500	6,943
	Nippon Denko Co. Ltd.	1,477,700	6,937
	Nissin Electric Co. Ltd.	570,500	6,929

	SKY Perfect JSAT Holdings Inc.	1,543,361	6,928
	Takasago International Corp.	175,491	6,893
	Heiwa Real Estate Co. Ltd.	438,300	6,874
	Aida Engineering Ltd.	678,700	6,865
	Jaccs Co. Ltd.	1,460,000	6,845
	Komori Corp.	574,900	6,836
^	W-Scope Corp.	321,100	6,817
	Sinfonia Technology Co. Ltd.	1,613,000	6,769
^	Kumiai Chemical Industry Co. Ltd.	1,161,196	6,752
*,^ Pioneer Corp.		3,403,700	6,721
	San-Ai Oil Co. Ltd.	661,000	6,716
^	Marusan Securities Co. Ltd.	793,900	6,703
	Milbon Co. Ltd.	114,614	6,683
	Belluna Co. Ltd.	580,400	6,674
	Funai Soken Holdings Inc.	255,700	6,661
	Sanyo Chemical Industries Ltd.	140,200	6,658
	Plenus Co. Ltd.	283,700	6,645
	Oita Bank Ltd.	1,762,000	6,640
	Hiday Hidaka Corp.	248,731	6,639
	Pacific Industrial Co. Ltd.	509,300	6,621
	Max Co. Ltd.	483,000	6,608
^	COLOPL Inc.	586,969	6,583
	Topy Industries Ltd.	214,100	6,576
	Goldwin Inc.	104,200	6,557
	Justsystems Corp.	426,000	6,557
	Aichi Bank Ltd.	117,600	6,542
	Toshiba Machine Co. Ltd.	1,375,000	6,529
	Monex Group Inc.	2,301,400	6,505
	Tocalo Co. Ltd.	170,000	6,495
	Macnica Fuji Electronics Holdings Inc.	407,137	6,491
	Fujicco Co. Ltd.	267,700	6,489
	Fukui Bank Ltd.	2,640,000	6,434
	Axial Retailing Inc.	163,771	6,422
	KOMEDA Holdings Co. Ltd.	385,100	6,420
	Kisoji Co. Ltd.	259,100	6,412
	Riso Kagaku Corp.	306,400	6,407
^	Wacom Co. Ltd.	1,775,700	6,403
	Mizuno Corp.	1,098,000	6,383
	Kurabo Industries Ltd.	2,458,000	6,379
	Shikoku Bank Ltd.	2,371,000	6,358
	Kura Corp.	126,400	6,357
^	S Foods Inc.	170,500	6,348
	EPS Holdings Inc.	385,400	6,321
	Miyazaki Bank Ltd.	1,889,000	6,315
*,^ KLab Inc.		367,300	6,248
	Daibiru Corp.	549,212	6,189
	Eiken Chemical Co. Ltd.	186,100	6,162
	Marudai Food Co. Ltd.	1,298,000	6,156
	Shinko Electric Industries Co. Ltd.	844,289	6,143
	Mani Inc.	257,200	6,113
	Nishio Rent All Co. Ltd.	183,600	6,112
	Kyokuto Kaihatsu Kogyo Co. Ltd.	364,900	6,109
	Optex Group Co. Ltd.	181,900	6,108
	Koa Corp.	346,200	6,107
	Sintokogio Ltd.	579,900	6,107
	Nojima Corp.	376,571	6,095
^	Sodick Co. Ltd.	499,800	6,087

Hokuetsu Bank Ltd.	256,000	6,077
Raito Kogyo Co. Ltd.	561,800	6,069
Internet Initiative Japan Inc.	335,300	6,062
Shikoku Chemicals Corp.	472,000	6,042
Yuasa Trading Co. Ltd.	188,500	6,040
Oiles Corp.	335,280	5,996
Create Restaurants Holdings Inc.	586,430	5,993
Tachi-S Co. Ltd.	327,800	5,980
NEC Networks & System Integration Corp.	273,100	5,967
Sanyo Denki Co. Ltd.	535,000	5,959
^ Fuji Kyuko Co. Ltd.	566,076	5,959
Life Corp.	224,500	5,945
Joshin Denki Co. Ltd.	422,000	5,937
Ricoh Leasing Co. Ltd.	169,900	5,936
Kohnan Shoji Co. Ltd.	325,500	5,936
LIFULL Co. Ltd.	741,000	5,917
Wakita & Co. Ltd.	523,200	5,901
Modec Inc.	247,500	5,900
^ Ringer Hut Co. Ltd.	253,900	5,866
Juki Corp.	387,500	5,862
Tokyotokeiba Co. Ltd.	180,100	5,848
Sanki Engineering Co. Ltd.	516,404	5,838
Ichikoh Industries Ltd.	744,000	5,832
^ Nippon Ceramic Co. Ltd.	222,100	5,824
^ Zojirushi Corp.	555,800	5,802
kabu.com Securities Co. Ltd.	1,787,500	5,799
Noritake Co. Ltd.	150,700	5,777
Prestige International Inc.	524,300	5,742
Sekisui Jushi Corp.	314,700	5,723
Yokogawa Bridge Holdings Corp.	375,300	5,710
AOKI Holdings Inc.	440,800	5,706
Relia Inc.	533,300	5,701
Mitsuboshi Belting Ltd.	498,000	5,697
Bank of the Ryukyus Ltd.	398,700	5,691
Eagle Industry Co. Ltd.	326,500	5,682
Tsugami Corp.	707,000	5,667
TV Asahi Holdings Corp.	310,629	5,648
* Showa Corp.	582,800	5,630
^ Megachips Corp.	210,900	5,625
Aichi Steel Corp.	134,300	5,621
Foster Electric Co. Ltd.	285,995	5,616
Akita Bank Ltd.	1,941,000	5,609
Yondoshi Holdings Inc.	223,300	5,608
Dip Corp.	264,700	5,584
Tokai Corp.	126,200	5,576
CMK Corp.	620,000	5,543
Doshisha Co. Ltd.	274,200	5,524
^ Unizo Holdings Co. Ltd.	237,300	5,506
Sumitomo Seika Chemicals Co. Ltd.	109,200	5,490
Bunka Shutter Co. Ltd.	636,900	5,479
VT Holdings Co. Ltd.	1,069,600	5,468
Gurunavi Inc.	334,100	5,465
Idec Corp.	326,900	5,451
Mitsui Sugar Co. Ltd.	179,400	5,447
T Hasegawa Co. Ltd.	257,000	5,414
Toppan Forms Co. Ltd.	519,536	5,402
^ COOKPAD Inc.	630,141	5,397

	Chugoku Marine Paints Ltd.	692,500	5,381
	Iino Kaiun Kaisha Ltd.	1,167,400	5,368
	Fukushima Industries Corp.	128,800	5,348
	Chofu Seisakusho Co. Ltd.	217,300	5,315
	Konoike Transport Co. Ltd.	389,200	5,301
	Fujimi Inc.	233,900	5,279
	Fujimori Kogyo Co. Ltd.	177,000	5,273
	St. Marc Holdings Co. Ltd.	168,300	5,260
	Clarion Co. Ltd.	1,385,000	5,241
	Tamura Corp.	956,000	5,224
	Towa Pharmaceutical Co. Ltd.	108,000	5,217
	Elecom Co. Ltd.	241,600	5,214
	DyDo Group Holdings Inc.	105,100	5,213
	Japan Securities Finance Co. Ltd.	1,037,100	5,206
	Taihei Dengyo Kaisha Ltd.	360,000	5,203
	Fuji Co. Ltd.	207,400	5,163
	Enplas Corp.	125,200	5,152
^	Tsubaki Nakashima Co. Ltd.	256,700	5,152
	BML Inc.	249,400	5,131
	Osaka Soda Co. Ltd.	1,018,000	5,124
	JVC Kenwood Corp.	1,758,700	5,121
	T-Gaia Corp.	254,900	5,101
	Ohsho Food Service Corp.	131,100	5,100
	Xebio Holdings Co. Ltd.	270,000	5,085
	Kanto Denka Kogyo Co. Ltd.	557,000	5,080
*,^ Pacific Metals Co. Ltd.		1,891,000	5,073
	Hibiya Engineering Ltd.	274,800	5,025
	Teikoku Sen-I Co. Ltd.	275,700	5,022
	Jeol Ltd.	921,000	5,020
	Sanyo Electric Railway Co. Ltd.	976,093	5,000
	Avex Group Holdings Inc.	378,700	4,980
^	Yokohama Reito Co. Ltd.	499,200	4,964
^	Sakai Moving Service Co. Ltd.	102,300	4,937
	Itochu Enex Co. Ltd.	548,400	4,935
	Bando Chemical Industries Ltd.	481,900	4,931
^	Belc Co. Ltd.	108,400	4,924
	Kaga Electronics Co. Ltd.	223,200	4,923
	Takara Leben Co. Ltd.	1,072,900	4,922
	MCJ Co. Ltd.	415,581	4,910
	Sumitomo Riko Co. Ltd.	468,700	4,903
	Nippon Valqua Industries Ltd.	185,300	4,896
	Nitto Kogyo Corp.	300,500	4,867
*	Unitika Ltd.	6,867,000	4,856
	TKC Corp.	166,900	4,855
	Shizuoka Gas Co. Ltd.	640,800	4,847
	Takamatsu Construction Group Co. Ltd.	184,600	4,843
	Konishi Co. Ltd.	316,400	4,834
	Press Kogyo Co. Ltd.	1,026,700	4,829
	Asahi Diamond Industrial Co. Ltd.	637,600	4,822
	NichiiGakkan Co. Ltd.	460,700	4,822
	Miroku Jyoho Service Co. Ltd.	228,100	4,805
	Mitsubishi Shokuhin Co. Ltd.	164,694	4,765
	Hamakyorex Co. Ltd.	180,200	4,765
	YAMABIKO Corp.	393,700	4,760
^	Kenko Mayonnaise Co. Ltd.	168,800	4,744
^	Arata Corp.	133,900	4,735
*	Ishihara Sangyo Kaisha Ltd.	431,600	4,728

^	Anicom Holdings Inc.	186,600	4,724
	Daiho Corp.	977,000	4,722
	Sogo Medical Co. Ltd.	102,600	4,693
	Systena Corp.	204,300	4,683
	Pressance Corp.	335,200	4,627
	Okabe Co. Ltd.	472,500	4,625
^	Tekken Corp.	1,505,000	4,621
	Yellow Hat Ltd.	178,900	4,620
	Ehime Bank Ltd.	365,100	4,614
	Riken Corp.	98,300	4,601
	Bell System24 Holdings Inc.	409,100	4,594
	Nippon Thompson Co. Ltd.	804,000	4,593
	Mitsui High-Tec Inc.	293,400	4,579
	Tochigi Bank Ltd.	1,121,300	4,563
	G-Tekt Corp.	235,400	4,556
^	IDOM Inc.	687,600	4,554
^	Micronics Japan Co. Ltd.	429,200	4,545
^	JCR Pharmaceuticals Co. Ltd.	166,000	4,542
	Maruwa Co. Ltd.	93,543	4,541
	F@N Communications Inc.	495,600	4,538
	Japan Pulp & Paper Co. Ltd.	1,182,000	4,522
*,^ Sanden Holdings Corp.		1,584,000	4,518
	Canon Electronics Inc.	231,700	4,511
	Dai-Dan Co. Ltd.	326,000	4,462
	Shindengen Electric Manufacturing Co. Ltd.	860,000	4,460
	Eighteenth Bank Ltd.	1,663,000	4,426
^	Nippon Koei Co. Ltd.	159,300	4,408
^	Giken Ltd.	164,900	4,401
	Ryoyo Electro Corp.	272,600	4,392
	Menicon Co. Ltd.	134,100	4,391
	Pack Corp.	135,700	4,390
	Minato Bank Ltd.	237,300	4,345
	Kanematsu Electronics Ltd.	146,500	4,338
	Ichiyoshi Securities Co. Ltd.	481,800	4,320
	JSP Corp.	136,500	4,313
	Hokuto Corp.	241,600	4,311
	Tsukishima Kikai Co. Ltd.	380,100	4,309
^	Japan Material Co. Ltd.	219,600	4,298
	Kato Works Co. Ltd.	133,400	4,291
^	Yonex Co. Ltd.	447,200	4,285
	Dai Nippon Toryo Co. Ltd.	1,539,000	4,282
	Tosho Co. Ltd.	92,700	4,282
^	Sankyo Tateyama Inc.	303,000	4,281
	Towa Bank Ltd.	3,832,000	4,268
	Inageya Co. Ltd.	270,077	4,250
	Nohmi Bosai Ltd.	276,100	4,246
	Fujibo Holdings Inc.	139,800	4,242
	PAL GROUP Holdings Co. Ltd.	132,200	4,220
	OBIC Business Consultants Co. Ltd.	82,758	4,200
	Shin-Etsu Polymer Co. Ltd.	433,000	4,196
	Shinko Plantech Co. Ltd.	490,800	4,194
^	Nippon Carbon Co. Ltd.	128,000	4,180
	Digital Arts Inc.	121,700	4,151
	Itoki Corp.	509,800	4,141
	Nittetsu Mining Co. Ltd.	73,600	4,131
	Goldcrest Co. Ltd.	184,920	4,119
	Vector Inc.	281,500	4,097

Tokushu Tokai Paper Co. Ltd.	108,700	4,089
Hosokawa Micron Corp.	83,800	4,071
Daiken Corp.	166,100	4,069
Warabeya Nichiyo Holdings Co. Ltd.	150,500	4,064
Tanseisha Co. Ltd.	401,100	4,045
Arakawa Chemical Industries Ltd.	229,600	4,034
Key Coffee Inc.	202,700	4,013
Tamron Co. Ltd.	213,500	4,005
Sagami Chain Co. Ltd.	305,616	4,005
Arcland Sakamoto Co. Ltd.	292,300	4,001
Yorozu Corp.	237,000	4,000
Geo Holdings Corp.	364,800	3,989
Kyoei Steel Ltd.	258,400	3,988
Matsuya Co. Ltd.	472,100	3,970
Torii Pharmaceutical Co. Ltd.	141,500	3,952
Sanshin Electronics Co. Ltd.	309,400	3,891
Tsurumi Manufacturing Co. Ltd.	228,900	3,834
Kasai Kogyo Co. Ltd.	294,400	3,832
Nippon Yakin Kogyo Co. Ltd.	1,891,600	3,804
Jimoto Holdings Inc.	2,128,200	3,800
^ Yakuodo Co. Ltd.	138,824	3,792
ESPEC Corp.	221,900	3,791
Rock Field Co. Ltd.	223,700	3,783
Daiwa Industries Ltd.	331,400	3,780
Anest Iwata Corp.	404,500	3,768
Iseki & Co. Ltd.	181,164	3,768
Nichiden Corp.	104,800	3,762
Kyokuto Securities Co. Ltd.	267,300	3,760
Kansai Urban Banking Corp.	291,800	3,741
ASKA Pharmaceutical Co. Ltd.	248,700	3,722
Nissei Build Kogyo Co. Ltd.	640,960	3,703
Starzen Co. Ltd.	82,600	3,701
Aisan Industry Co. Ltd.	413,500	3,693
Toyo Kanetsu KK	1,128,000	3,692
Bank of Saga Ltd.	1,559,000	3,687
Tsukui Corp.	606,500	3,683
Achilles Corp.	207,800	3,661
Neturen Co. Ltd.	396,800	3,653
Oyo Corp.	250,800	3,635
^ Keiyo Co. Ltd.	521,200	3,621
Namura Shipbuilding Co. Ltd.	631,708	3,619
Broadleaf Co. Ltd.	537,700	3,613
Nissei ASB Machine Co. Ltd.	104,800	3,611
Roland DG Corp.	144,100	3,611
Sakai Chemical Industry Co. Ltd.	891,000	3,611
Meiko Network Japan Co. Ltd.	252,600	3,607
Melco Holdings Inc.	107,700	3,606
Matsuya Foods Co. Ltd.	95,100	3,601
Meisei Industrial Co. Ltd.	555,300	3,599
Osaki Electric Co. Ltd.	470,000	3,593
Daido Metal Co. Ltd.	400,600	3,591
Wowow Inc.	123,300	3,582
Nippon Road Co. Ltd.	641,000	3,580
^ Studio Alice Co. Ltd.	152,400	3,579
Kamei Corp.	250,400	3,579
^ Alpen Co. Ltd.	195,300	3,570
Toyo Construction Co. Ltd.	833,000	3,566

	J-Oil Mills Inc.	102,100	3,563
	Happinet Corp.	197,400	3,561
	Maeda Kosen Co. Ltd.	241,400	3,542
	Amuse Inc.	128,600	3,539
	METAWATER Co. Ltd.	127,700	3,531
	Trancom Co. Ltd.	69,900	3,455
^	Toyo Engineering Corp.	1,310,920	3,448
^	Marvelous Inc.	369,000	3,448
	Cawachi Ltd.	139,100	3,433
^	OSAKA Titanium Technologies Co. Ltd.	222,400	3,432
^	eRex Co. Ltd.	388,669	3,422
^	Nihon Nohyaku Co. Ltd.	584,700	3,397
	Mitsui-Soko Holdings Co. Ltd.	1,243,000	3,392
	ST Corp.	134,900	3,385
	Tenma Corp.	167,600	3,382
^	Denki Kogyo Co. Ltd.	657,000	3,375
^	Michinoku Bank Ltd.	1,991,000	3,373
*,^ Toa Corp. (XTKS)		206,200	3,367
	Riken Technos Corp.	602,000	3,361
	Denyo Co. Ltd.	189,100	3,325
	Daiichi Jitsugyo Co. Ltd.	572,000	3,319
	FIDEA Holdings Co. Ltd.	2,021,600	3,315
	Okura Industrial Co. Ltd.	511,000	3,303
	Toa Corp. (XTKS)	316,600	3,302
	KAWADA TECHNOLOGIES Inc.	48,024	3,298
	Nitto Kohki Co. Ltd.	138,200	3,284
	Nissin Corp.	678,320	3,281
	Union Tool Co.	110,100	3,268
	Mitsubishi Steel Manufacturing Co. Ltd.	1,270,000	3,267
	Riken Vitamin Co. Ltd.	83,300	3,257
*	Kintetsu Department Store Co. Ltd.	977,000	3,249
	Tonami Holdings Co. Ltd.	826,000	3,248
	Ministop Co. Ltd.	147,600	3,247
	OSJB Holdings Corp.	1,177,700	3,235
	Okuwa Co. Ltd.	303,000	3,226
	Fujita Kanko Inc.	89,100	3,223
	Maruzen Showa Unyu Co. Ltd.	739,000	3,216
*	Kappa Create Co. Ltd.	275,300	3,200
	Kyodo Printing Co. Ltd.	914,000	3,199
^	Kyokuyo Co. Ltd.	113,500	3,195
	Daisan Bank Ltd.	205,200	3,191
	Information Services International-Dentsu Ltd.	140,300	3,181
	CONEXIO Corp.	192,500	3,170
	Ines Corp.	333,200	3,165
	Kobe Bussan Co. Ltd.	63,700	3,157
	Chiyoda Integre Co. Ltd.	146,900	3,155
	Daito Pharmaceutical Co. Ltd.	117,500	3,135
	Nippon Kanzai Co. Ltd.	174,200	3,132
	KFC Holdings Japan Ltd.	172,100	3,115
	Nagatanien Holdings Co. Ltd.	247,000	3,075
^	Hodogaya Chemical Co. Ltd.	71,600	3,073
	Rokko Butter Co. Ltd.	135,500	3,063
	Vital KSK Holdings Inc.	382,200	3,061
	JAC Recruitment Co. Ltd.	187,000	3,051
	Fukui Computer Holdings Inc.	83,600	3,049
	Kyosan Electric Manufacturing Co. Ltd.	547,000	3,047
	Toyo Tanso Co. Ltd.	181,700	3,041

Fudo Tetra Corp.	1,836,800	3,032
* Akebono Brake Industry Co. Ltd.	913,200	3,021
Katakura Industries Co. Ltd.	260,100	3,013
Cosel Co. Ltd.	243,400	2,993
^ BRONCO BILLY Co. Ltd.	121,500	2,991
Fujiya Co. Ltd.	132,900	2,984
Fuji Pharma Co. Ltd.	87,100	2,978
Qol Co. Ltd.	184,501	2,977
Chiba Kogyo Bank Ltd.	575,800	2,969
^ Ateam Inc.	115,600	2,962
Tatsuta Electric Wire and Cable Co. Ltd.	460,500	2,952
^ Toho Titanium Co. Ltd.	380,300	2,945
^ Yushin Precision Equipment Co. Ltd.	116,900	2,937
Shimizu Bank Ltd.	92,000	2,920
Koatsu Gas Kogyo Co. Ltd.	390,000	2,898
UKC Holdings Corp.	192,300	2,889
Fukuda Corp.	62,800	2,881
Sekisui Plastics Co. Ltd.	335,700	2,870
Mie Bank Ltd.	128,000	2,866
^ Mitani Sekisan Co. Ltd.	120,500	2,836
^ Nippon Parking Development Co. Ltd.	1,894,400	2,833
Kansai Super Market Ltd.	209,139	2,817
^ Jamco Corp.	111,100	2,816
Keihanshin Building Co. Ltd.	443,400	2,806
Daikokutenbussan Co. Ltd.	56,300	2,792
Mimasu Semiconductor Industry Co. Ltd.	172,700	2,772
Sun Frontier Fudousan Co. Ltd.	259,600	2,770
Nippon Beet Sugar Manufacturing Co. Ltd.	141,200	2,762
^ Chuetsu Pulp & Paper Co. Ltd.	1,323,000	2,759
Komatsu Seiren Co. Ltd.	395,100	2,745
Osaka Steel Co. Ltd.	133,000	2,741
SMK Corp.	648,000	2,736
Shinko Shoji Co. Ltd.	208,200	2,721
Tosei Corp.	346,500	2,708
Shinwa Co. Ltd.	135,400	2,696
Mitsubishi Nichiyu Forklift Co. Ltd.	335,000	2,695
Chukyo Bank Ltd.	127,000	2,673
Yurtec Corp.	391,000	2,654
Arcland Service Holdings Co. Ltd.	151,200	2,631
Kurimoto Ltd.	140,000	2,623
Yomiuri Land Co. Ltd.	548,000	2,613
Torishima Pump Manufacturing Co. Ltd.	255,300	2,609
* KNT-CT Holdings Co. Ltd.	1,556,000	2,604
GCA Corp.	292,629	2,596
Senshukai Co. Ltd.	419,000	2,582
Toyo Corp.	267,400	2,579
Sumitomo Densetsu Co. Ltd.	161,800	2,577
^ Toho Co. Ltd. (XTKS)	98,000	2,574
Tsukuba Bank Ltd.	857,700	2,572
Icom Inc.	120,500	2,570
Yahagi Construction Co. Ltd.	310,000	2,569
^ Stella Chemifa Corp.	91,000	2,558
Onoken Co. Ltd.	153,500	2,553
Uchida Yoko Co. Ltd.	102,400	2,550
NS United Kaiun Kaisha Ltd.	1,215,000	2,539
Misawa Homes Co. Ltd.	276,000	2,533
T RAD Co. Ltd.	799,000	2,525

^	Pasona Group Inc.	226,900	2,522
^	Nihon Chouzai Co. Ltd.	74,200	2,475
	SRA Holdings	90,100	2,470
	Taiho Kogyo Co. Ltd.	174,500	2,460
	Hokkan Holdings Ltd.	636,000	2,445
*	SWCC Showa Holdings Co. Ltd.	2,951,000	2,434
	Sac's Bar Holdings Inc.	221,100	2,430
	WATAMI Co. Ltd.	197,800	2,418
*	Mitsubishi Paper Mills Ltd.	341,500	2,408
	Shinnihon Corp.	293,200	2,388
	Tokyo Energy & Systems Inc.	244,000	2,388
	Ryoden Corp.	328,000	2,387
	Kita-Nippon Bank Ltd.	82,900	2,377
	Itochu-Shokuhin Co. Ltd.	56,700	2,355
^	Istyle Inc.	352,600	2,347
	Krosaki Harima Corp.	536,000	2,347
	Seika Corp.	541,000	2,339
	Kanagawa Chuo Kotsu Co. Ltd.	354,000	2,338
	Mie Kotsu Group Holdings Inc.	619,000	2,329
	Godo Steel Ltd.	121,400	2,313
	Aiphone Co. Ltd.	131,000	2,313
	Wellnet Corp.	185,200	2,297
	Toyo Kohan Co. Ltd.	519,600	2,284
	AOI Electronics Co. Ltd.	56,030	2,282
^	Tokyo Rope Manufacturing Co. Ltd.	148,700	2,277
^	Mito Securities Co. Ltd.	818,700	2,276
	Teikoku Electric Manufacturing Co. Ltd.	217,700	2,262
	Toenec Corp.	370,000	2,247
	CI Takiron Corp.	409,000	2,228
^	Daisyo Corp.	136,500	2,221
	K&O Energy Group Inc.	145,200	2,220
*,^ U-Shin Ltd.		330,300	2,218
	Takaoka Toko Co. Ltd.	132,300	2,215
	Corona Corp. Class A	211,100	2,214
	CHIMNEY Co. Ltd.	86,780	2,213
	France Bed Holdings Co. Ltd.	241,600	2,200
	Hioki EE Corp.	107,200	2,171
	Aeon Fantasy Co. Ltd.	70,100	2,159
	MTI Ltd.	318,500	2,148
	Zuken Inc.	163,300	2,147
	Fujitsu Frontech Ltd.	112,600	2,145
	Organo Corp.	402,000	2,143
	Kanaden Corp.	200,300	2,132
	Kitagawa Iron Works Co. Ltd.	99,500	2,127
	Tomoku Co. Ltd.	601,000	2,125
	Pronexus Inc.	187,400	2,124
^	Nihon Trim Co. Ltd.	50,500	2,101
^	JP-Holdings Inc.	817,400	2,098
	Japan Transcity Corp.	542,000	2,096
	Kourakuen Holdings Corp.	131,204	2,094
^	Funai Electric Co. Ltd.	227,600	2,063
	Shibusawa Warehouse Co. Ltd.	626,000	2,061
	Weathernews Inc.	66,061	2,054
	Sinanen Holdings Co. Ltd.	101,100	2,051
	Chori Co. Ltd.	109,900	2,037
	Hisaka Works Ltd.	226,800	2,035
	PC Depot Corp.	352,800	2,031

	Sanoh Industrial Co. Ltd.	280,900	2,025
	Noritsu Koki Co. Ltd.	219,600	2,022
	Fuji Oil Co. Ltd.	663,300	2,022
	Fuso Pharmaceutical Industries Ltd.	79,900	2,011
^	Linical Co. Ltd.	115,700	2,008
	Future Corp.	248,100	2,007
	Aichi Corp.	283,000	2,006
	Mitsui Matsushima Co. Ltd.	147,957	1,994
^	Sanyo Shokai Ltd.	132,300	1,992
	Mitsubishi Research Institute Inc.	69,000	1,984
	Asunaro Aoki Construction Co. Ltd.	231,100	1,983
	Halows Co. Ltd.	91,500	1,977
	Mitsui Home Co. Ltd.	288,000	1,964
	Parco Co. Ltd.	159,300	1,963
	Mars Engineering Corp.	98,600	1,952
	Tokyo Tekko Co. Ltd.	473,000	1,947
	Toyo Securities Co. Ltd.	856,000	1,944
^	Japan Cash Machine Co. Ltd.	179,700	1,939
	Gun-Ei Chemical Industry Co. Ltd.	58,300	1,939
	Cleanup Corp.	239,900	1,931
	Taisei Lamick Co. Ltd.	72,400	1,911
	Rhythm Watch Co. Ltd.	880,000	1,877
	Tosho Printing Co. Ltd.	379,000	1,870
*,^ Nippon Sharyo Ltd.		715,000	1,860
	Dai-ichi Seiko Co. Ltd.	83,300	1,859
	Hakuto Co. Ltd.	137,100	1,849
*,^ Laox Co. Ltd.		376,717	1,830
	Honeys Holdings Co. Ltd.	160,920	1,818
	CMIC Holdings Co. Ltd.	129,200	1,794
	Atsugi Co. Ltd.	1,590,000	1,774
	Furuno Electric Co. Ltd.	293,700	1,759
^	Hito Communications Inc.	110,700	1,750
	Maezawa Kasei Industries Co. Ltd.	156,500	1,746
	Asahi Co. Ltd.	144,600	1,739
	Matsuda Sangyo Co. Ltd.	127,600	1,732
	Nihon Yamamura Glass Co. Ltd.	1,009,000	1,729
	Elematec Corp.	95,200	1,727
	Hokkaido Gas Co. Ltd.	692,000	1,726
	Advan Co. Ltd.	189,300	1,712
^	Zuiko Corp.	47,600	1,679
	Toli Corp.	515,900	1,679
	ASAHI YUKIZAI Corp.	702,000	1,673
	Artnature Inc.	259,300	1,671
	Yusen Logistics Co. Ltd.	182,100	1,650
	Gakken Holdings Co. Ltd.	54,600	1,624
^	Fields Corp.	150,100	1,595
	Nihon Dempa Kogyo Co. Ltd.	190,600	1,594
	Tokyo Rakutenchi Co. Ltd.	29,400	1,565
^	Showa Aircraft Industry Co. Ltd.	142,400	1,535
	Kitano Construction Corp.	440,000	1,524
	Japan Radio Co. Ltd.	115,800	1,495
	Nippon Coke & Engineering Co. Ltd.	1,581,200	1,491
	NDS Co. Ltd.	51,000	1,473
	Chugai Ro Co. Ltd.	739,000	1,467
	Yushiro Chemical Industry Co. Ltd.	106,300	1,447
	Fujikura Kasei Co. Ltd.	244,400	1,437
	Dunlop Sports Co. Ltd.	140,071	1,429

	Tsutsumi Jewelry Co. Ltd.	78,700	1,424
	Alpha Systems Inc.	73,200	1,423
	Tv Tokyo Holdings Corp.	67,064	1,395
	Maezawa Kyuso Industries Co. Ltd.	94,500	1,374
	Toda Kogyo Corp.	351,000	1,332
	Chuo Spring Co. Ltd.	400,000	1,323
	Kobelco Eco-Solutions Co. Ltd.	331,000	1,308
	Cybozu Inc.	284,200	1,300
	NEC Capital Solutions Ltd.	75,100	1,294
	Sankyo Seiko Co. Ltd.	361,600	1,282
	Gecoss Corp.	112,100	1,270
^	Mitsubishi Kakoki Kaisha Ltd.	570,000	1,256
	Nakayama Steel Works Ltd.	202,700	1,228
^	Inaba Seisakusho Co. Ltd.	96,200	1,189
	Daikoku Denki Co. Ltd.	76,200	1,184
	Takihyo Co. Ltd.	280,000	1,178
*,^ Japan Drilling Co. Ltd.		60,900	1,167
	Pocket Card Co. Ltd.	177,600	1,167
	Nippon Chemiphar Co. Ltd.	24,800	1,165
^	Toyo Denki Seizo KK	66,000	1,152
	Airport Facilities Co. Ltd.	210,000	1,142
^	Right On Co. Ltd.	125,100	1,135
	Tokyo Electron Device Ltd.	69,200	1,122
	Daidoh Ltd.	275,300	1,104
*,^ Shin Nippon Biomedical Laboratories Ltd.		200,300	1,102
	CAC Holdings Corp.	113,400	1,078
*	Yamada SxL Home Co. Ltd.	1,314,000	1,060
	Shimojima Co. Ltd.	104,300	1,051
*,^ Aplus Financial Co. Ltd.		1,075,514	1,043
	Paris Miki Holdings Inc.	244,500	1,026
*,^ FDK Corp.		730,000	977
	Srg Takamiya Co. Ltd.	184,600	965
	Sumitomo Precision Products Co. Ltd.	270,000	878
^	Tabuchi Electric Co. Ltd.	285,200	875
	Endo Lighting Corp.	66,300	750
	Kinki Sharyo Co. Ltd.	32,000	745
^	Toa Oil Co. Ltd.	524,000	684
	Kojima Co. Ltd.	179,800	598
	Fuji Media Holdings Inc.	37,636	544
	Nippon Television Holdings Inc.	18,955	324
	Nice Holdings Inc.	38,226	55
^	C Uyemura & Co. Ltd.	300	17
			49,613,471
Malaysia (0.7%)
	Public Bank Bhd. (Local)	38,994,532	184,714
	Tenaga Nasional Bhd.	51,369,480	169,367
	Malayan Banking Bhd.	70,607,574	157,327
	CIMB Group Holdings Bhd.	80,558,875	123,218
	Sime Darby Bhd.	44,803,457	98,885
	Genting Bhd.	28,343,200	64,345
	Axiata Group Bhd.	55,705,515	60,238
	Petronas Chemicals Group Bhd.	36,099,927	58,647
	DiGi.Com Bhd.	46,545,600	52,176
	Genting Malaysia Bhd.	35,395,400	49,554
	IHH Healthcare Bhd.	35,229,857	48,569
	Maxis Bhd.	33,401,950	44,083
	IOI Corp. Bhd.	41,428,286	43,236

Petronas Gas Bhd.	9,721,500	42,538
Kuala Lumpur Kepong Bhd.	6,776,986	39,243
Gamuda Bhd.	27,980,300	34,631
IJM Corp. Bhd.	39,248,820	31,805
MISC Bhd.	18,075,030	31,177
Hong Leong Bank Bhd.	8,079,552	29,619
PPB Group Bhd.	7,263,600	28,594
AMMB Holdings Bhd.	24,010,300	27,748
Dialog Group Bhd.	55,806,344	25,158
Malaysia Airports Holdings Bhd.	11,392,800	23,276
Telekom Malaysia Bhd.	15,223,100	22,623
Petronas Dagangan Bhd.	3,714,800	20,634
Sapura Energy Bhd.	55,522,222	19,977
YTL Corp. Bhd.	60,641,986	19,825
British American Tobacco Malaysia Bhd.	1,776,100	18,245
RHB Bank Bhd. (XKLS)	13,926,335	16,264
2 Astro Malaysia Holdings Bhd.	24,318,800	14,651
AirAsia Bhd.	19,342,500	14,584
* Press Metal Aluminium Holdings Bhd.	21,685,320	14,435
Hartalega Holdings Bhd.	8,701,780	14,373
My EG Services Bhd.	28,127,550	14,186
Top Glove Corp. Bhd.	10,316,400	13,826
Alliance Financial Group Bhd.	13,462,100	12,360
IOI Properties Group Bhd.	25,054,631	12,287
YTL Power International Bhd.	36,722,380	12,005
HAP Seng Consolidated Bhd.	5,629,689	11,950
Hong Leong Financial Group Bhd.	2,885,832	11,540
Westports Holdings Bhd.	12,621,600	10,995
* UMW Holdings Bhd.	7,996,000	10,888
Genting Plantations Bhd.	4,347,500	10,882
Bursa Malaysia Bhd.	4,423,385	10,705
KLCCP Stapled Group	5,392,900	9,839
Inari Amertron Bhd.	15,781,550	9,435
Felda Global Ventures Holdings Bhd.	23,723,824	9,034
TIME dotCom Bhd.	3,597,040	8,106
Sunway REIT	19,841,900	7,923
IGB REIT	19,557,904	7,857
Malakoff Corp. Bhd.	31,932,200	7,681
QL Resources Bhd.	6,567,464	7,652
Fraser & Neave Holdings Bhd.	1,281,799	7,452
Mah Sing Group Bhd.	19,504,107	7,199
Sunway Bhd.	6,811,194	6,808
* Bumi Armada Bhd.	41,233,687	6,742
KPJ Healthcare Bhd.	6,891,690	6,694
Malaysia Building Society Bhd.	23,179,894	6,657
Kossan Rubber Industries	3,735,500	6,194
Cahya Mata Sarawak Bhd.	6,232,000	5,817
* WCT Holdings Bhd.	12,556,994	5,570
MMC Corp. Bhd.	9,810,200	5,495
Unisem M Bhd.	5,905,500	5,292
Berjaya Sports Toto Bhd.	9,478,887	5,268
Pos Malaysia Bhd.	4,211,700	5,205
VS Industry Bhd.	9,929,200	5,105
* UEM Sunrise Bhd.	18,262,003	4,903
Capitaland Malaysia Mall Trust	13,104,902	4,714
Yinson Holdings Bhd.	5,522,100	4,578
DRB-Hicom Bhd.	11,214,000	4,426

Pavilion REIT	10,304,600	4,211
Malaysian Resources Corp. Bhd.	13,171,000	3,748
Eastern & Oriental Bhd.	9,692,326	3,736
* Muhibbah Engineering M Bhd.	5,659,300	3,700
* Eco World Development Group Bhd.	9,979,800	3,659
Syarikat Takaful Malaysia Bhd.	3,833,100	3,633
Bermaz Auto Bhd.	7,133,040	3,264
* Berjaya Corp. Bhd.	34,993,014	2,697
Sunway Construction Group Bhd.	4,948,725	2,462
Supermax Corp. Bhd.	5,416,200	2,428
Datasonic Group Bhd.	8,130,000	2,222
* AirAsia X Bhd.	24,412,550	2,221
* Mulpha International Bhd.	2,029,220	1,143
* KNM Group Bhd.	19,913,225	1,139
* UMW Oil & Gas Corp. Bhd.	15,475,975	1,085
* Dayang Enterprise Holdings Bhd.	3,669,100	874
Coastal Contracts Bhd.	2,239,300	690
* Malaysia Marine and Heavy Engineering Holdings Bhd.	3,888,471	668
* Parkson Holdings Bhd.	4,888,296	633
* Puncak Niaga Holdings Bhd.	2,268,000	455
TA Enterprise Bhd.	1,069,100	151
OSK Holdings Bhd.	380,859	142
* WCT Holdings Bhd. Warrants Expire 8/24/2020	1,594,005	119
* RHB Bank Bhd. (XKLS)	9,155,400	104
* AirAsia X Bhd. Warrants Expire 6/8/2020	1,955,625	96
* KPJ Healthcare Warrants Expire 1/23/2019	319,480	93
* OSK Holdings Bhd. Warrants Expire 7/22/2020	1,144,372	75
* BIMB Holdings Bhd. Warrants Exp. 12/4/2023	741,960	60
* Malaysian Resources Corp. Bhd. Warrants Exp. 9/16/2018	2,286,033	51
* Eastern & Oriental Bhd Warrants Exp. 7/21/2019	1,014,820	45
Media Prima Bhd.	211,247	44
* CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	462,666	41
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	28
* Mah Sing Group Warrants Expire 1/15/2026	895,021	27
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	714,028	22
* KNM Group Bhd. Warrants Expire 4/21/2020	1,085,088	19
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	7
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,641,652	2
		1,992,823
Malta (0.0%)
BGP Holdings PLC	17,449,685	—

Mexico (0.9%)
America Movil SAB de CV	370,868,082	328,318
Fomento Economico Mexicano SAB de CV	26,573,126	268,351
Grupo Financiero Banorte SAB de CV	28,701,779	190,276
* Cemex SAB de CV	174,292,547	168,394
Grupo Televisa SAB	31,347,574	167,087
Wal-Mart de Mexico SAB de CV	65,400,700	150,915
Grupo Mexico SAB de CV Class B	42,002,898	136,821
Grupo Bimbo SAB de CV Class A	29,998,675	75,846
Fibra Uno Administracion SA de CV	34,169,699	63,148
Grupo Aeroportuario del Sureste SAB de CV Class B	2,648,403	56,568
Coca-Cola Femsa SAB de CV	6,219,593	52,946
Alfa SAB de CV Class A	37,419,521	51,876
Grupo Financiero Inbursa SAB de CV	27,773,432	50,188
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,271,535	48,914

	Grupo Financiero Santander Mexico SAB de CV Class B	21,492,232	44,137
	Infraestructura Energetica Nova SAB de CV	7,480,648	42,403
	Industrias Penoles SAB de CV	1,574,786	38,716
	Mexichem SAB de CV	13,241,475	37,733
	Gruma SAB de CV Class B	2,552,421	35,254
	Arca Continental SAB de CV	4,493,483	33,313
	Grupo Elektra SAB DE CV	579,838	25,903
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	2,353,771	25,846
	Alsea SAB de CV	6,559,259	25,533
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,758,344	23,790
	El Puerto de Liverpool SAB de CV	2,432,667	21,876
	Kimberly-Clark de Mexico SAB de CV Class A	10,641,288	21,423
	Gentera SAB de CV	13,971,480	21,245
	Banregio Grupo Financiero SAB de CV	2,916,973	19,162
	Grupo Carso SAB de CV	4,405,035	18,370
*	Cemex SAB de CV ADR	1,637,178	15,897
	Megacable Holdings SAB de CV	3,716,252	15,353
	PLA Administradora Industrial S de RL de CV	7,697,991	13,405
*	Genomma Lab Internacional SAB de CV Class B	9,682,080	12,449
	Macquarie Mexico Real Estate Management SA de CV	9,949,130	12,289
	Grupo Lala SAB de CV	6,052,916	11,934
*	Telesites SAB de CV	15,639,004	11,561
	Bolsa Mexicana de Valores SAB de CV	6,477,298	11,152
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	7,214,392	9,953
	Corp Inmobiliaria Vesta SAB de CV	6,546,032	9,869
	Industrias Bachoco SAB de CV Class B	1,962,127	9,783
*	Grupo Aeromexico SAB de CV	3,902,157	8,139
*	Organizacion Soriana SAB de CV Class B	3,201,845	7,914
*	Industrias CH SAB de CV Class B	1,604,458	7,766
	Prologis Property Mexico SA de CV	3,916,832	7,749
	Grupo Comercial Chedraui SA de CV	3,641,389	7,609
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	842,478	7,417
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64,700	7,415
*	Becle SAB de CV	4,265,776	7,191
2	Nemak SAB de CV	7,158,870	6,486
*	Hoteles City Express SAB de CV	4,883,461	6,191
	Grupo Herdez SAB de CV	2,633,371	5,943
*	La Comer SAB de CV	5,627,395	5,702
	Credito Real SAB de CV SOFOM ER	2,968,344	5,261
	Grupo Financiero Interacciones SA de CV	929,745	5,228
	Concentradora Fibra Danhos SA de CV	2,922,504	5,209
	Alpek SAB de CV	4,454,624	5,107
*	Grupo GICSA SA de CV	7,083,369	4,846
*,2 Elementia SAB de CV		3,307,649	4,747
	Unifin Financiera SAB de CV SOFOM ENR	1,359,179	4,427
	Concentradora Fibra Hotelera Mexicana SA de CV	4,873,503	4,098
	Qualitas Controladora SAB de CV	2,381,251	3,957
	Rassini SAB de CV	786,701	3,755
*	Grupo Simec SAB de CV Class B	937,584	3,356
	TV Azteca SAB de CV	17,559,083	3,334
	Consorcio ARA SAB de CV	7,970,615	2,677
*	Axtel SAB de CV	9,947,037	2,364
*	Minera Frisco SAB de CV	3,408,926	2,171
*	Corp GEO SAB de CV	22,762	2
*	Urbi Desarrollos Urbanos SAB de CV	2,495	1
			2,524,059

Netherlands (2.3%)
^	Unilever NV	19,680,009	1,146,914
	ING Groep NV	48,900,616	913,659
	ASML Holding NV	4,020,200	606,256
	Koninklijke Philips NV	11,613,486	443,825
	Koninklijke Ahold Delhaize NV	16,019,652	327,669
	Unibail-Rodamco SE	1,249,498	312,508
	Akzo Nobel NV	3,175,217	287,468
	Heineken NV	2,667,486	278,352
	RELX NV (XAMS)	11,228,201	235,844
	ArcelorMittal	7,569,597	199,295
*	Altice NV Class A	7,497,247	184,715
	NN Group NV	4,229,519	171,440
	Koninklijke DSM NV	2,193,479	161,811
	Wolters Kluwer NV	3,627,091	161,311
	Koninklijke KPN NV	38,665,937	140,217
2	ABN AMRO Group NV	4,360,845	123,261
	Aegon NV (XAMS)	21,913,900	122,838
^	Heineken Holding NV	1,218,420	119,698
	Randstad Holding NV	1,379,021	83,150
	Gemalto NV	1,036,377	52,795
	Aalberts Industries NV	1,202,083	52,485
	ASR Nederland NV	1,239,758	46,882
2	Philips Lighting NV	1,091,791	41,494
*	Altice NV Class B	1,666,887	41,182
*	Galapagos NV	510,864	40,586
	Koninklijke Vopak NV	833,124	39,667
	SBM Offshore NV	2,254,491	38,988
	Boskalis Westminster	1,012,595	36,217
	ASM International NV	600,775	36,154
	IMCD Group NV	640,914	35,885
	TKH Group NV	530,614	32,454
	APERAM SA	593,814	28,862
	BE Semiconductor Industries NV	404,004	26,280
*	OCI NV	1,220,721	26,152
	PostNL NV	5,417,590	25,643
^	Wereldhave NV	518,815	25,118
	Corbion NV	716,598	23,144
	Eurocommercial Properties NV	545,668	22,088
	Koninklijke BAM Groep NV	3,100,446	18,437
	Arcadis NV	872,837	17,850
2	GrandVision NV	606,076	17,127
*	TomTom NV	1,539,832	16,345
2	Refresco Group NV	781,685	15,273
*	Fugro NV	856,120	13,751
2	Flow Traders	417,641	12,647
	Wessanen	623,849	11,000
	Vastned Retail NV	224,824	10,271
	Accell Group	317,508	9,679
	NSI NV	193,932	7,583
*,2 Basic-Fit NV		284,536	5,338
^	BinckBank NV	713,238	3,923
^	Brunel International NV	224,562	3,451
	Aegon NV (XNYS)	922	5
*,^ SRH NV		672,039	—
			6,854,987

New Zealand (0.2%)
	Spark New Zealand Ltd.	23,382,396	65,860
	Auckland International Airport Ltd.	11,940,250	62,424
	Fisher & Paykel Healthcare Corp. Ltd.	7,215,484	59,455
	Fletcher Building Ltd. (XNZE)	8,706,067	52,262
	Contact Energy Ltd.	8,878,621	35,751
	Ryman Healthcare Ltd.	5,185,347	34,341
	Meridian Energy Ltd.	15,207,964	32,898
*,^ a2 Milk Co. Ltd.		9,099,531	30,176
	Z Energy Ltd.	4,754,467	27,642
	SKYCITY Entertainment Group Ltd.	8,592,627	26,077
*	Xero Ltd.	1,136,228	22,512
	Mercury NZ Ltd.	8,431,343	22,049
	Trade Me Group Ltd.	4,805,209	19,757
	Kiwi Property Group Ltd.	17,445,938	17,954
	Mainfreight Ltd.	972,918	17,755
	Chorus Ltd.	5,023,323	16,833
	Air New Zealand Ltd.	6,640,859	16,719
	EBOS Group Ltd.	1,082,896	14,711
	SKY Network Television Ltd.	4,803,312	11,939
	Goodman Property Trust	12,527,074	11,810
	Genesis Energy Ltd.	6,120,478	11,401
	Infratil Ltd.	4,856,645	11,275
	Freightways Ltd.	1,859,398	11,100
	Summerset Group Holdings Ltd.	2,776,572	10,114
	Precinct Properties New Zealand Ltd.	10,594,145	10,022
	Argosy Property Ltd.	10,743,782	8,393
	Vital Healthcare Property Trust	4,440,942	7,538
	Vector Ltd.	2,939,118	7,511
	Metlifecare Ltd.	1,562,297	6,560
	Heartland Bank Ltd.	4,063,735	5,555
	Kathmandu Holdings Ltd.	2,009,227	3,427
	New Zealand Refining Co. Ltd.	1,779,577	3,300
	Fletcher Building Ltd. (XASX)	242,529	1,456
*	TOWER Ltd.	2,059,037	1,454
*	New Zealand Oil & Gas Ltd.	1,800,657	811
	Warehouse Group Ltd.	226,636	368
*	Bathurst Resources Ltd.	1,188,709	105
			699,315
Norway (0.5%)
	DNB ASA	13,580,242	266,777
	Statoil ASA	12,161,210	228,559
	Telenor ASA	8,608,955	171,865
	Norsk Hydro ASA	16,855,526	108,761
	Orkla ASA	9,871,033	101,682
	Marine Harvest ASA	4,712,911	87,865
	Yara International ASA	2,201,727	87,510
	Subsea 7 SA	3,256,399	48,253
	Storebrand ASA	5,712,720	47,651
	Gjensidige Forsikring ASA	2,167,859	37,520
	TGS NOPEC Geophysical Co. ASA	1,331,053	28,129
	Schibsted ASA Class A	1,091,648	27,849
	Aker BP ASA	1,309,968	24,745
	Schibsted ASA Class B	1,039,896	24,326
	Tomra Systems ASA	1,488,600	21,158
	Bakkafrost P/F	514,560	20,204
	Leroy Seafood Group ASA	3,251,321	18,872

SpareBank 1 SR-Bank ASA	1,879,751	18,762
Salmar ASA	670,811	17,440
2	Entra ASA	1,172,683	15,587
SpareBank 1 SMN	1,506,228	15,210
Atea ASA	1,144,929	14,038
Veidekke ASA	1,051,762	13,903
Borregaard ASA	1,013,861	12,681
Aker ASA	306,118	11,592
2	XXL ASA	1,179,982	11,493
*,2 Aker Solutions ASA	1,941,443	9,710
*,^ Nordic Semiconductor ASA	1,873,425	9,253
*,^ DNO ASA	7,728,089	9,014
*,^ Petroleum Geo-Services ASA	4,031,139	8,841
Austevoll Seafood ASA	919,682	8,169
*	Wallenius Wilhelmsen Logistics	1,224,367	7,654
Grieg Seafood ASA	694,062	5,698
Hoegh LNG Holdings Ltd.	495,189	5,553
^	Opera Software ASA	1,294,707	5,356
^	Ocean Yield ASA	576,113	4,922
Norway Royal Salmon ASA	274,452	4,710
^,2 BW LPG Ltd.	917,398	4,137
*,^ Norwegian Air Shuttle ASA	142,082	3,488
Stolt-Nielsen Ltd.	220,390	3,368
*,^ Akastor ASA	1,621,206	3,321
*,^ REC Silicon ASA	25,228,984	3,097
Norwegian Property ASA	1,921,295	2,424
*,^ Seadrill Ltd.	4,300,094	1,605
Treasure ASA	114,445	237
Kongsberg Gruppen ASA	2,772	47
1,583,036
Other (0.3%)3
Vanguard FTSE Emerging Markets ETF	18,822,881	809,572

Pakistan (0.0%)
Habib Bank Ltd.	8,729,000	19,560
Lucky Cement Ltd.	2,317,680	15,574
Engro Corp. Ltd.	4,202,037	12,966
Oil & Gas Development Co. Ltd.	8,487,200	12,601
Hub Power Co. Ltd.	10,597,857	12,418
Pakistan State Oil Co. Ltd.	2,298,941	8,596
United Bank Ltd.	4,003,800	7,899
Pakistan Petroleum Ltd.	4,642,211	7,833
DG Khan Cement Co. Ltd.	3,545,700	6,517
Pakistan Oilfields Ltd.	1,318,600	6,062
Fauji Fertilizer Co. Ltd.	7,197,426	5,487
*	SUI Southern Gas Co. Ltd.	10,907,500	4,268
*	Engro Fertilizers Ltd.	7,674,350	4,230
Searle Co. Ltd.	844,688	3,939
National Bank of Pakistan	6,316,000	3,656
Kot Addu Power Co. Ltd.	5,007,671	3,560
*	Nishat Mills Ltd.	1,689,674	2,645
*	Fauji Cement Co. Ltd.	6,649,971	2,536
Fauji Fertilizer Bin Qasim Ltd.	3,030,000	1,094
*	Mari Petroleum Co. Ltd.	24,320	404
Pakistan Telecommunication Co. Ltd.	1,650,000	224
142,069

Peru (0.1%)
Credicorp Ltd. (XNYS)	686,133	127,030
Credicorp Ltd. (XLIM)	141,898	26,294
Cia de Minas Buenaventura SAA ADR	2,097,056	25,668
Volcan Cia Minera SAA Class B	29,728,108	7,798
Cia de Minas Buenaventura SAA	289,871	3,475
		190,265
Philippines (0.3%)
SM Investments Corp.	6,111,044	97,727
SM Prime Holdings Inc.	114,418,450	79,172
Ayala Land Inc.	87,869,650	73,130
BDO Unibank Inc.	24,734,611	61,679
JG Summit Holdings Inc.	38,032,021	59,909
Ayala Corp.	3,080,244	52,770
PLDT Inc.	1,475,949	47,886
Aboitiz Equity Ventures Inc.	27,762,446	41,797
Bank of the Philippine Islands	19,555,128	40,522
Universal Robina Corp.	11,286,881	36,002
International Container Terminal Services Inc.	14,006,574	29,641
Metropolitan Bank & Trust Co.	16,228,529	27,987
Security Bank Corp.	5,521,150	25,596
GT Capital Holdings Inc.	1,036,682	24,930
Jollibee Foods Corp.	5,291,335	23,578
Metro Pacific Investments Corp.	166,556,100	22,407
Manila Electric Co.	3,574,715	19,767
DMCI Holdings Inc.	52,000,754	16,587
Aboitiz Power Corp.	19,781,771	15,284
Alliance Global Group Inc.	52,557,742	14,952
Globe Telecom Inc.	352,660	14,795
Megaworld Corp.	141,785,025	13,487
Semirara Mining & Power Corp. Class A	3,829,279	12,863
LT Group Inc.	34,687,132	12,104
Energy Development Corp.	101,280,231	11,983
Pilipinas Shell Petroleum Corp.	8,435,220	11,063
Puregold Price Club Inc.	11,403,300	10,648
Robinsons Land Corp.	19,446,734	9,908
Robinsons Retail Holdings Inc.	5,337,622	9,167
* Bloomberry Resorts Corp.	39,204,950	6,840
Manila Water Co. Inc.	10,698,400	6,782
Cosco Capital Inc.	42,454,200	6,505
* DoubleDragon Properties Corp.	7,001,070	6,383
D&L Industries Inc.	25,171,700	6,115
Petron Corp.	29,678,427	5,565
Vista Land & Lifescapes Inc.	46,546,650	5,523
First Gen Corp.	15,122,400	5,185
Century Pacific Food Inc.	12,990,242	4,752
Cebu Air Inc.	2,152,780	4,309
* Melco Resorts And Entertainment Philippines Corp.	22,594,500	4,031
Filinvest Land Inc.	112,517,000	3,948
First Philippine Holdings Corp.	2,511,420	3,285
Lopez Holdings Corp.	20,459,170	2,837
Nickel Asia Corp.	21,028,100	2,499
Emperador Inc.	26,219	4
		991,904
Poland (0.3%)
^ Polski Koncern Naftowy ORLEN SA	3,918,870	116,028

	Powszechna Kasa Oszczednosci Bank Polski SA	10,801,659	110,592
	Powszechny Zaklad Ubezpieczen SA	7,087,914	87,311
^	Bank Pekao SA	2,003,153	71,176
	KGHM Polska Miedz SA	1,741,700	59,255
	Polskie Gornictwo Naftowe i Gazownictwo SA	21,662,083	40,260
	Bank Zachodni WBK SA	367,673	38,819
	LPP SA	17,546	34,195
	PGE Polska Grupa Energetyczna SA	9,295,820	33,876
*	Alior Bank SA	1,173,789	20,910
*	mBank SA	154,753	19,575
	CD Projekt SA	786,088	18,913
^	KRUK SA	196,006	18,748
^	CCC SA	267,971	18,189
*	Grupa Lotos SA	1,188,561	16,060
*	Bank Millennium SA	7,255,336	15,571
*	Jastrzebska Spolka Weglowa SA	661,609	15,231
	Cyfrowy Polsat SA	1,917,415	13,668
*	Tauron Polska Energia SA	12,805,988	13,572
*	Orange Polska SA	8,119,296	12,313
	Asseco Poland SA	973,611	12,238
	Enea SA	2,625,853	11,069
*	Grupa Azoty SA	563,346	11,018
	Kernel Holding SA	620,089	10,971
	Eurocash SA	995,589	9,835
*,^ Energa SA		2,584,128	9,150
	Bank Handlowy w Warszawie SA	393,560	7,775
	Budimex SA	123,985	7,626
	Synthos SA	5,699,667	7,039
*,^ PKP Cargo SA		349,372	6,025
*	Ciech SA	311,299	4,998
	Warsaw Stock Exchange	338,611	4,422
*	UNIWHEELS AG	55,473	3,859
*	Boryszew SA	1,054,764	3,200
	Lubelski Wegiel Bogdanka SA	127,768	2,550
*	Getin Noble Bank SA	4,707,280	1,845
	Neuca SA	19,498	1,777
*	Getin Holding SA	4,595,803	1,700
*	Bioton SA	705,412	1,126
			892,485
Portugal (0.1%)
	Galp Energia SGPS SA	6,481,272	103,834
	EDP - Energias de Portugal SA	28,693,203	101,875
	Jeronimo Martins SGPS SA	3,072,882	60,439
	Banco Comercial Portugues SA	111,783,502	31,863
	EDP Renovaveis SA	2,475,352	19,783
	NOS SGPS SA	2,820,908	17,952
	Sonae SGPS SA	12,341,829	14,183
	Navigator Co. SA	3,263,248	14,065
	CTT-Correios de Portugal SA	1,913,840	12,480
^	REN - Redes Energeticas Nacionais SGPS SA	3,307,525	10,718
	Semapa-Sociedade de Investimento e Gestao	261,590	5,084
	Altri SGPS SA	966,640	4,390
^	Mota-Engil SGPS SA	1,004,427	2,826
*	Banco BPI SA	1,259,311	1,581
	Sonaecom SGPS SA	366,784	1,107

* Banco Espirito Santo SA	19,970,703	30
		402,210
Qatar (0.1%)
Qatar National Bank QPSC	2,922,091	110,688
Masraf Al Rayan QSC	4,738,510	54,392
Industries Qatar QSC	1,877,779	49,615
Qatar Insurance Co. SAQ	1,654,818	31,813
Ooredoo QSC	1,069,727	28,131
* Commercial Bank QSC	2,442,008	20,919
Qatar Islamic Bank SAQ	709,151	18,806
Qatar Electricity & Water Co. QSC	329,870	17,860
Qatar Gas Transport Co. Ltd.	3,307,966	16,442
Doha Bank QSC	1,895,583	16,134
Qatar Navigation QSC	733,260	13,489
* Vodafone Qatar QSC	4,424,072	11,279
Barwa Real Estate Co.	1,136,763	10,434
United Development Co. QSC	2,079,238	9,688
Aamal Co.	2,587,395	8,033
Qatar International Islamic Bank QSC	487,005	7,739
Ezdan Holding Group QSC	2,006,964	7,192
Gulf International Services QSC	623,900	3,922
Medicare Group	157,680	3,679
Al Meera Consumer Goods Co. QSC	57,720	2,362
Salam International Investment Ltd. QSC	878,422	2,215
Qatari Investors Group QSC	156,057	2,068
		446,900
Russia (0.7%)
Sberbank of Russia PJSC	131,068,642	361,033
LUKOIL PJSC	4,908,740	230,531
Gazprom PJSC	107,216,191	208,344
Magnit PJSC GDR	3,870,471	142,062
Novatek PJSC	10,093,186	102,648
Tatneft PJSC	13,567,661	88,534
MMC Norilsk Nickel PJSC	580,217	86,635
Rosneft Oil Co. PJSC	11,438,413	59,622
AK Transneft OAO Preference Shares	19,687	59,467
VTB Bank PJSC	51,796,184,410	51,703
Mobile TeleSystems PJSC ADR	5,990,524	51,339
Gazprom PJSC ADR (XLON)	12,746,113	49,617
Lukoil PJSC ADR	978,935	45,614
Surgutneftegas OAO Preference Shares	92,208,200	44,401
Alrosa PJSC	31,619,100	44,260
Novatek PJSC GDR	345,066	36,153
Surgutneftegas OJSC	71,663,826	31,909
Moscow Exchange MICEX-RTS PJSC	17,787,148	31,868
Tatneft PJSC ADR (XLON)	802,421	30,942
Inter RAO UES PJSC	379,086,337	23,956
Novolipetsk Steel PJSC GDR	979,252	20,460
Severstal PAO	1,421,298	19,826
Aeroflot PJSC	5,319,221	17,954
PhosAgro PJSC GDR	1,248,400	17,127
Rosneft Oil Co. PJSC GDR	3,285,995	16,877
RusHydro PJSC	1,206,208,350	15,475
Rostelecom PJSC	12,629,143	13,774
Sberbank of Russia PJSC ADR (XLON)	1,171,915	13,644
2 VTB Bank PJSC GDR	7,006,579	13,520

Tatneft PAO Preference Shares	2,620,689	11,597
Severstal PJSC GDR	807,243	11,094
MegaFon PJSC GDR	1,144,081	10,982
Surgutneftegas OJSC ADR	2,475,078	10,786
Magnitogorsk Iron & Steel Works PJSC	18,231,790	10,310
Federal Grid Co. Unified Energy System JSC	3,488,932,440	9,758
* Bashneft PJSC	220,999	8,369
* Uralkali PJSC	3,052,112	6,657
E.ON Russia JSC	158,734,196	6,494
LSR Group PJSC GDR	2,478,847	6,209
Sistema PJSC FC GDR	1,308,195	5,235
Rosseti PJSC	360,769,566	5,226
TMK PJSC	3,991,616	5,200
Bashneft PAO Preference Shares	234,572	4,733
Acron PJSC	73,476	4,090
* Mechel PJSC ADR	691,118	3,290
Mosenergo PJSC	74,207,556	3,242
Detsky Mir PJSC	2,040,850	3,098
* Raspadskaya OJSC	2,202,948	2,714
Novolipetsk Steel PJSC	1,266,080	2,645
TGC-1 PJSC	10,822,122,665	2,371
Mobile TeleSystems PJSC	587,040	2,321
OGK-2 PJSC	277,155,958	2,277
* DIXY Group PJSC	575,520	2,126
Sistema PJSC FC	10,522,588	2,111
* M.Video PJSC	155,990	1,062
MMC Norilsk Nickel PJSC ADR	44,497	660
Tatneft PJSC ADR (OOTC)	3,534	137
Sberbank of Russia PJSC ADR (OOTC)	8,082	95
Gazprom PJSC ADR (OOTC)	10,809	42
* Mechel PJSC	14,601	35
		2,074,261
Singapore (1.0%)
DBS Group Holdings Ltd.	22,528,758	359,415
Oversea-Chinese Banking Corp. Ltd.	41,203,863	345,097
United Overseas Bank Ltd.	15,889,624	281,177
Singapore Telecommunications Ltd.	93,561,872	273,878
Global Logistic Properties Ltd.	36,777,907	89,761
CapitaLand Ltd.	31,681,807	86,185
Keppel Corp. Ltd.	18,207,676	86,108
Genting Singapore plc	72,709,841	62,472
Ascendas REIT	30,559,154	60,837
Wilmar International Ltd.	24,380,865	60,020
Singapore Exchange Ltd.	10,566,002	58,972
Singapore Technologies Engineering Ltd.	19,390,746	53,919
City Developments Ltd.	5,991,187	49,731
Singapore Airlines Ltd.	6,425,407	49,242
CapitaLand Mall Trust	30,463,341	45,160
Suntec REIT	31,560,145	44,245
ComfortDelGro Corp. Ltd.	25,861,262	44,063
Singapore Press Holdings Ltd.	20,408,544	43,816
Jardine Cycle & Carriage Ltd.	1,253,174	37,316
UOL Group Ltd.	6,076,932	35,358
CapitaLand Commercial Trust	25,289,680	32,083
Venture Corp. Ltd.	3,231,091	31,389
Hutchison Port Holdings Trust	64,655,613	30,692
Mapletree Commercial Trust	25,338,466	30,009

	SATS Ltd.	8,147,085	29,027
	Sembcorp Industries Ltd.	11,889,503	28,316
	Yangzijiang Shipbuilding Holdings Ltd.	26,155,216	27,292
	Golden Agri-Resources Ltd.	81,827,699	23,827
	Keppel REIT	25,736,889	22,026
	Mapletree Industrial Trust	15,384,580	21,056
	Mapletree Greater China Commercial Trust	24,909,000	20,399
^	Singapore Post Ltd.	19,640,324	19,048
	Mapletree Logistics Trust	18,295,300	16,194
^	StarHub Ltd.	7,565,335	15,237
^	Sembcorp Marine Ltd.	10,301,734	12,802
	Ascott Residence Trust	13,048,349	11,455
	Yanlord Land Group Ltd.	8,484,164	11,330
	United Engineers Ltd.	5,712,800	11,036
^	CDL Hospitality Trusts	9,320,212	10,999
^	Raffles Medical Group Ltd.	10,679,900	10,133
	Frasers Centrepoint Trust	6,477,800	10,038
	Keppel Infrastructure Trust	24,577,700	9,973
	Frasers Logistics & Industrial Trust	12,207,300	9,864
	Starhill Global REIT	16,538,700	9,520
	Parkway Life REIT	4,564,870	9,125
^	Croesus Retail Trust	9,766,800	8,575
	First Resources Ltd.	5,951,800	8,207
	Lippo Malls Indonesia Retail Trust	22,916,200	7,771
	Keppel DC REIT	8,160,403	7,707
	Fortune REIT (XSES)	6,141,000	7,641
	CapitaLand Retail China Trust	5,942,480	7,280
	Asian Pay Television Trust	17,155,500	7,275
^	Genting Hong Kong Ltd.	24,263,625	7,141
	Frasers Commercial Trust	6,879,469	7,103
	SIA Engineering Co. Ltd.	2,612,014	7,013
	Manulife US REIT	7,573,100	6,965
	Ascendas India Trust	8,017,500	6,801
	Wing Tai Holdings Ltd.	4,471,213	6,729
	Cache Logistics Trust	10,095,700	6,591
	OUE Hospitality Trust	11,587,466	6,453
	ESR REIT	14,936,000	6,220
^	Yoma Strategic Holdings Ltd.	14,028,647	6,156
	Ascendas Hospitality Trust	9,440,800	5,855
	First REIT	5,855,900	5,833
^	M1 Ltd.	4,344,917	5,787
^	Far East Hospitality Trust	10,268,900	5,075
	SPH REIT	6,791,100	5,011
^	Soilbuild Business Space REIT	9,450,090	4,951
	OUE Ltd.	3,196,900	4,717
	Accordia Golf Trust	9,043,784	4,703
	RHT Health Trust	6,901,600	4,531
^	Sabana Shari'ah Compliant Industrial REIT	12,902,318	4,280
	Silverlake Axis Ltd.	9,735,680	4,160
^	Sheng Siong Group Ltd.	5,887,000	4,105
^	SIIC Environment Holdings Ltd.	10,888,580	3,897
*,^ Ezion Holdings Ltd.		21,465,142	3,801
*,^ Beijing Gas Blue Sky Holdings Ltd.		55,800,000	3,713
	Sarine Technologies Ltd.	2,893,896	3,243
^	Noble Group Ltd.	11,085,014	3,060
	GL Ltd.	4,923,900	2,670
^	Hyflux Ltd.	7,038,700	2,491

*,^ COSCO Shipping International Singapore Co. Ltd.	11,079,116	2,491
*,^ Midas Holdings Ltd.	14,122,000	2,133
^ China Everbright Water Ltd.	5,866,000	2,120
Bumitama Agri Ltd.	3,630,700	1,983
Indofood Agri Resources Ltd.	4,930,700	1,801
Boustead Singapore Ltd.	2,307,400	1,616
*,^ Ying Li International Real Estate Ltd.	12,669,800	1,299
*,^ China Fishery Group Ltd.	9,033,000	507
* Vard Holdings Ltd.	1,533,300	271
*,^ Ezra Holdings Ltd.	20,298,532	165
* Ezion Holdings Ltd Warrants Expire 04/15/2020	3,136,323	90
^ Olam International Ltd.	20,059	29
Keppel Telecommunications & Transportation Ltd.	10,600	12
*,^ China Animal Healthcare Ltd.	4,917,000	—
		2,847,670
South Africa (1.5%)
Naspers Ltd.	5,364,624	1,185,874
Sasol Ltd.	6,953,661	209,597
MTN Group Ltd.	22,653,218	203,694
Standard Bank Group Ltd.	15,932,427	197,925
Steinhoff International Holdings NV (XJSE)	31,612,844	158,190
FirstRand Ltd.	40,188,502	158,082
Sanlam Ltd.	21,290,655	107,231
Remgro Ltd.	6,544,687	106,192
Bid Corp. Ltd.	4,167,536	100,087
Aspen Pharmacare Holdings Ltd.	4,335,497	90,871
Barclays Africa Group Ltd.	8,180,497	89,805
Vodacom Group Ltd.	6,350,639	85,815
Shoprite Holdings Ltd.	5,587,796	85,492
Growthpoint Properties Ltd.	34,775,673	65,429
Tiger Brands Ltd.	2,062,689	62,539
Woolworths Holdings Ltd.	12,055,054	57,615
Bidvest Group Ltd.	4,253,826	54,150
Redefine Properties Ltd.	63,913,886	52,271
AngloGold Ashanti Ltd.	5,071,351	51,236
Sappi Ltd.	7,005,160	46,403
Discovery Ltd.	4,331,961	46,113
Nedbank Group Ltd.	2,697,733	44,870
Capitec Bank Holdings Ltd.	664,901	43,374
RMB Holdings Ltd.	8,473,922	40,897
Mr Price Group Ltd.	3,077,215	40,440
Gold Fields Ltd.	10,132,364	40,421
Mondi Ltd.	1,483,885	38,525
Clicks Group Ltd.	3,242,520	36,764
Netcare Ltd.	18,365,312	34,177
Life Healthcare Group Holdings Ltd.	17,580,957	33,789
Resilient REIT Ltd.	3,380,598	33,573
Truworths International Ltd.	5,523,862	31,689
AVI Ltd.	4,194,496	31,195
SPAR Group Ltd.	2,458,555	30,816
Foschini Group Ltd.	2,598,558	29,913
Fortress Income Fund Ltd. Class B	9,973,324	28,876
Hyprop Investments Ltd.	3,111,797	27,906
Rand Merchant Investment Holdings Ltd.	8,695,324	27,726
Imperial Holdings Ltd.	2,079,829	27,472
Sibanye Gold Ltd.	20,917,096	26,698
^ Investec Ltd.	3,448,466	25,809

	Barloworld Ltd.	2,810,491	25,291
	PSG Group Ltd.	1,248,007	24,499
*	Impala Platinum Holdings Ltd.	8,518,742	22,745
	Pick n Pay Stores Ltd.	4,527,101	21,789
	Brait SE	4,326,971	20,641
	MMI Holdings Ltd.	12,996,471	20,384
	Pioneer Foods Group Ltd.	1,903,792	20,227
	Telkom SA SOC Ltd.	3,889,785	19,200
	Fortress Income Fund Ltd. Class A	14,045,561	18,809
*	Anglo American Platinum Ltd.	754,050	18,466
	Exxaro Resources Ltd.	2,121,389	17,517
	Coronation Fund Managers Ltd.	3,288,374	17,022
*	Northam Platinum Ltd.	4,339,148	15,102
	Liberty Holdings Ltd.	1,582,291	13,575
	Distell Group Ltd.	1,129,206	12,447
	EOH Holdings Ltd.	1,521,713	12,444
	Massmart Holdings Ltd.	1,401,704	11,773
	Tongaat Hulett Ltd.	1,297,654	11,693
	SA Corporate Real Estate Ltd.	27,467,871	11,663
*	Nampak Ltd.	7,982,610	11,577
*	Super Group Ltd.	4,153,451	11,486
	JSE Ltd.	1,126,715	11,281
	Vukile Property Fund Ltd.	7,533,930	11,033
	Tsogo Sun Holdings Ltd.	6,293,442	10,921
	KAP Industrial Holdings Ltd.	17,636,461	10,738
	AECI Ltd.	1,331,172	10,703
	Reunert Ltd.	1,961,939	10,702
	DataTec Ltd.	2,421,667	10,552
	African Rainbow Minerals Ltd.	1,389,540	9,899
*,^ Kumba Iron Ore Ltd.		654,845	9,774
*	Attacq Ltd.	7,076,236	9,615
	Santam Ltd.	473,978	8,715
	Advtech Ltd.	6,209,013	8,457
	Harmony Gold Mining Co. Ltd.	4,681,939	8,367
*	Famous Brands Ltd.	865,767	7,660
	Omnia Holdings Ltd.	735,470	7,594
	Cashbuild Ltd.	240,144	6,544
	Arrowhead Properties Ltd.	9,604,084	6,377
	Assore Ltd.	393,724	6,377
	Emira Property Fund Ltd.	5,656,772	6,078
	Wilson Bayly Holmes-Ovcon Ltd.	577,376	5,999
	Blue Label Telecoms Ltd.	4,471,080	5,750
	Zeder Investments Ltd.	11,264,956	5,740
*,2 Dis-Chem Pharmacies Ltd.		2,587,697	5,580
^	Steinhoff International Holdings NV (XETR)	1,089,227	5,519
	Alexander Forbes Group Holdings Ltd.	10,582,890	5,434
	Hosken Consolidated Investments Ltd.	547,678	5,372
*	PPC Ltd.	14,714,672	5,334
	Murray & Roberts Holdings Ltd.	4,977,717	5,231
*	Curro Holdings Ltd.	1,579,026	5,086
	Rebosis Property Fund Ltd.	5,783,800	4,962
	Sun International Ltd.	1,175,179	4,948
*	Grindrod Ltd.	5,262,575	4,943
	Trencor Ltd.	1,847,090	4,939
	Astral Foods Ltd.	444,420	4,889
^	Ascendis Health Ltd.	2,907,850	4,419
	City Lodge Hotels Ltd.	412,271	4,416

	Adcock Ingram Holdings Ltd.	904,761	4,370
	Peregrine Holdings Ltd.	1,907,608	4,339
	Mpact Ltd.	1,996,598	4,168
	Metair Investments Ltd.	2,709,934	3,988
	Hudaco Industries Ltd.	384,042	3,677
	MAS Real Estate Inc.	1,852,908	3,516
	Raubex Group Ltd.	1,843,511	3,316
*	Alviva Holdings Ltd.	2,107,033	3,252
	Delta Property Fund Ltd.	5,729,676	3,159
*	Consolidated Infrastructure Group Ltd.	2,514,699	3,014
	Oceana Group Ltd.	371,499	2,662
	Lewis Group Ltd.	1,103,130	2,578
	Clover Industries Ltd.	1,731,083	2,202
^	Invicta Holdings Ltd.	538,753	2,186
*	ArcelorMittal South Africa Ltd.	5,719,472	2,177
*	Aveng Ltd.	5,451,270	2,157
*	Royal Bafokeng Platinum Ltd.	784,196	1,825
	Merafe Resources Ltd.	17,036,296	1,757
^	DRDGOLD Ltd.	4,780,279	1,596
	Group Five Ltd.	1,165,653	1,507
	Adcorp Holdings Ltd.	1,285,169	1,375
*	Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	5,387	4
*	Rockcastle Global Real Estate Co. Ltd. (Temporary Line)	4,094,270	—
*	New Europe Property Investments plc (Temporary Line)	3,077,760	—
			4,566,664
South Korea (3.6%)
	Samsung Electronics Co. Ltd.	1,203,261	2,587,589
	SK Hynix Inc.	6,709,947	394,494
	Samsung Electronics Co. Ltd. Preference Shares	215,256	371,141
	KB Financial Group Inc.	4,576,793	243,349
	NAVER Corp.	330,969	237,645
	POSCO	793,301	237,050
	Shinhan Financial Group Co. Ltd.	4,977,522	236,567
	Hyundai Motor Co.	1,813,726	234,797
	Hyundai Mobis Co. Ltd.	820,152	180,242
	LG Chem Ltd.	578,793	169,688
	Hana Financial Group Inc.	3,675,196	167,689
	KT&G Corp.	1,392,838	141,873
	SK Innovation Co. Ltd.	758,381	119,692
	Samsung C&T Corp.	905,387	112,435
	Woori Bank	6,384,766	109,046
	Samsung Fire & Marine Insurance Co. Ltd.	415,036	108,280
	Kia Motors Corp.	3,233,458	105,659
	Korea Electric Power Corp.	2,553,245	101,793
	Amorepacific Corp.	400,967	101,590
	SK Holdings Co. Ltd.	417,453	101,251
	Samsung SDI Co. Ltd.	661,296	99,371
	LG Household & Health Care Ltd.	111,820	99,021
*,^ Celltrion Inc.		965,706	93,593
	Samsung Life Insurance Co. Ltd.	797,557	89,442
	LG Electronics Inc.	1,361,264	81,600
	LG Display Co. Ltd.	2,804,583	79,139
	LG Corp.	1,133,614	76,369
^	NCSoft Corp.	216,030	69,679
	SK Telecom Co. Ltd.	261,075	64,551
	Samsung SDS Co. Ltd.	401,447	64,139
	Coway Co. Ltd.	701,776	62,130

	Lotte Chemical Corp.	183,993	60,577
	E-MART Inc.	263,602	59,840
	Samsung Electro-Mechanics Co. Ltd.	698,562	58,339
*	Hyundai Heavy Industries Co. Ltd.	359,099	55,953
	Korea Zinc Co. Ltd.	124,631	54,945
	S-Oil Corp.	513,946	53,537
	Hyundai Steel Co.	949,584	53,164
	Hankook Tire Co. Ltd.	936,223	52,319
	Industrial Bank of Korea	3,423,981	47,299
	Mirae Asset Daewoo Co. Ltd.	4,787,189	46,438
	Kangwon Land Inc.	1,342,840	44,411
	Hyundai Motor Co. 2nd Preference Shares	463,999	43,929
	Hyosung Corp.	290,687	43,516
^	Kakao Corp.	404,986	43,381
	GS Holdings Corp.	643,304	43,363
	Dongbu Insurance Co. Ltd.	593,949	42,511

*,^,2 Samsung Biologics Co. Ltd.		166,479	40,469
	LG Uplus Corp.	2,689,420	39,982
	AMOREPACIFIC Group	364,890	39,605
	BNK Financial Group Inc.	3,749,671	37,889
	Korea Aerospace Industries Ltd.	815,744	37,733
	Hyundai Engineering & Construction Co. Ltd.	917,033	37,087
*,^ Hyundai Robotics Co. Ltd.		93,058	36,631
	Shinhan Financial Group Co. Ltd. ADR	765,710	36,387
*	Samsung Heavy Industries Co. Ltd.	3,367,381	33,699
	Hyundai Glovis Co. Ltd.	232,975	32,690
	Lotte Shopping Co. Ltd.	133,802	31,430
	Hyundai Marine & Fire Insurance Co. Ltd.	767,171	31,125
	Hanwha Chemical Corp.	1,027,894	30,982
	Korea Investment Holdings Co. Ltd.	483,760	30,781
	CJ CheilJedang Corp.	92,178	30,466
	Samsung Securities Co. Ltd.	803,035	29,109
	Hyundai Development Co-Engineering & Construction	747,354	28,468
*,^ Hanmi Pharm Co. Ltd.		85,641	28,153

*,^,2 Netmarble Games Corp.		220,192	28,138
	Daelim Industrial Co. Ltd.	342,982	28,106
	CJ Corp.	161,235	27,948
	Korea Electric Power Corp. ADR	1,358,490	27,265
	KCC Corp.	69,629	27,137
	Hanwha Corp.	618,746	27,063
	Medy-Tox Inc.	49,950	26,381
	KB Financial Group Inc. ADR	471,285	25,072
*	Orion Corp.	329,834	24,199
	Hyundai Motor Co. Preference Shares	267,064	24,098
	LG Innotek Co. Ltd.	177,079	23,714
^	Hotel Shilla Co. Ltd.	385,819	22,376
	DGB Financial Group Inc.	1,991,326	21,273
	Yuhan Corp.	100,267	21,193
	BGF retail Co. Ltd.	255,974	21,125
	NH Investment & Securities Co. Ltd.	1,633,157	20,658
	Hanwha Life Insurance Co. Ltd.	3,049,558	20,576
	Amorepacific Corp. Preference Shares	127,338	20,199
	Hanssem Co. Ltd.	125,933	19,804
	S-1 Corp.	237,778	19,592
	Hyundai Department Store Co. Ltd.	196,880	19,532

	Mando Corp.	83,936	19,242
	POSCO ADR	254,326	19,105
	Hanon Systems	2,061,874	18,871
*	Korean Air Lines Co. Ltd.	591,406	18,780
^	OCI Co. Ltd.	226,114	18,651
	Shinsegae Inc.	87,502	18,596
	LG Chem Ltd. Preference Shares	88,371	18,114
*,^ Samsung Engineering Co. Ltd.		1,982,654	18,065
	LS Corp.	225,532	16,953
	Meritz Securities Co. Ltd.	3,582,215	16,674
*	Daewoo Engineering & Construction Co. Ltd.	2,261,261	16,562
*	Hanwha Techwin Co. Ltd.	460,842	16,447
	Samsung Electronics Co. Ltd. GDR	15,166	16,349
*,^ GS Engineering & Construction Corp.		571,022	16,237
	CJ E&M Corp.	240,984	16,078
*,^ ViroMed Co. Ltd.		174,148	15,875
	Cheil Worldwide Inc.	861,897	15,673
^	Kumho Petrochemical Co. Ltd.	225,886	15,228
*	Korea Gas Corp.	338,726	15,194
*,^ CJ Korea Express Corp.		89,878	14,972
	GS Retail Co. Ltd.	338,970	14,656
	Meritz Fire & Marine Insurance Co. Ltd.	691,677	14,614
^	Doosan Heavy Industries & Construction Co. Ltd.	786,275	14,477
*,^ Komipharm International Co. Ltd.		396,330	14,347
*	NHN Entertainment Corp.	205,802	14,104
	Doosan Corp.	133,095	14,034
	LG Household & Health Care Ltd. Preference Shares	24,326	13,872
^	SK Chemicals Co. Ltd.	226,413	13,853
	Samsung Card Co. Ltd.	390,261	13,840
	Posco Daewoo Corp.	642,746	13,497
*,^ Hugel Inc.		25,768	13,384
*,^ Kumho Tire Co. Inc.		1,979,814	13,352
*,^ SillaJen Inc.		599,753	13,316
	Com2uSCorp	128,355	13,151
^	Kolon Industries Inc.	223,200	13,101
	Korean Reinsurance Co.	1,116,555	12,872
*,^ Hyundai Mipo Dockyard Co. Ltd.		129,612	12,442
	Lotte Confectionery Co. Ltd.	67,778	12,327
^	Hyundai Wia Corp.	199,670	12,315
*,^ Pan Ocean Co. Ltd.		2,347,084	12,221
*,^ Hanmi Science Co. ltd		162,759	12,114
*,^ Doosan Infracore Co. Ltd.		1,678,988	12,083
	NongShim Co. Ltd.	40,711	11,620
	SK Networks Co. Ltd.	1,995,374	11,288
	Lotte Chilsung Beverage Co. Ltd.	7,767	11,205
	Green Cross Corp.	67,871	11,161
^	Korea Kolmar Co. Ltd.	175,446	11,130
	Ottogi Corp.	15,790	11,049
^	SK Materials Co. Ltd.	66,069	10,896
^	KIWOOM Securities Co. Ltd.	143,161	10,866
^	Youngone Corp.	368,513	10,797
	Poongsan Corp.	240,277	10,668
	KEPCO Plant Service & Engineering Co. Ltd.	265,149	10,661
*	WONIK IPS Co. Ltd.	362,995	10,580
	Dongsuh Cos. Inc.	396,198	10,464
	Hyundai Greenfood Co. Ltd.	632,723	10,336
*,^ Hyundai Rotem Co. Ltd.		615,470	10,311

	Green Cross Holdings Corp.	347,835	10,198
^	CJ CGV Co. Ltd.	160,546	9,944
^	Doosan Bobcat Inc.	312,036	9,869
^	LIG Nex1 Co. Ltd.	134,856	9,867
	LS Industrial Systems Co. Ltd.	190,332	9,823
	Hite Jinro Co. Ltd.	456,639	9,772
	Dongkuk Steel Mill Co. Ltd.	747,417	9,582
*,^ Yungjin Pharmaceutical Co. Ltd.		1,106,576	9,472
^	LOTTE Himart Co. Ltd.	150,795	9,379
*	Hyundai Construction Equipment Co. Ltd.	28,289	9,265
^	Fila Korea Ltd.	135,113	8,935
	Hyundai Home Shopping Network Corp.	71,427	8,804
	LG International Corp.	326,700	8,583
	SKC Co. Ltd.	263,232	8,520
*	Hyundai Electric & Energy System Co. Ltd.	29,416	8,517
^	Innocean Worldwide Inc.	139,110	8,488
	Seoul Semiconductor Co. Ltd.	455,579	8,464
	Korea Petrochemical Ind Co. Ltd.	36,243	8,360
	Hana Tour Service Inc.	109,441	8,330
	LOTTE Fine Chemical Co. Ltd.	210,997	8,150
	Koh Young Technology Inc.	140,411	8,052
^	Eo Technics Co. Ltd.	106,732	7,987
	Chong Kun Dang Pharmaceutical Corp.	77,992	7,843
*	Hanjin Kal Corp.	370,035	7,776
^	Cosmax Inc.	84,047	7,763
^	SFA Engineering Corp.	227,708	7,639
	GS Home Shopping Inc.	35,968	7,564
	JB Financial Group Co. Ltd.	1,217,659	7,544
	Hansol Chemical Co. Ltd.	110,136	7,436
	LG Hausys Ltd.	75,331	7,403
*	Dongbu HiTek Co. Ltd.	426,548	7,289
	Samyang Holdings Corp.	70,038	7,199
	Taekwang Industrial Co. Ltd.	6,482	7,152
*,^ Osstem Implant Co. Ltd.		132,452	7,119
	Douzone Bizon Co. Ltd.	227,011	7,082
	CJ O Shopping Co. Ltd.	38,572	6,854
^	Paradise Co. Ltd.	570,505	6,773
^	Kolon Life Science Inc.	63,442	6,718
	Young Poong Corp.	5,996	6,634
	LF Corp.	236,599	6,631
	DoubleUGames Co. Ltd.	116,865	6,576
	Soulbrain Co. Ltd.	106,101	6,493
	Toptec Co. Ltd.	249,908	6,465
^	JW Pharmaceutical Corp.	152,926	6,450
	IS Dongseo Co. Ltd.	173,284	6,427
*,^ Foosung Co. Ltd.		645,369	6,341
^	Korea Real Estate Investment & Trust Co. Ltd.	1,954,617	6,314
	Hanwha General Insurance Co. Ltd.	701,425	6,299
	LG Electronics Inc. Preference Shares	203,257	6,217
^	Daou Technology Inc.	309,197	6,146
	Hyundai Elevator Co. Ltd.	126,736	6,080
	SK Telecom Co. Ltd. ADR	222,216	6,058
*	Jusung Engineering Co. Ltd.	402,637	5,861
	Daesang Corp.	250,152	5,745
^	Loen Entertainment Inc.	71,645	5,737
	Huchems Fine Chemical Corp.	255,971	5,705
^	Ilyang Pharmaceutical Co. Ltd.	173,339	5,691

*	Asiana Airlines Inc.	1,225,585	5,664
^	Bukwang Pharmaceutical Co. Ltd.	292,610	5,648
*	Advanced Process Systems Corp.	141,901	5,567
	Hankook Tire Worldwide Co. Ltd.	284,173	5,384
*,^ SM Entertainment Co.		202,077	5,344
*,^ Genexine Co. Ltd.		140,514	5,325
	Handsome Co. Ltd.	162,819	5,253
^	Hansae Co. Ltd.	224,503	5,252
*	Medipost Co. Ltd.	85,050	5,220
	Korea Electric Terminal Co. Ltd.	82,601	5,210
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	30,114	5,181
	POSCO Chemtech Co. Ltd.	274,282	5,134
	Halla Holdings Corp.	86,401	5,092
^	Grand Korea Leisure Co. Ltd.	246,955	5,068
^	Tongyang Inc.	2,535,689	5,059
	Daishin Securities Co. Ltd.	369,484	5,053
	Modetour Network Inc.	195,086	5,016
^	TES Co. Ltd.	186,535	4,970
*,^ HLB Inc.		389,457	4,960
	Nexen Tire Corp.	414,937	4,932
	Meritz Financial Group Inc.	360,398	4,895
	Hanil Cement Co. Ltd.	44,004	4,872
*,^ Hanall Biopharma Co. Ltd.		449,940	4,804
	Lotte Food Co. Ltd.	8,567	4,779
^	S&T Motiv Co. Ltd.	98,749	4,689
*,^ Chabiotech Co. Ltd.		435,363	4,669
	Dong-A Socio Holdings Co. Ltd.	40,292	4,649
	LEENO Industrial Inc.	104,648	4,636
*,^ Seegene Inc.		177,421	4,620
	KT Corp. ADR	253,582	4,613
^	Daewoong Pharmaceutical Co. Ltd.	55,249	4,603
*,^ DIO Corp.		146,414	4,573
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	115,105	4,505
	Seah Besteel Corp.	144,032	4,484
*,^ iNtRON Biotechnology Inc.		154,412	4,474
^	Kolon Corp.	80,294	4,442
	SK Gas Ltd.	42,382	4,355
^	ST Pharm Co. Ltd.	123,636	4,330
*,^ Jenax Inc.		163,798	4,327
^	SPC Samlip Co. Ltd.	28,562	4,212
^	Orion Holdings Corp.	168,136	4,147
*,^ Korea Line Corp.		143,725	4,146
^	Dong-A ST Co. Ltd.	54,961	4,077
	Hanjin Transportation Co. Ltd.	144,343	4,071
	Vieworks Co. Ltd.	92,035	4,030
*,^ Interflex Co. Ltd.		130,565	4,025
	Mirae Asset Life Insurance Co. Ltd.	856,061	4,018
^	Posco ICT Co. Ltd.	699,861	4,011
	Dongwon Industries Co. Ltd.	15,930	3,942
*	Taeyoung Engineering & Construction Co. Ltd.	470,960	3,879
*,^ SK Securities Co. Ltd.		3,313,585	3,835
	InBody Co. Ltd.	141,210	3,696
	Samyang Corp.	40,707	3,694
*,^ Wonik Holdings Co. Ltd.		480,918	3,690
^	Partron Co. Ltd.	484,528	3,676
*,^ Hanwha Investment & Securities Co. Ltd.		1,117,465	3,671
	Daeduck Electronics Co.	365,585	3,656

AK Holdings Inc.	56,553	3,622
Binggrae Co. Ltd.	60,180	3,602
^ Songwon Industrial Co. Ltd.	197,248	3,596
*,2 CEMEX Holdings Philippines Inc.	29,719,577	3,580
*,^ Celltrion Pharm Inc.	198,671	3,542
*,^ CrystalGenomics Inc.	278,870	3,490
Kumho Industrial Co. Ltd.	344,082	3,476
Daeduck GDS Co. Ltd.	204,880	3,457
*,^ Aprogen pharmaceuticals Inc.	947,067	3,448
*,^ Maeil Dairies Co. Ltd.	51,153	3,447
^ Daewoong Co. Ltd.	253,097	3,426
Sebang Global Battery Co. Ltd.	98,839	3,424
NICE Information Service Co. Ltd.	416,852	3,412
*,^ CMG Pharmaceutical Co. Ltd.	1,016,000	3,400
^ JW Holdings Corp.	423,337	3,392
*,^ Taihan Electric Wire Co. Ltd.	3,027,629	3,371
Tongyang Life Insurance Co. Ltd.	383,786	3,338
^ YG Entertainment Inc.	126,597	3,336
^ Ahnlab Inc.	71,410	3,334
*,^ Jeil Pharmaceutical Co. Ltd.	51,772	3,322
Silicon Works Co. Ltd.	104,007	3,310
SL Corp.	166,080	3,301
*,^ Naturalendo Tech Co. Ltd.	149,510	3,278
Caregen Co. Ltd.	50,872	3,270
^ NS Shopping Co. Ltd.	218,954	3,267
Namyang Dairy Products Co. Ltd.	4,992	3,265
* Webzen Inc.	211,082	3,262
* Yuanta Securities Korea Co. Ltd.	932,096	3,233
NICE Holdings Co. Ltd.	217,775	3,221
KISWIRE Ltd.	90,649	3,190
*,^ Duk San Neolux Co. Ltd.	144,910	3,179
*,^ Hanjin Heavy Industries & Construction Co. Ltd.	800,368	3,172
*,^ Homecast Co. Ltd.	388,116	3,133
Hansol Paper Co. Ltd.	183,859	3,122
*,^ GemVax & Kael Co. Ltd.	317,429	3,091
Muhak Co. Ltd.	151,442	3,071
*,^ Amicogen Inc.	100,757	3,061
^ Hyundai Livart Furniture Co. Ltd.	134,689	3,044
^ Ssangyong Cement Industrial Co. Ltd.	237,459	3,043
^ Interpark Holdings Corp.	585,913	3,000
KT Corp.	96,429	2,998
^ WeMade Entertainment Co. Ltd.	101,730	2,957
*,^ ATGen Co. Ltd.	102,708	2,947
^ iMarketKorea Inc.	257,760	2,936
Kwangju Bank Co. Ltd.	237,006	2,933
CJ CheilJedang Corp. Preference Shares	19,366	2,916
Shinyoung Securities Co. Ltd.	54,991	2,904
* Ssangyong Motor Co.	515,545	2,873
DongKook Pharmaceutical Co. Ltd.	53,050	2,854
Youngone Holdings Co. Ltd.	58,273	2,800
Hancom Inc.	193,319	2,763
Samchully Co. Ltd.	26,712	2,733
Hankook Shell Oil Co. Ltd.	7,400	2,725
i-SENS Inc.	111,190	2,702
*,^ Gamevil Inc.	54,909	2,702
SeAH Steel Corp.	31,005	2,694
* Hansol Technics Co. Ltd.	191,102	2,665

^	Cuckoo Electronics Co. Ltd.	20,853	2,619
	CJ Hellovision Co. Ltd.	331,769	2,582
	Kwang Dong Pharmaceutical Co. Ltd.	342,962	2,582
^	It's Hanbul Co. Ltd.	72,997	2,543
*,^ Emerson Pacific Inc.		92,169	2,541
	KT Skylife Co. Ltd.	170,178	2,540
^	KEPCO Engineering & Construction Co. Inc.	148,341	2,512
	Sungwoo Hitech Co. Ltd.	390,799	2,493
^	Dae Hwa Pharmaceutical Co. Ltd.	127,958	2,458
^	Seobu T&D	168,636	2,455
*	Taewoong Co. Ltd.	117,964	2,407
	Daekyo Co. Ltd.	326,587	2,403
*	SFA Semicon Co. Ltd.	877,116	2,350
^	Dongwon F&B Co. Ltd.	12,172	2,349
*,^ NUTRIBIOTECH Co. Ltd.		118,326	2,331
^	Dawonsys Co. Ltd.	224,260	2,305
*,^ Peptron Inc.		61,625	2,295
*,^ Binex Co. Ltd.		265,599	2,256
*,^ Insun ENT Co. Ltd.		311,446	2,248
	Hansol Holdings Co. Ltd.	402,377	2,240
^	Lock&Lock Co. Ltd.	185,192	2,226
	Daishin Securities Co. Ltd. Preference Shares	253,978	2,211
^	Chongkundang Holdings Corp.	36,515	2,176
^	Korea Kolmar Holdings Co. Ltd.	80,646	2,159
^	Able C&C Co. Ltd.	104,418	2,105
*	Huons Co. Ltd.	43,178	2,028
	Sindoh Co. Ltd.	39,122	2,015
^	ICD Co. Ltd.	156,164	2,001
*	Eugene Investment & Securities Co. Ltd.	600,109	1,979
	Cell Biotech Co. Ltd.	61,966	1,969
*,^ KTB Investment & Securities Co. Ltd.		613,974	1,968
*,^ COSON Co. Ltd.		204,460	1,953
	Namhae Chemical Corp.	221,463	1,931
*,^ Pharmicell Co. Ltd.		556,953	1,930
	Green Cross Cell Corp.	67,461	1,910
	Youlchon Chemical Co. Ltd.	154,196	1,908
	KISCO Corp.	49,324	1,906
^	CJ Freshway Corp.	50,781	1,904
^	E1 Corp.	34,649	1,895
	Kyobo Securities Co. Ltd.	200,539	1,882
*,^ Leaders Cosmetics Co. Ltd.		142,421	1,858
^	Byucksan Corp.	573,698	1,846
*	S&T Dynamics Co. Ltd.	220,674	1,835
^	Humedix Co. Ltd.	67,652	1,799
^	Lutronic Corp.	172,490	1,789
*	NEPES Corp.	196,160	1,786
*,^ G-SMATT GLOBAL Co. Ltd.		146,405	1,771
*,^ CUROCOM Co. Ltd.		854,191	1,762
	Dae Han Flour Mills Co. Ltd.	10,417	1,759
	Seoyon E-Hwa Co. Ltd.	145,014	1,743
	INTOPS Co. Ltd.	165,533	1,736
*,^ CrucialTec Co. Ltd.		595,617	1,675
	Humax Co. Ltd.	169,909	1,640
	Hyundai Corp.	89,853	1,634
^	Sung Kwang Bend Co. Ltd.	177,420	1,568
	SBS Media Holdings Co. Ltd.	575,528	1,561
*,^ Lumens Co. Ltd.		422,640	1,533

^	Huons Global Co. Ltd.	48,423	1,508
	GOLFZON Co. Ltd.	32,984	1,497
*	Woongjin Thinkbig Co. Ltd.	233,971	1,494
*	GNCO Co. Ltd.	792,158	1,476
*	Neowiz	133,677	1,439
*,^ KONA I Co. Ltd.		122,760	1,438
^	Kolao Holdings	273,773	1,354
^	Eusu Holdings Co. Ltd.	198,139	1,349
*,^ APS Holdings Corp.		132,591	1,337
^	Coreana Cosmetics Co. Ltd.	285,673	1,316
*,^ Cellumed Co. Ltd.		197,862	1,311
^	CROWNHAITAI Holdings Co. Ltd.	62,416	1,302
	Sam Young Electronics Co. Ltd.	105,886	1,301
*,^ Duksan Hi-Metal Co. Ltd.		171,965	1,288
^	TK Corp.	149,013	1,279
	DY Corp.	195,100	1,256
*,^ Agabang&Company		241,830	1,252
*,^ Samsung Pharmaceutical Co. Ltd.		391,921	1,215
^	KH Vatec Co. Ltd.	150,882	1,122
*	Crown Confectionery Co. Ltd.	58,636	1,098
^	Cosmax BTI Inc	44,704	996
^	Maeil Holdings Co. Ltd.	45,943	983
*,^ Doosan Engine Co. Ltd.		255,435	942
^	Jeil Pharma Holdings Inc.	21,418	934
^	GOLFZONNEWDIN Co. Ltd.	184,995	930
^	Hyundai Corp. Holdings Inc.	69,363	914
	Seoyon Co. Ltd.	100,897	888
*,^ 3S Korea Co. Ltd.		488,350	873
*	Dongbu Securities Co. Ltd.	218,187	780
	AtlasBX Co. Ltd.	15,444	713
	MegaStudy Co. Ltd.	25,629	691
	Hitejinro Holdings Co. Ltd.	55,392	572
	MegaStudyEdu Co. Ltd.	12,638	398
*	Ssangyong Information & Communication	59,457	112
*	Ssangyong Cement Industrial Co. Ltd. Rights to Expire 8/21/2017	16,253	15
*	Tera Resource Co. Ltd.	209,223	9
*	CNK International Co. Ltd.	259,916	—
			10,682,615
Spain (2.3%)
	Banco Santander SA	199,009,870	1,354,904
	Banco Bilbao Vizcaya Argentaria SA	83,900,597	759,113
	Telefonica SA	54,527,858	617,423
	Iberdrola SA	71,369,784	562,608
	Industria de Diseno Textil SA	13,209,206	524,336
	Amadeus IT Group SA	5,207,308	320,533
*	Repsol SA	14,562,997	243,902
	CaixaBank SA	45,222,874	235,552
	Banco de Sabadell SA	70,667,565	157,811
2	Aena SA	801,178	156,590
^	Abertis Infraestructuras SA	7,795,670	153,711
*	Ferrovial SA	6,079,756	131,110
	Grifols SA	4,361,412	122,382
*	ACS Actividades de Construccion y Servicios SA	3,097,660	118,631
	Red Electrica Corp. SA	5,438,265	116,507
	Endesa SA	3,995,108	94,578
	Gas Natural SDG SA	3,884,231	90,907
	Bankinter SA	8,697,612	84,649

	Enagas SA	2,872,017	81,172
*	Bankia SA	14,256,846	72,059
	Grifols SA Preference Shares	2,994,249	63,098
	Merlin Properties Socimi SA	4,280,760	57,610
^	Distribuidora Internacional de Alimentacion SA	7,737,650	52,117
	Mapfre SA	12,608,088	46,963
	Siemens Gamesa Renewable Energy SA	2,811,883	46,006
2	Cellnex Telecom SA	1,944,770	43,743
^	Bolsas y Mercados Espanoles SHMSF SA	957,660	35,125
	Inmobiliaria Colonial SA	3,318,672	30,955
	Viscofan SA	514,533	30,612
	Mediaset Espana Comunicacion SA	2,338,909	29,479
^	Acciona SA	323,975	27,693
	Zardoya Otis SA	2,356,655	24,723
	Grupo Catalana Occidente SA	551,387	24,529
*	Indra Sistemas SA	1,581,860	24,475
	Acerinox SA	1,832,261	23,523
	Melia Hotels International SA	1,433,919	22,226
	Ebro Foods SA	887,952	21,255
	Applus Services SA	1,577,884	20,323
	Prosegur Cia de Seguridad SA	2,934,290	20,056
	Hispania Activos Inmobiliarios SOCIMI SA	1,078,119	19,407
^	NH Hotel Group SA	2,628,384	17,511
	CIE Automotive SA	586,446	14,516
^	Tecnicas Reunidas SA	405,851	14,392
	Axiare Patrimonio SOCIMI SA	739,002	13,784
	Corp Financiera Alba SA	215,322	13,483
2	Euskaltel SA	1,218,017	12,454
	Cia de Distribucion Integral Logista Holdings SA	458,189	11,831
	Atresmedia Corp. de Medios de Comunicacion SA	964,551	11,321
	Construcciones y Auxiliar de Ferrocarriles SA	239,613	10,654
*	Sacyr SA	3,982,872	10,628
	Faes Farma SA	3,104,109	9,845
*	Fomento de Construcciones y Contratas SA	853,780	9,392
*	Pharma Mar SA	1,922,056	8,726
*,^ Obrascon Huarte Lain SA		1,809,363	7,598
^	Almirall SA	762,364	7,374
	Ence Energia y Celulosa SA	1,703,933	7,262
*,^ Codere SA		13,259,278	7,067
	Papeles y Cartones de Europa SA	568,993	4,992
*	Liberbank SA	3,574,061	4,117
*,^ Promotora de Informaciones SA		581,520	2,200
	Vidrala SA	3,085	241
*,^ Let's GOWEX SA		155,449	—
			6,861,784
Sweden (2.2%)
	Nordea Bank AB	40,051,860	505,370
	Swedbank AB Class A	13,197,244	344,150
	Volvo AB Class B	19,644,192	333,665
	Hennes & Mauritz AB Class B	11,891,225	310,244
	Atlas Copco AB Class A	7,759,736	280,652
	Svenska Handelsbanken AB Class A	18,427,284	274,274
	Investor AB Class B	5,690,519	269,872
	Assa Abloy AB Class B	11,797,836	252,744
	Telefonaktiebolaget LM Ericsson Class B	37,260,285	241,164
	Skandinaviska Enskilda Banken AB Class A	18,214,745	230,677
*	Essity AB Class B	7,448,003	215,955

	Sandvik AB	13,509,641	212,893
	Atlas Copco AB Class B	4,934,156	159,797
	Hexagon AB Class B	3,164,230	156,349
	Telia Co. AB	32,468,952	152,632
	Boliden AB	3,441,081	108,029
	Skanska AB Class B	4,480,155	101,804
	Electrolux AB Class B	2,786,220	95,276
	SKF AB	4,766,337	94,736
	Kinnevik AB	2,935,946	90,132
	Alfa Laval AB	3,950,619	88,232
	Swedish Match AB	2,324,942	81,776
	Trelleborg AB Class B	3,090,343	72,785
	Securitas AB Class B	4,053,719	67,508
	Industrivarden AB Class A	2,522,706	65,300
	Svenska Cellulosa AB SCA Class B	7,446,374	61,655
	Industrivarden AB	2,229,955	54,089
	Tele2 AB	4,430,489	52,731
	Castellum AB	3,388,108	52,663
*	Lundin Petroleum AB	2,206,127	50,242
^	ICA Gruppen AB	1,238,279	49,617
	Husqvarna AB	4,705,732	47,870
	Nibe Industrier AB Class B	4,737,225	45,165
	Elekta AB Class B	4,552,962	43,821
	Getinge AB	2,475,043	42,964
	L E Lundbergforetagen AB Class B	482,670	37,992
	BillerudKorsnas AB	2,251,210	35,597
	Loomis AB Class B	919,400	34,158
	Fabege AB	1,700,887	33,595
*	Fastighets AB Balder Class B	1,290,578	32,836
	Hexpol AB	3,162,487	32,346
	JM AB	912,078	32,013
2	Dometic Group AB	3,785,999	32,003
*	Swedish Orphan Biovitrum AB	2,068,456	31,497
	Com Hem Holding AB	2,155,475	31,479
	Peab AB	2,529,325	29,690
^	Intrum Justitia AB	909,122	29,582
	Holmen AB	653,069	29,496
	NCC AB Class B	1,127,461	29,336
*	SSAB AB Class B	6,847,891	28,276
	Indutrade AB	1,145,536	28,258
	Saab AB Class B	538,310	24,977
^	Wallenstam AB	2,386,151	24,293
2	Thule Group AB	1,238,550	24,103
	Hufvudstaden AB Class A	1,382,643	24,067
^	AAK AB	325,517	24,061
*,2 Ahlsell AB		3,448,068	23,752
	Modern Times Group MTG AB Class B	679,224	23,606
	Axfood AB	1,376,938	23,190
*	NetEnt AB (XSTO)	2,365,257	22,822
	Sweco AB Class B	827,296	20,205
2	Attendo AB	1,556,770	19,585
	Wihlborgs Fastigheter AB	803,023	19,533
*	Investment AB Latour Class B	1,525,336	19,438
2	Bravida Holding AB	2,495,880	18,720
	Lifco AB Class B	559,785	18,663
	Hemfosa Fastigheter AB	1,479,096	18,145
	Bonava AB (XSTO)	1,012,795	17,722

	Kungsleden AB	2,476,628	16,290
*	Betsson AB	1,584,680	15,240
	AF AB	690,552	15,126
*,^ Fingerprint Cards AB Class B		3,156,582	14,762
*	SSAB AB Class A	2,916,999	14,738
	Avanza Bank Holding AB	350,438	14,459
	Pandox AB	732,013	13,167
	Nobia AB	1,275,999	13,101
	Vitrolife AB	156,192	12,652
	Oriflame Holding AG	306,190	11,755
	Ratos AB	2,295,899	10,968
^	Mycronic AB	996,203	10,385
	Atrium Ljungberg AB	599,674	10,240
*	Bilia AB	1,038,110	10,029
	Klovern AB	7,376,406	9,423
	Cloetta AB Class B	2,532,077	9,062
	Melker Schorling AB	129,500	8,329
	Concentric AB	504,353	7,914
	Investment AB Oresund	430,060	7,656
	Lindab International AB	717,957	7,549
	Bure Equity AB	598,993	7,359
2	Resurs Holding AB	1,107,699	7,332
	Clas Ohlson AB	348,684	7,168
*	Haldex AB	514,223	6,864
	Hemfosa Fastigheter AB Preference Shares	302,397	6,621
	Svenska Handelsbanken AB Class B	400,231	5,969
	Klovern AB Preference Shares	160,609	5,909
	SkiStar AB	250,330	5,566
	SAS AB Preference Shares	81,249	5,525
*	Collector AB	432,312	5,149
*,^ SAS AB		2,149,431	5,138
	Rezidor Hotel Group AB	1,211,251	4,668
	NCC AB Class A	157,469	4,102
^	Mekonomen AB	193,254	4,070
	Fastighets AB Balder Preference Shares	88,075	3,770
	Sagax AB	865,299	3,200
	Bonava AB (XSTO)	61,501	1,069
*	NetEnt AB (XSTO)	27,594	8
			6,504,201
Switzerland (5.5%)
	Nestle SA	39,067,321	3,297,655
	Novartis AG	29,640,105	2,524,678
	Roche Holding AG	8,913,379	2,256,594
	UBS Group AG	43,745,397	760,753
	Zurich Insurance Group AG	1,889,048	575,743
	ABB Ltd.	24,288,978	569,002
	Cie Financiere Richemont SA	6,411,817	545,070
	Credit Suisse Group AG	30,977,587	476,178
	Swiss Re AG	3,972,946	383,041
	LafargeHolcim Ltd. (XVTX)	4,650,054	277,846
	Givaudan SA	116,207	231,206
	Lonza Group AG	936,164	222,503
	Geberit AG	459,093	220,803
	Sika AG	26,541	182,901
	Julius Baer Group Ltd.	2,716,185	153,755
	Adecco Group AG	1,989,412	151,778
^	Swatch Group AG (Bearer)	375,735	149,077

	Swiss Life Holding AG	407,152	148,591
	SGS SA	63,930	141,297
	Swisscom AG	281,247	137,463
	Partners Group Holding AG	211,252	137,138
	Kuehne & Nagel International AG	632,285	110,108
	Schindler Holding AG	495,092	106,774
	Sonova Holding AG	644,278	104,496
	Baloise Holding AG	602,897	96,865
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	1,281	87,304
	LafargeHolcim Ltd. (XPAR)	1,401,544	84,122
	Swiss Prime Site AG	904,028	81,608
	Clariant AG	3,425,030	79,589
^	Chocoladefabriken Lindt & Spruengli AG (XSWX)	12,935	73,641
	Roche Holding AG (Bearer)	283,714	73,148
	Temenos Group AG	748,335	72,339
	Straumann Holding AG	125,226	70,717
*	Vifor Pharma AG	653,082	69,712
	Logitech International SA	1,805,718	65,539
*	Dufry AG	404,881	64,500
	EMS-Chemie Holding AG	90,363	62,876
	Flughafen Zurich AG	242,726	61,905
	Georg Fischer AG	52,904	60,170
	Schindler Holding AG (Registered)	256,995	54,045
*	Actelion Ltd.	188,110	52,427
	ams AG	680,086	49,011
	PSP Swiss Property AG	508,408	46,260
^	BB Biotech AG	720,043	44,687
	Helvetia Holding AG	78,463	43,855
	Swatch Group AG (Registered)	558,323	43,004
	OC Oerlikon Corp. AG	2,461,199	36,010
2	VAT Group AG	272,287	35,814
	dormakaba Holding AG	40,163	35,799
	Barry Callebaut AG	24,984	35,631
2	Sunrise Communications Group AG	432,651	34,121
	Cembra Money Bank AG	378,643	33,966
	Allreal Holding AG	178,930	32,535
	GAM Holding AG	2,004,289	31,600
^	Aryzta AG (XVTX)	976,400	31,377
	Pargesa Holding SA	381,638	30,456
	Bucher Industries AG	83,622	27,884
	DKSH Holding AG	343,294	27,015
	Tecan Group AG	141,432	26,378
	Banque Cantonale Vaudoise	36,009	26,052
	SFS Group AG	213,863	24,329
	Belimo Holding AG	5,710	23,676
	Valiant Holding AG	196,816	23,200
*	Idorsia Ltd.	1,206,414	22,582
^	Panalpina Welttransport Holding AG	172,472	21,836
	Mobimo Holding AG	75,295	21,494
	Forbo Holding AG	13,881	21,076
	Emmi AG	26,407	18,605
	Sulzer AG	164,401	18,444
	u-blox Holding AG	83,301	16,542

*,^,2 3SBio Inc.		12,339,925	15,471
	Schweiter Technologies AG	11,585	15,247
	Implenia AG	176,599	13,060

*,^ Basilea Pharmaceutica AG		141,857	12,616
	COSMO Pharmaceuticals NV	77,694	12,415
	Huber & Suhner AG	172,389	12,286
	Conzzeta AG	11,610	12,150
	Vontobel Holding AG	181,804	12,095
^	Burckhardt Compression Holding AG	39,940	11,863
	St. Galler Kantonalbank AG	26,494	11,801
	Valora Holding AG	33,888	11,249
*,^ Meyer Burger Technology AG		7,056,598	11,088
	Daetwyler Holding AG	66,712	10,904
*	Arbonia AG	547,735	10,421
	Autoneum Holding AG	43,038	10,342
	Bobst Group SA	92,436	10,291
^	VZ Holding AG	31,824	10,249
	Rieter Holding AG	43,821	10,149
	Interroll Holding AG	6,690	8,772
	Ascom Holding AG	435,777	8,631
	Siegfried Holding AG	29,506	8,581
	Intershop Holding AG	14,175	7,011
	LEM Holding SA	5,790	7,005
	EFG International AG	924,933	6,868
	Kudelski SA	428,918	6,829
	BKW AG	119,618	6,816
^	Ypsomed Holding AG	42,981	6,711
	Bell Food Group AG	14,251	6,558
	Bachem Holding AG	55,831	6,182
*,^ Leonteq AG		102,608	5,788
	Vetropack Holding AG	2,647	5,589
*	Schmolz & Bickenbach AG	5,901,566	5,426
	APG SGA SA	11,893	5,364
	Zehnder Group AG	130,256	4,573
	ALSO Holding AG	32,593	4,262
	Swissquote Group Holding SA	109,837	3,163
*,^ Alpiq Holding AG		31,135	2,640
	Plazza AG	10,477	2,491
	Aryzta AG (XDUB)	76,275	2,483
	CS Real Estate Fund LivingPlus	1,738	265
*	Orascom Development Holding AG	15,813	110
	Syngenta AG	53	24
			16,294,035
Taiwan (3.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	287,788,063	2,034,346
	Hon Hai Precision Industry Co. Ltd.	188,052,652	731,351
	Largan Precision Co. Ltd.	1,292,376	235,806
	Formosa Plastics Corp.	61,618,651	184,799
	Nan Ya Plastics Corp.	71,397,907	179,702
	MediaTek Inc.	18,555,298	163,341
	Cathay Financial Holding Co. Ltd.	99,660,012	162,385
	CTBC Financial Holding Co. Ltd.	230,819,515	148,294
	Delta Electronics Inc.	27,363,999	145,401
	Fubon Financial Holding Co. Ltd.	92,836,018	144,217
	Chunghwa Telecom Co. Ltd.	39,317,399	132,901
	Formosa Chemicals & Fibre Corp.	43,328,645	130,545
	China Steel Corp.	157,366,848	129,216
	Mega Financial Holding Co. Ltd.	138,827,308	117,497
	Uni-President Enterprises Corp.	60,712,204	116,194
	Advanced Semiconductor Engineering Inc.	80,595,994	108,131

Catcher Technology Co. Ltd.	9,316,800	107,077
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,940,671	105,747
Asustek Computer Inc.	8,946,168	83,202
Pegatron Corp.	25,076,639	81,788
First Financial Holding Co. Ltd.	120,850,062	81,626
Quanta Computer Inc.	33,610,950	79,690
* E.Sun Financial Holding Co. Ltd.	115,727,608	73,776
Taiwan Mobile Co. Ltd.	20,252,842	72,482
Yuanta Financial Holding Co. Ltd.	146,909,765	62,976
Formosa Petrochemical Corp.	17,604,950	61,802
Hotai Motor Co. Ltd.	5,079,000	61,718
Taiwan Cooperative Financial Holding Co. Ltd.	110,619,986	60,449
President Chain Store Corp.	7,126,351	60,387
Hua Nan Financial Holdings Co. Ltd.	102,455,188	59,882
United Microelectronics Corp.	122,440,175	56,199
Taishin Financial Holding Co. Ltd.	117,090,421	55,063
China Development Financial Holding Corp.	180,392,856	54,408
Innolux Corp.	108,269,024	52,814
Far EasTone Telecommunications Co. Ltd.	20,562,000	49,711
Cheng Shin Rubber Industry Co. Ltd.	23,622,828	47,781
Taiwan Cement Corp.	40,730,700	47,206
Pou Chen Corp.	34,233,517	46,245
* China Life Insurance Co. Ltd. (XTAI)	43,068,261	45,568
Lite-On Technology Corp.	27,340,444	44,248
Foxconn Technology Co. Ltd.	14,075,959	42,322
SinoPac Financial Holdings Co. Ltd.	131,150,260	41,122
Chang Hwa Commercial Bank Ltd.	69,802,865	40,920
Far Eastern New Century Corp.	49,058,717	40,376
Chailease Holding Co. Ltd.	13,199,410	37,945
Advantech Co. Ltd.	4,804,079	36,340
Compal Electronics Inc.	52,856,689	35,104
Wistron Corp.	33,271,491	33,576
AU Optronics Corp.	78,089,640	31,613
Inventec Corp.	39,216,315	31,327
* Siliconware Precision Industries Co. Ltd.	18,708,123	30,808
* Powertech Technology Inc.	9,037,955	29,286
Eclat Textile Co. Ltd.	2,526,201	29,084
Chunghwa Telecom Co. Ltd. ADR	855,119	28,920
WPG Holdings Ltd.	20,393,553	28,560
Phison Electronics Corp.	2,040,510	28,347
Win Semiconductors Corp.	4,816,244	28,183
Novatek Microelectronics Corp.	7,349,275	27,947
Shin Kong Financial Holding Co. Ltd.	101,334,258	27,089
Asia Cement Corp.	28,719,567	25,382
Airtac International Group	1,799,580	24,342
Micro-Star International Co. Ltd.	8,820,000	22,851
Realtek Semiconductor Corp.	6,018,215	22,519
Yageo Corp.	5,913,062	22,519
* HTC Corp.	9,083,792	21,561
* Nien Made Enterprise Co. Ltd.	1,760,000	21,477
Teco Electric and Machinery Co. Ltd.	22,420,000	21,114
Vanguard International Semiconductor Corp.	11,200,000	20,967
Globalwafers Co. Ltd.	2,646,000	20,830
Hiwin Technologies Corp.	2,836,893	20,599
Tripod Technology Corp.	6,302,023	20,574
Winbond Electronics Corp.	33,147,000	20,005
Synnex Technology International Corp.	17,126,286	19,043

Nanya Technology Corp.	9,165,773	18,902
Chicony Electronics Co. Ltd.	7,164,962	18,436
General Interface Solution Holding Ltd.	1,913,000	18,340
* Highwealth Construction Corp.	11,048,860	18,293
Feng TAY Enterprise Co. Ltd.	4,249,615	18,226
Acer Inc.	37,010,682	18,187
Elite Material Co. Ltd.	3,645,965	18,032
Merry Electronics Co. Ltd.	2,161,976	17,827
Accton Technology Corp.	6,493,800	17,300
Walsin Lihwa Corp.	39,071,000	17,204
* TaiMed Biologics Inc.	2,352,000	17,197
Giant Manufacturing Co. Ltd.	3,454,319	17,051
FLEXium Interconnect Inc.	3,559,563	16,622
* Siliconware Precision Industries Co. Ltd. ADR	1,858,073	15,162
Standard Foods Corp.	5,664,909	15,083
Taiwan Business Bank	52,342,438	14,855
Merida Industry Co. Ltd.	3,045,440	14,570
Chroma ATE Inc.	4,556,800	14,396
* Ruentex Development Co. Ltd.	13,236,765	14,336
King Yuan Electronics Co. Ltd.	14,056,000	13,999
^ AU Optronics Corp. ADR	3,426,890	13,776
Zhen Ding Technology Holding Ltd.	5,908,355	13,744
Silergy Corp.	700,000	13,687
CTCI Corp.	8,391,000	13,685
Qisda Corp.	17,229,880	13,629
Radiant Opto-Electronics Corp.	5,603,948	13,312
Sino-American Silicon Products Inc.	6,617,428	13,273
Ruentex Industries Ltd.	8,879,340	13,177
Chipbond Technology Corp.	7,983,000	13,150
Taiwan Paiho Ltd.	3,048,300	12,718
eMemory Technology Inc.	862,000	12,658
Eva Airways Corp.	26,089,586	12,643
Compeq Manufacturing Co. Ltd.	13,673,000	12,605
Kenda Rubber Industrial Co. Ltd.	8,004,991	12,550
Taiwan Fertilizer Co. Ltd.	9,233,000	12,538
Hota Industrial Manufacturing Co. Ltd.	2,724,517	12,470
* China Petrochemical Development Corp.	29,730,647	12,407
United Microelectronics Corp. ADR	5,476,218	12,376
Simplo Technology Co. Ltd.	3,876,443	12,315
E Ink Holdings Inc.	11,508,000	12,303
* Evergreen Marine Corp. Taiwan Ltd.	22,416,438	12,284
Formosa Taffeta Co. Ltd.	12,365,000	12,244
* St. Shine Optical Co. Ltd.	594,000	12,238
Parade Technologies Ltd.	842,805	12,227
Long Chen Paper Co. Ltd.	9,678,470	12,181
LCY Chemical Corp.	8,377,288	12,157
* Eternal Materials Co. Ltd.	10,573,721	11,898
* Epistar Corp.	12,412,760	11,866
Walsin Technology Corp.	6,615,389	11,844
King's Town Bank Co. Ltd.	11,426,000	11,807
Land Mark Optoelectronics Corp.	855,800	11,723
Poya International Co. Ltd.	914,299	11,667
* Tatung Co. Ltd.	27,000,738	11,353
Tong Yang Industry Co. Ltd.	6,094,126	11,313
Wistron NeWeb Corp.	3,535,588	11,309
King Slide Works Co. Ltd.	794,000	11,161
* OBI Pharma Inc.	1,565,000	11,137

* TPK Holding Co. Ltd.	3,294,695	11,063
* Genius Electronic Optical Co. Ltd.	956,979	10,948
* Unimicron Technology Corp.	16,300,750	10,600
Transcend Information Inc.	3,564,363	10,555
Taiwan Secom Co. Ltd.	3,520,920	10,425
* PharmaEssentia Corp.	2,094,286	10,403
Mitac Holdings Corp.	8,482,386	10,147
* Taiwan Glass Industry Corp.	19,767,547	10,115
Makalot Industrial Co. Ltd.	2,244,223	10,030
* China Airlines Ltd.	32,377,646	9,950
TSRC Corp.	8,838,626	9,925
Chunghwa Precision Test Tech Co. Ltd.	208,000	9,761
Taichung Commercial Bank Co. Ltd.	28,108,473	9,682
Waterland Financial Holdings Co. Ltd.	30,366,748	9,624
* HannStar Display Corp.	31,160,060	9,415
Feng Hsin Steel Co. Ltd.	5,413,000	9,269
Voltronic Power Technology Corp.	536,781	9,205
Yulon Motor Co. Ltd.	10,526,015	9,197
Kinsus Interconnect Technology Corp.	3,390,000	9,137
ASPEED Technology Inc.	392,253	9,092
Gourmet Master Co. Ltd.	775,390	9,076
Cub Elecparts Inc.	728,828	9,055
* Asia Pacific Telecom Co. Ltd.	25,509,848	9,041
Grape King Bio Ltd.	1,419,000	8,993
Primax Electronics Ltd.	4,029,000	8,800
Chin-Poon Industrial Co. Ltd.	4,352,000	8,592
TTY Biopharm Co. Ltd.	2,596,780	8,465
Ennoconn Corp.	558,223	8,370
Oriental Union Chemical Corp.	8,673,700	8,065
* Tung Ho Steel Enterprise Corp.	9,746,842	8,053
Capital Securities Corp.	24,388,175	8,020
Great Wall Enterprise Co. Ltd.	7,299,920	7,920
Advanced Ceramic X Corp.	650,000	7,918
Tong Hsing Electronic Industries Ltd.	1,913,259	7,917
Far Eastern International Bank	23,489,127	7,748
Nan Kang Rubber Tire Co. Ltd.	8,425,209	7,710
PChome Online Inc.	1,094,982	7,684
Elan Microelectronics Corp.	5,061,000	7,661
Everlight Electronics Co. Ltd.	5,016,497	7,631
Grand Pacific Petrochemical	10,387,000	7,507
Gigabyte Technology Co. Ltd.	5,829,000	7,449
WT Microelectronics Co. Ltd.	4,903,673	7,264
Sercomm Corp.	2,847,000	7,205
Lien Hwa Industrial Corp.	7,732,293	7,196
China Motor Corp.	8,327,000	7,195
China Steel Chemical Corp.	1,887,000	7,165
Bizlink Holding Inc.	955,229	7,114
Charoen Pokphand Enterprise	3,085,200	7,043
Yungtay Engineering Co. Ltd.	4,199,000	6,951
* Egis Technology Inc.	825,000	6,667
Cheng Uei Precision Industry Co. Ltd.	4,876,485	6,614
Greatek Electronics Inc.	3,889,000	6,591
A-DATA Technology Co. Ltd.	2,583,088	6,580
Clevo Co.	7,348,796	6,567
Far Eastern Department Stores Ltd.	13,032,977	6,497
* China Synthetic Rubber Corp.	5,723,850	6,476
Asia Optical Co. Inc.	2,692,000	6,336

PharmaEngine Inc.	995,179	6,322
Coretronic Corp.	4,996,000	6,320
Taiwan Hon Chuan Enterprise Co. Ltd.	3,478,496	6,290
Elite Advanced Laser Corp.	1,496,736	6,146
Cheng Loong Corp.	11,591,600	6,085
* Yieh Phui Enterprise Co. Ltd.	14,008,613	6,076
Huaku Development Co. Ltd.	2,860,087	6,052
Hu Lane Associate Inc.	1,014,000	6,045
Taiwan Acceptance Corp.	1,631,000	6,023
Lung Yen Life Service Corp.	2,453,000	6,010
Tainan Spinning Co. Ltd.	13,716,404	5,993
Sinbon Electronics Co. Ltd.	2,441,645	5,982
* AmTRAN Technology Co. Ltd.	9,274,716	5,973
TCI Co. Ltd.	955,717	5,851
ITEQ Corp.	3,783,140	5,755
China Bills Finance Corp.	11,540,000	5,713
Kinpo Electronics	15,490,000	5,671
Global Unichip Corp.	984,000	5,620
Sanyang Motor Co. Ltd.	8,057,540	5,586
Cleanaway Co. Ltd.	970,000	5,574
* Mercuries Life Insurance Co. Ltd.	10,551,673	5,521
Tung Thih Electronic Co. Ltd.	765,000	5,433
TA Chen Stainless Pipe	9,448,195	5,428
Chong Hong Construction Co. Ltd.	2,264,416	5,377
Pharmally International Holding Co. Ltd.	378,000	5,319
Getac Technology Corp.	4,205,000	5,318
Topco Scientific Co. Ltd.	1,730,724	5,301
Ardentec Corp.	5,684,909	5,264
U-Ming Marine Transport Corp.	5,060,000	5,260
Ginko International Co. Ltd.	567,800	5,237
USI Corp.	10,467,347	5,185
* Shin Zu Shing Co. Ltd.	1,698,000	5,183
* YFY Inc.	15,128,515	5,135
Visual Photonics Epitaxy Co. Ltd.	2,210,812	5,058
Prince Housing & Development Corp.	13,981,559	5,046
Farglory Land Development Co. Ltd.	3,971,815	4,973
Shinkong Synthetic Fibers Corp.	16,299,451	4,951
* Wan Hai Lines Ltd.	8,613,325	4,933
Flytech Technology Co. Ltd.	1,511,919	4,897
* Goldsun Building Materials Co. Ltd.	15,610,830	4,854
ScinoPharm Taiwan Ltd.	3,546,212	4,809
TXC Corp.	3,309,979	4,785
* Neo Solar Power Corp.	10,347,268	4,779
Depo Auto Parts Ind Co. Ltd.	1,749,000	4,752
Pan-International Industrial Corp.	4,874,991	4,738
Lotes Co. Ltd.	810,000	4,683
Wisdom Marine Lines Co. Ltd.	4,811,445	4,574
* Radium Life Tech Co. Ltd.	10,411,865	4,569
* President Securities Corp.	9,760,613	4,525
Ton Yi Industrial Corp.	9,372,850	4,500
United Integrated Services Co. Ltd.	2,379,000	4,476
Casetek Holdings Ltd.	1,410,000	4,454
China General Plastics Corp.	4,630,774	4,441
UPC Technology Corp.	9,313,767	4,382
Taiwan Styrene Monomer	6,341,342	4,377
China Man-Made Fiber Corp.	14,751,150	4,347
* Center Laboratories Inc.	2,210,264	4,326

Wowprime Corp.	756,015	4,228
Namchow Chemical Industrial Co. Ltd.	1,976,000	4,228
Sitronix Technology Corp.	1,311,000	4,192
Cathay Real Estate Development Co. Ltd.	7,261,800	4,172
FocalTech Systems Co. Ltd.	3,139,098	4,100
Sunny Friend Environmental Technology Co. Ltd.	804,000	4,086
Formosa International Hotels Corp.	771,422	3,998
* Motech Industries Inc.	4,960,409	3,989
* Taiwan TEA Corp.	7,421,000	3,981
momo.com Inc.	554,000	3,929
Syncmold Enterprise Corp.	1,775,000	3,839
Taiwan FamilyMart Co. Ltd.	564,000	3,837
Advanced Wireless Semiconductor Co.	1,654,000	3,747
Chaun-Choung Technology Corp.	894,000	3,743
Taiwan Semiconductor Co. Ltd.	2,763,000	3,742
Kinik Co.	1,449,000	3,733
Aten International Co. Ltd.	1,436,000	3,718
AcBel Polytech Inc.	4,801,000	3,696
Kung Long Batteries Industrial Co. Ltd.	720,487	3,686
Systex Corp.	1,936,000	3,684
* Sigurd Microelectronics Corp.	3,952,000	3,676
Adlink Technology Inc.	1,728,614	3,671
Posiflex Technology Inc.	661,384	3,660
BES Engineering Corp.	16,731,000	3,609
* Lealea Enterprise Co. Ltd.	9,963,197	3,598
Firich Enterprises Co. Ltd.	2,411,152	3,572
Mercuries & Associates Holding Ltd.	4,740,673	3,562
* Yang Ming Marine Transport Corp.	7,979,487	3,553
Sporton International Inc.	710,989	3,544
YC INOX Co. Ltd.	4,261,100	3,514
* Wah Lee Industrial Corp.	2,092,000	3,499
IEI Integration Corp.	2,268,694	3,469
Test Rite International Co. Ltd.	4,689,314	3,463
* Iron Force Industrial Co. Ltd.	679,000	3,451
Rechi Precision Co. Ltd.	3,283,596	3,443
* Microbio Co. Ltd.	4,430,907	3,432
Hung Sheng Construction Ltd.	5,247,000	3,415
* Ritek Corp.	20,197,976	3,409
Pixart Imaging Inc.	1,190,711	3,390
OptoTech Corp.	6,255,000	3,373
Faraday Technology Corp.	2,460,666	3,372
Elite Semiconductor Memory Technology Inc.	2,845,000	3,359
Universal Cement Corp.	4,453,220	3,334
International Games System Co. Ltd.	623,000	3,277
Xxentria Technology Materials Corp.	1,566,224	3,263
* Taiwan Cogeneration Corp.	4,154,550	3,261
Holtek Semiconductor Inc.	1,676,000	3,251
YungShin Global Holding Corp.	2,359,850	3,204
Basso Industry Corp.	1,173,200	3,197
Yulon Nissan Motor Co. Ltd.	332,179	3,151
* Nan Liu Enterprise Co. Ltd.	649,000	3,139
Long Bon International Co. Ltd.	5,915,000	3,105
* Wafer Works Corp.	4,544,542	3,088
* Gloria Material Technology Corp.	4,615,136	3,079
China Metal Products	3,034,243	3,060
Masterlink Securities Corp.	11,319,027	3,032
* Wei Chuan Foods Corp.	4,879,000	3,006

Toung Loong Textile Manufacturing	1,030,000	3,003
Soft-World International Corp.	1,121,620	2,978
Senao International Co. Ltd.	1,537,000	2,953
* Gintech Energy Corp.	5,397,181	2,949
Sinyi Realty Inc.	2,724,453	2,933
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,174,250	2,930
Zeng Hsing Industrial Co. Ltd.	690,000	2,925
* Lextar Electronics Corp.	4,974,000	2,900
Quanta Storage Inc.	2,107,000	2,899
Brogent Technologies Inc.	332,642	2,891
Li Cheng Enterprise Co. Ltd.	1,027,960	2,885
Sampo Corp.	5,771,000	2,884
Alpha Networks Inc.	3,507,000	2,868
* Ho Tung Chemical Corp.	10,423,337	2,859
Chlitina Holding Ltd.	668,300	2,846
Taiwan Land Development Corp.	8,145,744	2,832
Taiwan Surface Mounting Technology Corp.	3,450,118	2,827
Asia Polymer Corp.	4,609,522	2,795
Taiwan PCB Techvest Co. Ltd.	2,827,153	2,764
* Taigen Biopharmaceuticals Holdings Ltd.	3,480,289	2,760
Everlight Chemical Industrial Corp.	4,662,113	2,755
Kuoyang Construction Co. Ltd.	5,936,696	2,743
Holy Stone Enterprise Co. Ltd.	2,213,500	2,709
Test Research Inc.	2,259,503	2,693
Gemtek Technology Corp.	3,079,564	2,673
Yeong Guan Energy Technology Group Co. Ltd.	985,000	2,669
* Li Peng Enterprise Co. Ltd.	9,505,615	2,666
Asia Vital Components Co. Ltd.	2,991,148	2,621
Hsin Kuang Steel Co. Ltd.	2,578,000	2,581
Pan Jit International Inc.	4,084,000	2,567
TYC Brother Industrial Co. Ltd.	2,505,000	2,559
Kindom Construction Corp.	4,204,000	2,534
Lite-On Semiconductor Corp.	2,556,439	2,530
CyberTAN Technology Inc.	3,765,000	2,523
* CMC Magnetics Corp.	19,641,364	2,522
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	919,000	2,507
Sincere Navigation Corp.	3,742,000	2,484
Evergreen International Storage & Transport Corp.	5,350,000	2,480
Huang Hsiang Construction Corp.	2,043,000	2,479
Taiflex Scientific Co. Ltd.	1,681,549	2,470
Gigasolar Materials Corp.	294,600	2,467
* Weltrend Semiconductor	2,612,500	2,460
Darwin Precisions Corp.	5,838,000	2,456
Sunplus Technology Co. Ltd.	5,294,000	2,442
* Shining Building Business Co. Ltd.	7,128,993	2,420
L&K Engineering Co. Ltd.	2,002,000	2,418
Jentech Precision Industrial Co. Ltd.	947,354	2,406
Career Technology MFG. Co. Ltd.	3,619,000	2,405
* D-Link Corp.	6,473,204	2,388
Federal Corp.	5,031,272	2,368
* Orient Semiconductor Electronics Ltd.	8,001,000	2,328
* Medigen Biotechnology Corp.	1,443,032	2,321
* Swancor Holding Co. Ltd.	808,000	2,295
Zinwell Corp.	2,193,000	2,271
Rich Development Co. Ltd.	7,044,000	2,262
Topkey Corp.	666,385	2,217
Altek Corp.	2,489,353	2,169

Formosan Rubber Group Inc.	4,297,503	2,141
* Gigastorage Corp.	3,705,096	2,128
Chung Hwa Pulp Corp.	6,321,712	2,124
* Ichia Technologies Inc.	3,378,000	2,120
Vivotek Inc.	721,401	2,111
Dynapack International Technology Corp.	1,551,000	2,012
Lingsen Precision Industries Ltd.	4,121,000	2,004
Nien Hsing Textile Co. Ltd.	2,601,468	1,943
Darfon Electronics Corp.	2,280,000	1,936
* HannsTouch Solution Inc.	5,691,559	1,912
MIN AIK Technology Co. Ltd.	1,897,000	1,910
* CSBC Corp. Taiwan	4,375,100	1,898
Nan Ya Printed Circuit Board Corp.	2,403,059	1,882
Green Seal Holding Ltd.	634,590	1,859
* ALI Corp.	2,722,000	1,850
* Chimei Materials Technology Corp.	4,116,000	1,845
* TWi Pharmaceuticals Inc.	697,000	1,822
* Unitech Printed Circuit Board Corp.	5,114,248	1,821
* Elitegroup Computer Systems Co. Ltd.	2,766,441	1,808
Globe Union Industrial Corp.	2,412,625	1,807
Hong Pu Real Estate Development Co. Ltd.	2,311,946	1,788
Chun Yuan Steel	4,652,653	1,764
Sonix Technology Co. Ltd.	1,594,000	1,735
* WUS Printed Circuit Co. Ltd.	2,844,000	1,667
KEE TAI Properties Co. Ltd.	4,962,740	1,643
Tong-Tai Machine & Tool Co. Ltd.	2,358,218	1,640
* Unizyx Holding Corp.	3,418,000	1,624
* Etron Technology Inc.	4,120,000	1,622
* Gold Circuit Electronics Ltd.	4,786,000	1,616
* Lotus Pharmaceutical Co. Ltd.	889,000	1,583
Bank of Kaohsiung Co. Ltd.	4,628,508	1,571
Kuo Toong International Co. Ltd.	2,308,643	1,563
China Chemical & Pharmaceutical Co. Ltd.	2,607,000	1,546
* Solartech Energy Corp.	3,284,364	1,523
Global Mixed Mode Technology Inc.	673,000	1,498
* King's Town Construction Co. Ltd.	1,882,771	1,490
Tyntek Corp.	3,415,438	1,475
ITE Technology Inc.	1,343,625	1,454
Infortrend Technology Inc.	2,890,000	1,446
* Jess-Link Products Co. Ltd.	1,495,458	1,433
Taiyen Biotech Co. Ltd.	1,419,979	1,411
* Green Energy Technology Inc.	2,937,405	1,386
Sheng Yu Steel Co. Ltd.	1,178,000	1,385
Concord Securities Co. Ltd.	6,330,219	1,382
Johnson Health Tech Co. Ltd.	1,105,110	1,345
Ability Enterprise Co. Ltd.	2,117,249	1,325
CHC Healthcare Group	966,489	1,324
Unity Opto Technology Co. Ltd.	3,520,409	1,323
Cyberlink Corp.	627,578	1,318
* G Tech Optoelectronics Corp.	2,044,777	1,313
* Phihong Technology Co. Ltd.	2,890,000	1,163
* E-Ton Solar Tech Co. Ltd.	4,174,096	1,148
* Ta Ya Electric Wire & Cable	5,177,950	1,146
* AGV Products Corp.	4,394,203	1,131
Advanced International Multitech Co. Ltd.	962,000	1,126
* Silicon Integrated Systems Corp.	4,465,638	1,066
* Global Brands Manufacture Ltd.	2,831,462	1,051

Sunrex Technology Corp.	1,541,179	1,038
Advanced Semiconductor Engineering Inc. ADR	157,173	1,036
* Dynamic Electronics Co. Ltd.	2,634,000	1,034
* China Electric Manufacturing Corp.	3,905,000	1,033
ACES Electronic Co. Ltd.	1,099,000	1,018
Chinese Maritime Transport Ltd.	1,086,070	979
* Champion Building Materials Co. Ltd.	3,665,000	896
FSP Technology Inc.	1,120,071	895
GeoVision Inc.	630,146	847
* ENG Electric Co. Ltd.	1,529,782	810
* LES Enphants Co. Ltd.	2,209,461	805
Tsann Kuen Enterprise Co. Ltd.	930,000	781
* Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	706
San Shing Fastech Corp.	408,406	687
Taiwan Shin Kong Security Co. Ltd.	528,183	664
* Young Optics Inc.	419,000	571
XPEC Entertainment Inc.	872,075	381
Microlife Corp.	147,400	344
* Tatung Co. Ltd. GDR	38,879	327
* Airtac International Group Rights to Expire 8/9/2017	80,416	289
Taiwan Fire & Marine Insurance Co. Ltd.	117,053	74
Ambassador Hotel	46,531	36
* Long Chen Paper Co. Ltd. Rights Exp. 08/14/2017	167,458	25
Chia Hsin Cement Corp.	22,000	8
* ProMOS Technologies Inc.	5,975,000	—
		9,381,611
Thailand (0.8%)
* PTT PCL	15,700,390	183,113
Siam Cement PCL NVDR	7,018,920	106,687
* CP ALL PCL (Local)	44,018,087	80,403
Kasikornbank PCL (XBKK)	11,674,163	67,540
* Siam Commercial Bank PCL (Local)	14,010,997	61,898
Kasikornbank PCL (Foreign)	10,213,033	60,775
* Central Pattana PCL (XBKK)	28,731,092	60,011
Siam Cement PCL (Foreign)	3,663,835	55,690
* Bangkok Dusit Medical Services PCL (XBKK)	93,533,999	53,667
Siam Commercial Bank PCL	11,738,800	51,860
* Minor International PCL	39,942,999	50,768
* Airports of Thailand PCL	32,024,010	49,586
* Advanced Info Service PCL (Local)	8,777,578	48,913
* PTT Global Chemical PCL (XBKK)	21,393,985	46,080
Intouch Holdings PCL (XBKK)	24,253,100	43,538
CP ALL PCL (Foreign)	21,281,270	38,872
* Charoen Pokphand Foods PCL	47,541,522	35,138
* Airports of Thailand PCL (Foreign)	22,352,387	34,610
Bangkok Bank PCL (Foreign)	5,847,302	32,419
* Krung Thai Bank PCL (XBKK)	57,721,713	31,399
* PTT Exploration and Production PCL (Local)	11,814,578	31,269
Advanced Info Service PCL (Foreign)	5,579,928	31,094
PTT PCL (Foreign)	2,243,290	26,163
* Thai Oil PCL	9,308,817	23,996
* Electricity Generating PCL	3,285,691	21,522
* Banpu PCL (Local)	42,870,449	21,014
* Bumrungrad Hospital PCL (XBKK)	3,820,662	20,087
Siam Commercial Bank PCL (Foreign)	4,505,200	19,903
* Kasikornbank PCL (XBKK)	3,382,600	19,570
* Bangkok Expressway & Metro PCL (XBKK)	86,419,654	19,485

*	IRPC PCL	112,147,272	18,537
	BTS Group Holdings PCL (XBKK)	71,651,600	18,525
*	Indorama Ventures PCL (XBKK)	16,031,915	17,932
*	True Corp. PCL (XBKK)	100,374,871	17,044
*	Delta Electronics Thailand PCL	6,130,690	16,374
*	Thanachart Capital PCL	11,375,400	16,325
*	Thai Union Group PCL	25,721,395	15,694
*	Digital Telecommunications Infrastructure Fund	35,825,500	15,510
	PTT Exploration & Production PCL (Foreign)	5,711,010	15,115
*	Home Product Center PCL (XBKK)	49,222,703	14,644
	Ratchaburi Electricity Generating Holding PCL	8,995,000	14,594
*	Bangchak Corp. PCL	13,577,600	14,185
*	Total Access Communication PCL	8,290,400	13,504
*	KCE Electronics PCL	5,194,800	13,497
*	Kiatnakin Bank PCL (XBKK)	6,666,400	13,370
	Land & Houses PCL (XBKK)	41,938,792	12,601
*	CH Karnchang PCL	14,130,000	12,103
*	TMB Bank PCL (XBKK)	167,407,700	11,877
*	BTS Rail Mass Transit Growth Infrastructure Fund	34,985,524	11,872
*	Jasmine Broadband Internet Infrastructure Fund	34,503,900	11,831
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	23,562,800	11,826
*	Sino-Thai Engineering & Construction PCL	15,032,542	11,633
*	Land & Houses PCL (XBKK)	38,588,344	11,595
*	Central Plaza Hotel PCL	8,869,000	10,871
	Thai Oil PCL (Foreign)	4,176,800	10,767
*	Srisawad Corp. PCL	6,349,116	10,066
*	Robinson PCL	5,684,600	9,956
	Bangkok Dusit Medical Services PCL (XBKK)	17,246,000	9,895
*	Tisco Financial Group PCL (XBKK)	4,434,920	9,829
*	Muangthai Leasing PCL	8,803,400	9,459
*,2 Star Petroleum Refining PCL		19,694,900	9,119
*	Supalai PCL	12,730,900	9,102
	PTT Global Chemical PCL (XBKK)	4,225,236	9,101
*	Berli Jucker PCL (XBKK)	6,381,965	8,871
*	Bangkok Land PCL	162,218,700	8,829
*	Siam City Cement PCL (Local)	892,149	8,338
*	Glow Energy PCL	3,374,536	8,213
	Krung Thai Bank PCL (Foreign)	14,913,137	8,112
	TMB Bank PCL (XBKK)	112,734,300	7,998
*	TPI Polene PCL	116,794,900	7,936
	Bangkok Life Assurance PCL (XBKK)	6,119,320	7,675
*	Hana Microelectronics PCL	6,185,000	7,468
	Berli Jucker PCL (XBKK)	5,312,837	7,384
*	Carabao Group PCL	3,350,400	6,997
	Tisco Financial Group PCL (XBKK)	3,088,700	6,845
*	Sansiri PCL (Local)	108,313,000	6,770
*	Siam Global House PCL	15,955,958	6,569
*	Superblock PCL	168,496,200	6,530
*	Major Cineplex Group PCL	6,929,080	6,397
	Thai Union Frozen Products PCL (Foreign)	10,402,800	6,347
	Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,138
*	Thai Airways International PCL	10,977,878	6,135
	Glow Energy PCL (Foreign)	2,486,345	6,051
	Home Product Center PCL (XBKK)	20,294,238	6,038
*	Banpu Power PCL	7,500,000	6,033
*	Tipco Asphalt PCL	8,739,400	5,932
	Beauty Community PCL	16,397,842	5,861

* AP Thailand PCL	24,345,000	5,636
* BEC World PCL	10,134,290	5,636
* Krungthai Card PCL	1,840,200	5,521
Global Power Synergy PCL	4,434,100	5,130
* Chularat Hospital PCL	65,649,060	5,088
* Bangkok Airways PCL	9,142,200	5,026
Unique Engineering & Construction PCL	8,971,600	4,853
* Vibhavadi Medical Center PCL	60,117,500	4,839
* Quality Houses PCL (XBKK)	65,505,450	4,802
Banpu PCL	9,653,191	4,732
Indorama Ventures PCL (XBKK)	4,205,648	4,704
* Thai Vegetable Oil PCL	5,106,970	4,642
* Amata Corp. PCL	9,805,400	4,627
* Italian-Thai Development PCL (XBKK)	38,762,400	4,590
* Gunkul Engineering PCL	39,600,417	4,549
Central Pattana PCL (XBKK)	2,171,400	4,535
* VGI Global Media PCL (XBKK)	28,911,092	4,515
* Dynasty Ceramic PCL	36,061,100	4,381
* Taokaenoi Food & Marketing PCL	7,232,551	4,370
* Esso Thailand PCL	14,478,600	4,289
* Group Lease PCL (XBKK)	6,929,900	4,227
BTS Group Holdings PCL (XBKK)	16,254,048	4,202
* WHA Corp. PCL (XBKK)	44,935,650	4,107
* LPN Development PCL	11,461,800	3,997
* CK Power PCL	39,599,200	3,953
* GFPT PCL	6,718,400	3,895
* PTG Energy PCL	6,739,800	3,724
* Bangkok Chain Hospital PCL (XBKK)	8,774,800	3,688
Bangkok Expressway & Metro PCL (XBKK)	16,239,220	3,661
* Thaicom PCL	7,714,400	3,616
Krung Thai Bank PCL (XBKK)	6,628,400	3,606
Kiatnakin Bank PCL (XBKK)	1,775,743	3,561
IRPC PCL (Foreign)	21,536,685	3,560
* IMPACT Growth REIT	8,025,600	3,378
* Sri Trang Agro-Industry PCL	8,985,400	3,317
* Thoresen Thai Agencies PCL (XBKK)	12,775,600	3,262
* BTS Group Holdings PCL (XBKK)	12,403,783	3,207
* True Corp. PCL (XBKK)	18,332,489	3,113
* Pruksa Real Estate PCL (XBKK)	5,010,600	3,103
* TTW PCL (XBKK)	9,005,800	2,950
* Thaifoods Group PCL	18,871,111	2,891
* SPCG PCL	4,750,200	2,883
* Samart Corp. PCL (XBKK)	6,202,900	2,667
* U City PCL	2,904,235,031	2,618
* TICON Industrial Connection PCL	6,084,200	2,560
Jasmine International PCL (XBKK)	11,311,800	2,548
Hana Microelectronics PCL (Foreign)	2,059,900	2,487
Bangkok Chain Hospital PCL (XBKK)	5,881,825	2,472
TTW PCL (XBKK)	6,920,300	2,267
Siam City Cement PCL (Foreign)	241,532	2,257
WHA Corp. PCL (XBKK)	21,886,088	2,000
* Inter Far East Energy Corp.	19,507,600	1,817
Pruksa Real Estate PCL (XBKK)	2,710,500	1,679
* Jasmine International PCL (XBKK)	6,237,000	1,405
VGI Global Media PCL (XBKK)	8,894,080	1,389
* Univentures PCL (XBKK)	5,796,300	1,357
BEC World PCL (Foreign)	2,370,905	1,319

Group Lease PCL (XBKK)	2,139,800	1,305
* Thai Airways International PCL (Foreign)	2,250,593	1,258
* Cal-Comp Electronics Thailand PCL	12,506,897	1,173
Quality Houses PCL (XBKK)	14,903,018	1,093
* Ratchaburi Electricity Generating Holding PCL (Local)	653,655	1,061
* Precious Shipping PCL (XBKK)	3,757,443	1,051
Bumrungrad Hospital PCL (XBKK)	192,100	1,010
Asian Property Development PCL (Foreign)	4,332,944	1,003
Univentures PCL (XBKK)	4,060,200	951
Sansiri PCL (Foreign)	14,838,699	927
Thoresen Thai Agencies PCL (XBKK)	3,460,578	884
Italian-Thai Development PCL (XBKK)	7,424,785	879
* Total Access Communication PCL (Local)	412,177	671
* Maybank Kim Eng Securities Thailand PCL	924,100	614
Bangkok Life Assurance PCL (XBKK)	412,998	518
* Precious Shipping PCL (XBKK)	1,281,450	358
Samart Corp. PCL (XBKK)	810,500	348
Minor International PCL (Foreign)	206,679	263
Thai Reinsurance PCL	3,199,050	166
* Group Lease PCL Warrants Expire 8/1/2018	712,181	109
* CK Power PCL Foreign Line Warrants Expire 5/28/2020	6,341,340	86
BCPG PCL	180,945	84
* BTS Group Hldgs Warrants Exp. 3/30/2017	5,418,016	62
* Intouch Holdings PCL (XBKK)	22,843	41
* WHA Corp. PCL Warrants Expire 12/31/19	201,600	38
* VGI Global Media PCL Warrants Exp. 12/31/2049	4,533,368	37
* Srisawad Power 1979 PCL Warrants Expire 11/30/2017	126,432	35
* Thoresen Thai Agencies PCL Expire 2/28/2019	701,670	29
* Italian-Thai Development PCL Warrants Expire 5/13/19	2,522,957	29
* Sansiri PLC Foreign Warrants Expire 11/24/17	7,803,235	16
* G J Steel PCL Warrants Exp. 2/7/2020	9,920,670	15
* G Steel PCL	1,479,014	15
* Samart Corp. PCL Warrants Expire 2/11/2018	661,060	11
* Loxley PCL Warrants Exp 9/30/2017	32,585	—
* Vibhavadi Medical Center PCL Warrants Expire 5/9/2022	4,624,423	—
* Thaifoods Group PCL Warrants Exp. 04/28/2020	1,805,581	—
* Precious Shipping PCL Warrants	151,835	—
		2,246,238
Turkey (0.3%)
Turkiye Garanti Bankasi AS	25,804,976	77,278
Akbank TAS	25,589,082	76,125
BIM Birlesik Magazalar AS	2,805,895	54,724
Tupras Turkiye Petrol Rafinerileri AS	1,560,187	48,082
Turkcell Iletisim Hizmetleri AS	11,875,670	43,427
KOC Holding AS	9,109,584	42,424
Eregli Demir ve Celik Fabrikalari TAS	17,122,711	38,176
Turkiye Is Bankasi	17,632,999	37,958
Turkiye Halk Bankasi AS	7,662,643	32,876
Haci Omer Sabanci Holding AS (Bearer)	10,231,266	31,449
Turkiye Vakiflar Bankasi TAO	12,991,101	26,003
* Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,343,664	22,020
* Turk Hava Yollari AO	6,640,390	16,674
Arcelik AS	2,212,433	16,355
* Yapi ve Kredi Bankasi AS	10,925,636	14,103
Tofas Turk Otomobil Fabrikasi AS	1,605,007	14,103
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,378,209	13,952
Aselsan Elektronik Sanayi Ve Ticaret AS	2,000,858	13,682

* Turk Telekomunikasyon AS	6,591,799	13,589
Petkim Petrokimya Holding AS	7,178,119	13,123
Ulker Biskuvi Sanayi AS	1,971,184	11,902
Enka Insaat ve Sanayi AS	7,433,999	11,665
TAV Havalimanlari Holding AS	1,912,438	11,590
Ford Otomotiv Sanayi AS	866,833	11,091
Turkiye Sise ve Cam Fabrikalari AS	8,230,821	10,530
Coca-Cola Icecek AS	834,258	10,082
Soda Sanayii AS	4,684,637	7,588
Tekfen Holding AS	2,030,388	6,313
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	10,216,671	5,869
* Koza Altin Isletmeleri AS	621,297	5,705
Turkiye Sinai Kalkinma Bankasi AS	12,134,862	5,280
Trakya Cam Sanayii AS	4,690,648	4,961
Turk Traktor ve Ziraat Makineleri AS	171,003	3,968
Aygaz AS	800,761	3,669
Yazicilar Holding AS Class A	499,353	3,592
* Koza Anadolu Metal Madencilik Isletmeleri AS	2,564,406	3,571
Otokar Otomotiv Ve Savunma Sanayi A.S.	98,555	3,552
* Aksa Enerji Uretim AS Class B	3,010,104	3,543
* Migros Ticaret AS	406,341	3,437
* Zorlu Enerji Elektrik Uretim AS	7,856,530	3,285
Aksa Akrilik Kimya Sanayii AS	759,156	3,006
* Logo Yazilim Sanayi Ve Ticaret AS	186,015	2,904
* Pegasus Hava Tasimaciligi AS	415,392	2,847
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,000,476	2,731
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	2,039,972	2,458
Is Gayrimenkul Yatirim Ortakligi AS	5,561,049	2,337
Cimsa Cimento Sanayi VE Ticaret AS	545,103	2,333
* Dogan Sirketler Grubu Holding AS	9,251,933	2,185
* Sekerbank TAS	5,118,709	2,022
Tat Gida Sanayi AS	920,841	1,900
* Aksigorta AS	2,098,203	1,897
Akcansa Cimento AS	525,770	1,835
* NET Holding AS	2,064,993	1,813
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,299,261	1,699
* Afyon Cimento Sanayi TAS	645,143	1,673
* Vestel Elektronik Sanayi ve Ticaret AS	810,300	1,658
Anadolu Cam Sanayii AS	2,388,454	1,630
Anadolu Hayat Emeklilik AS	850,241	1,607
* Gubre Fabrikalari TAS	979,264	1,495
Albaraka Turk Katilim Bankasi AS	3,610,845	1,478
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,330,569	1,478
Alarko Holding AS	859,319	1,399
AvivaSA Emeklilik ve Hayat AS	242,269	1,373
EGE Endustri VE Ticaret AS	16,992	1,287
* Dogus Otomotiv Servis ve Ticaret AS	454,892	1,241
Torunlar Gayrimenkul Yatirim Ortakligi AS	748,102	1,124
* Ihlas Holding AS	6,005,398	1,043
* Bagfas Bandirma Gubre Fabrikalari AS	283,578	1,032
* Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	45,087	1,028
* Vakif Gayrimenkul Yatirim Ortakligi AS	987,873	969
* Bizim Toptan Satis Magazalari AS	226,412	879
Adana Cimento Sanayii TAS Class A	425,982	817
* Akenerji Elektrik Uretim AS	2,448,541	814
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	373,228	775
Konya Cimento Sanayii AS	8,327	667

* Turcas Petrol AS	724,518	453
* Asya Katilim Bankasi AS	6,861,580	—
		835,203
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	21,730,133	110,867
First Abu Dhabi Bank PJSC	34,192,233	99,149
Emaar Properties PJSC	44,008,393	98,649
Abu Dhabi Commercial Bank PJSC	24,529,626	48,392
DP World Ltd.	2,040,317	46,899
Aldar Properties PJSC	41,914,848	26,689
Dubai Islamic Bank PJSC	15,858,070	26,232
DAMAC Properties Dubai Co. PJSC	21,603,911	23,515
Emaar Malls PJSC	25,603,506	17,281
Union National Bank PJSC	13,592,329	16,745
Dubai Investments PJSC	17,617,703	11,320
* Arabtec Holding PJSC	9,255,459	8,720
Air Arabia PJSC	29,392,310	8,484
* DXB Entertainments PJSC	39,320,907	8,270
* Dana Gas PJSC	44,011,468	7,661
* Dubai Financial Market PJSC	19,632,553	6,352
Al Waha Capital PJSC	10,869,660	5,447
Amanat Holdings PJSC	15,696,519	4,780
* Union Properties PJSC	17,467,015	4,415
* Eshraq Properties Co. PJSC	15,506,493	3,964
* Deyaar Development PJSC	20,444,006	2,941
* Amlak Finance PJSC	8,141,438	2,524
RAK Properties PJSC	13,400,917	2,480
National Central Cooling Co. PJSC	3,997,878	2,251
* Drake & Scull International PJSC	10,774,405	1,169
		595,196
United Kingdom (12.6%)
HSBC Holdings plc	252,798,213	2,531,752
British American Tobacco plc	28,041,027	1,744,313
Royal Dutch Shell plc Class A (XLON)	55,564,988	1,569,235
BP plc	242,755,162	1,425,884
Royal Dutch Shell plc Class B	46,416,543	1,322,302
GlaxoSmithKline plc	60,858,314	1,211,505
Diageo plc	31,124,501	1,005,227
Vodafone Group plc	335,497,204	983,462
AstraZeneca plc	15,964,378	951,526
Unilever plc	15,082,909	860,220
Prudential plc	32,535,668	793,887
Lloyds Banking Group plc	898,492,921	776,781
Reckitt Benckiser Group plc	7,835,325	761,808
Rio Tinto plc	15,165,128	710,744
Glencore plc	146,827,373	647,714
Barclays plc	213,860,176	573,413
National Grid plc	43,235,107	534,986
Imperial Brands plc	12,033,341	495,573
BHP Billiton plc	26,194,700	477,635
Shire plc	8,434,098	471,487
BT Group plc	105,492,576	436,560
* Compass Group plc	19,871,628	424,004
* Standard Chartered plc	33,952,842	379,534
Aviva plc	51,058,089	362,922
WPP plc	15,582,219	317,781

BAE Systems plc	40,032,328	317,610
CRH plc (XDUB)	8,667,673	304,245
RELX NV (XLON)	13,367,161	291,154
Legal & General Group plc	74,466,795	263,666
Rolls-Royce Holdings plc	20,692,306	242,450
* Tesco plc	102,858,999	236,423
Experian plc	11,853,735	235,489
* Anglo American plc	14,130,332	233,740
SSE plc	12,720,595	231,494
London Stock Exchange Group plc	3,931,588	194,641
Smith & Nephew plc	11,063,686	192,507
Wolseley plc	3,197,884	190,939
Centrica plc	68,889,955	180,469
Associated British Foods plc	4,376,804	171,219
Sky plc	12,996,853	165,634
Shire plc ADR	934,474	156,562
Old Mutual plc	59,933,198	155,448
Carnival plc	2,262,276	152,696
3i Group plc	11,974,536	147,827
Standard Life plc	24,821,934	142,878
InterContinental Hotels Group plc	2,397,700	135,672
Ashtead Group plc	6,284,484	135,018
* Royal Bank of Scotland Group plc	40,621,894	133,181
Land Securities Group plc	9,607,860	129,567
Bunzl plc	4,274,408	129,060
Persimmon plc	3,862,638	127,625
Burberry Group plc	5,560,417	125,429
Mondi plc	4,618,501	121,649
Sage Group plc	13,669,272	121,560
Whitbread plc	2,310,911	117,348
Intertek Group plc	2,042,430	115,858
2 Worldpay Group plc	23,624,340	115,282
RSA Insurance Group plc	12,855,743	110,685
Randgold Resources Ltd.	1,173,000	109,188
Kingfisher plc	28,086,344	108,996
ITV plc	47,016,229	107,517
St. James's Place plc	6,590,503	105,859
British Land Co. plc	12,976,576	104,564
Paddy Power Betfair plc	1,040,373	103,924
Taylor Wimpey plc	41,026,424	103,042
Barratt Developments plc	12,648,433	102,727
United Utilities Group plc	8,596,625	101,874
Smiths Group plc	5,019,775	101,675
International Consolidated Airlines Group SA (London Shares)	13,173,852	100,470
DCC plc	1,127,357	99,109
Informa plc	10,374,592	95,154
Next plc	1,775,474	92,547
GKN plc	21,659,408	91,887
Pearson plc	10,357,812	89,637
Smurfit Kappa Group plc	2,998,770	89,100
Rentokil Initial plc	23,225,988	89,014
Johnson Matthey plc	2,397,992	88,875
Segro plc	12,718,822	88,519
Severn Trent plc	2,965,604	87,685
Marks & Spencer Group plc	20,512,516	87,181
Direct Line Insurance Group plc	17,425,366	86,118
Wm Morrison Supermarkets plc	27,098,731	85,946

	G4S plc	19,515,609	84,712
	Micro Focus International plc	2,795,916	82,335
	DS Smith plc	12,639,928	80,518
	Croda International plc	1,604,985	78,317
	Hammerson plc	10,116,212	76,666
	Coca-Cola HBC AG	2,488,119	75,223
	Berkeley Group Holdings plc	1,610,490	74,273
	Capita plc	8,360,163	72,641
	Melrose Industries plc	23,196,278	71,120
	Admiral Group plc	2,548,866	69,533
	Halma plc	4,795,107	69,503
	Spirax-Sarco Engineering plc	933,516	68,514
*,2 ConvaTec Group plc		16,621,137	68,122
	Weir Group plc	2,753,608	66,650
	TUI AG (XLON)	4,196,394	65,958
	J Sainsbury plc	20,313,155	65,631
	Bellway plc	1,550,969	65,309
	Meggitt plc	9,804,133	65,073
	Rightmove plc	1,170,741	64,945
	CRH plc (XLON)	1,847,875	64,732
	Schroders plc	1,415,313	64,315
	Travis Perkins plc	3,207,157	64,234
	Royal Mail plc	11,580,986	61,580
	RPC Group plc	5,169,540	61,124
	Hiscox Ltd.	3,542,043	60,684
2	Auto Trader Group plc	11,992,365	60,567
	Investec plc	7,959,538	60,437
*	British American Tobacco plc ADR	953,328	59,602
*	Just Eat plc	7,247,259	59,362
	Inmarsat plc	5,711,036	58,448
	Inchcape plc	5,331,242	56,513
	Hargreaves Lansdown plc	3,094,189	56,301
	Pennon Group plc	5,262,635	55,937
2	Merlin Entertainments plc	8,911,088	55,177
	Antofagasta plc	4,381,227	54,713
	IMI plc	3,421,590	54,336
	Aberdeen Asset Management plc	12,377,437	53,804
*	NEPI Rockcastle plc	3,987,147	53,112
	Booker Group plc	20,911,518	53,104
	Cobham plc	30,149,604	52,812
	Tate & Lyle plc	5,912,509	52,427
	BBA Aviation plc	13,010,427	51,455
	Provident Financial plc	1,880,099	51,182
	Phoenix Group Holdings	5,064,819	51,008
*	Metro Bank plc	1,031,092	49,286
	Spectris plc	1,515,996	49,205
	B&M European Value Retail SA	10,205,530	48,503
	Royal Dutch Shell plc Class A (XAMS)	1,710,734	48,397
^	Mediclinic International plc	4,954,710	48,396
	Derwent London plc	1,285,643	48,305
	UBM plc	5,024,565	47,977
*	Paysafe Group plc	6,110,851	47,562
	Fresnillo plc	2,337,407	47,436
	Playtech plc	3,734,843	47,330
*	Indivior plc	9,167,413	46,408
	Electrocomponents plc	5,619,682	45,994
	TP ICAP plc	7,041,413	45,183

Dixons Carphone plc	12,702,034	45,114
easyJet plc	2,763,294	45,070
Beazley plc	6,645,559	44,911
Howden Joinery Group plc	7,721,950	43,311
Man Group plc	20,476,013	43,228
* BTG plc	4,866,225	42,303
Intermediate Capital Group plc	3,518,998	42,077
SSP Group plc	6,061,722	40,747
Close Brothers Group plc	1,963,741	39,929
* CYBG plc	11,312,098	39,847
Polymetal International plc	3,255,829	39,648
Saga plc	14,290,370	39,356
Shaftesbury plc	3,003,270	38,964
IG Group Holdings plc	4,618,788	38,796
* Tullow Oil plc	17,378,767	38,653
Intu Properties plc	11,455,336	38,619
John Wood Group plc	4,693,477	37,879
Ladbrokes Coral Group plc	22,528,942	37,595
Hays plc	17,065,338	37,529
GVC Holdings plc	3,691,054	37,435
Jupiter Fund Management plc	5,310,560	37,364
IWG plc	8,475,045	36,720
William Hill plc	10,880,329	35,961
Tritax Big Box REIT plc	18,192,726	35,926
Babcock International Group plc	3,222,513	35,898
Berendsen plc	2,133,882	35,895
UDG Healthcare plc	3,194,562	35,666
Capital & Counties Properties plc	9,374,857	35,637
Greene King plc	3,894,000	35,177
NEX Group plc	3,996,672	35,146
Aggreko plc	3,051,327	34,111
Rotork plc	11,088,133	33,870
Great Portland Estates plc	4,232,357	33,634
^ Hikma Pharmaceuticals plc	1,769,652	32,941
Britvic plc	3,414,635	32,155
WH Smith plc	1,368,825	31,800
NMC Health plc	1,029,131	30,671
Balfour Beatty plc	8,787,319	30,588
HomeServe plc	3,194,959	30,540
Centamin plc	13,662,664	29,967
Moneysupermarket.com Group plc	6,784,935	29,707
Amec Foster Wheeler plc	4,889,599	28,682
Daily Mail & General Trust plc	3,385,499	28,473
Grafton Group plc	2,787,065	28,227
Bodycote plc	2,343,193	28,130
* KAZ Minerals plc	2,964,262	28,077
Victrex plc	1,066,453	27,755
Dechra Pharmaceuticals plc	1,172,266	27,428
Greencore Group plc	8,989,359	26,533
UNITE Group plc	2,921,017	25,866
Pagegroup plc	3,986,000	25,766
Thomas Cook Group plc	17,456,761	25,291
AA plc	7,831,832	25,238
National Express Group plc	5,227,487	25,127
Renishaw plc	451,141	24,798
Ultra Electronics Holdings plc	884,739	24,453
Cranswick plc	624,798	23,921

	Jardine Lloyd Thompson Group plc	1,521,903	23,827
*,2 Wizz Air Holdings plc		688,643	23,636
	Lancashire Holdings Ltd.	2,455,287	23,558
	QinetiQ Group plc	7,341,339	23,350
	Ashmore Group plc	4,892,133	23,225
*	Firstgroup plc	15,156,930	23,114
	Bovis Homes Group plc	1,730,873	23,108
	Cineworld Group plc	2,533,969	23,039
	Essentra plc	3,235,817	22,835
	Crest Nicholson Holdings plc	3,169,697	22,506
	Elementis plc	5,739,679	22,435
	Redrow plc	2,821,825	22,051
	Rathbone Brothers plc	622,327	21,936
	Domino's Pizza Group plc	6,174,075	21,698
	JD Sports Fashion plc	4,590,171	21,697
	AVEVA Group plc	828,739	21,696
	Drax Group plc	5,158,078	21,673
	Synthomer plc	3,349,056	21,644
*,^ Ocado Group plc		5,404,567	21,470
	BGEO Group plc	460,508	20,958
	Kier Group plc	1,229,255	20,892
	Dignity plc	619,617	20,834
	Paragon Group of Cos. plc	3,563,819	20,350
2	Sophos Group plc	3,364,465	20,047
	Savills plc	1,651,129	19,911
*	Serco Group plc	13,500,841	19,766
	LondonMetric Property plc	8,860,674	19,666
	Diploma plc	1,380,947	19,651
	Petrofac Ltd.	3,287,907	19,427
	Vesuvius plc	2,700,123	19,353
2	Countryside Properties plc	4,054,665	19,249
*	Evraz plc	6,100,976	19,174
2	John Laing Group plc	4,625,606	19,091
	Grainger plc	5,404,139	18,751
	Galliford Try plc	1,043,845	18,666
	Kennedy Wilson Europe Real Estate plc	1,233,939	18,586
	Greggs plc	1,266,060	18,374
	Big Yellow Group plc	1,785,450	18,252
	Assura plc	21,059,368	17,818
*	Cairn Energy plc	7,420,068	17,616
	Workspace Group plc	1,457,007	17,585
	Hill & Smith Holdings plc	987,142	17,447
	SIG plc	7,689,282	16,796
	Senior plc	5,053,018	16,577
	Genus plc	726,628	16,532
2	Hastings Group Holdings plc	4,063,816	16,445
2	Ibstock plc	4,846,967	16,316
*,^ Sports Direct International plc		3,222,969	16,125
	Brewin Dolphin Holdings plc	3,391,000	16,072
2	Spire Healthcare Group plc	3,530,493	16,059
	Card Factory plc	3,974,640	16,058
	Mitie Group plc	4,524,770	15,904
2	ZPG plc	3,279,229	15,798
^	TalkTalk Telecom Group plc	6,504,040	15,426
2	McCarthy & Stone plc	6,881,213	15,397
	Hansteen Holdings plc	9,049,733	15,143
	Morgan Advanced Materials plc	3,580,951	14,139

	Fidessa Group plc	471,939	14,083
	Safestore Holdings plc	2,531,079	14,067
	esure Group plc	3,595,484	14,045
	Virgin Money Holdings UK plc	3,670,858	13,812
	Dairy Crest Group plc	1,763,117	13,800
	J D Wetherspoon plc	1,001,547	13,514
	NewRiver REIT plc	2,881,540	13,435
	Hochschild Mining plc	3,183,535	13,302
	F&C Commercial Property Trust Ltd.	6,675,983	13,105
	Stagecoach Group plc	5,487,268	13,052
	SuperGroup plc	656,672	12,985
*	Vectura Group plc	8,483,378	12,761
	Entertainment One Ltd.	4,047,779	12,727
	Marston's plc	8,088,757	12,384
	Polypipe Group plc	2,313,141	12,265
	Go-Ahead Group plc	516,293	12,235
	Laird plc	6,162,396	12,159
	Ferrexpo plc	3,839,787	12,061
	Ted Baker plc	355,650	11,802
*	EI Group plc	6,090,878	11,439
	Fenner plc	2,481,012	11,273
	Vedanta Resources plc	1,095,025	11,122
	De La Rue plc	1,257,110	11,066
	Restaurant Group plc	2,507,108	11,060
*	Hunting plc	1,786,325	11,056
	PZ Cussons plc	2,297,691	11,007
	Telecom Plus plc	723,555	10,934
	OneSavings Bank plc	2,086,364	10,855
	Halfords Group plc	2,450,750	10,782
	RPS Group plc	2,852,217	10,260
	St. Modwen Properties plc	2,130,331	10,072
	UK Commercial Property Trust Ltd.	8,404,384	10,042
^	Pets at Home Group plc	4,658,943	10,002
	Keller Group plc	857,983	9,977
	Dunelm Group plc	1,223,583	9,723
	Computacenter plc	830,840	9,696
	Mitchells & Butlers plc	2,972,908	9,477
	Oxford Instruments plc	672,566	9,277
	Northgate plc	1,625,785	9,273
	Chesnara plc	1,821,319	9,170
	Renewi plc	7,363,218	8,932
	Chemring Group plc	3,678,333	8,691
^	NCC Group plc	3,324,544	8,498
	Debenhams plc	14,957,526	8,486
*	Petra Diamonds Ltd.	6,501,050	8,195
*	Aldermore Group plc	2,832,870	8,109
	Redefine International PLC/	15,970,834	8,057
*	Ophir Energy plc	8,293,884	7,984
	888 Holdings plc	2,328,841	7,913
	KCOM Group plc	6,522,919	7,898
	N Brown Group plc	1,838,893	7,573
	ITE Group plc	3,092,928	7,380
	Picton Property Income Ltd.	6,501,879	7,370
	Rank Group plc	2,244,685	6,932
	International Personal Finance plc	2,747,296	6,876
*	Imagination Technologies Group plc	3,168,018	6,030
*,^ Allied Minds plc		2,795,774	5,979

*	Gocompare.Com Group plc			3,903,954	5,825
	Devro plc			2,028,940	5,780
	Lookers plc			3,832,647	5,552
*	Nostrum Oil & Gas plc			1,023,215	5,463
	Helical plc			1,172,285	5,348
*,^ Premier Oil plc				6,677,774	5,342
	Daejan Holdings plc			59,149	5,088
	Interserve plc			1,701,814	5,064
	Schroder REIT Ltd.			6,059,923	4,948
	Soco International plc			2,922,502	4,673
	Acacia Mining plc			1,885,936	4,338
*	Premier Foods plc			8,100,631	4,196
	Carillion plc			5,563,775	4,166
*	Lamprell plc			2,970,732	3,881
	Countrywide plc			1,823,670	3,706
	Foxtons Group plc			3,104,528	3,678
*,^ Lonmin plc				3,311,856	3,616
*,^ AO World plc				2,245,634	3,480
2	CMC Markets plc			1,483,618	3,103
*,^ Genel Energy plc				2,119,304	2,841
	Xaar plc			20,714	116
*	Mothercare plc			40,785	55
	Cape plc			12,122	42
*	Asian Growth Properties Ltd.			81,334	29
*,^ Afren plc				7,677,368	—
					37,067,168
Total Common Stocks (Cost $255,626,562)					292,151,287
Preferred Stocks (0.0%)
*	Vedanta Ltd. Pfd.			21,927,908	3,418

Total Preferred Stocks (Cost $3,402)					3,418
		Coupon
Temporary Cash Investments (2.4%)1
Money Market Fund (2.3%)
4,5 Vanguard Market Liquidity Fund		1.217%		69,446,684	6,946,057

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	0.647%	8/10/17	35,000	34,992
6	United States Treasury Bill	0.638%–0.927%	8/24/17	25,400	25,384
6	United States Treasury Bill	0.918%	9/14/17	26,700	26,668
6	United States Treasury Bill	0.923%–0.929%	9/21/17	25,000	24,966
6	United States Treasury Bill	0.979%–0.980%	10/5/17	37,000	36,929
6	United States Treasury Bill	1.056%	11/24/17	20,000	19,933
					168,872
Total Temporary Cash Investments (Cost $7,114,009)					7,114,929
Total Investments (101.4%) (Cost $262,743,973)					299,269,634
Other Assets and Liabilities-Net (-1.4%)5,7					(4,148,447)
Net Assets (100%)					295,121,187

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,719,425,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $2,830,386,000, representing 1.0% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $5,151,779,000 of collateral received for securities on loan.
6 Securities with a value of $144,034,000 have been segregated as initial margin for open futures contracts.
7 Cash in the amount of $730,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Total International Stock Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	29,021,420	—	4
Common Stocks—Other	643,468	262,408,545	77,850
Preferred Stocks	—	—	3,418
Temporary Cash Investments	6,946,057	168,872	—
Futures Contracts—Assets[1]	1,998	—	—
Futures Contracts—Liabilities[1]	(4,004)	—	—
Forward Currency Contracts—Assets	—	98,378	—
Forward Currency Contracts—Liabilities	—	(9,912)	—
Total	36,608,939	262,665,883	81,272

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in

Total International Stock Index Fund

a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September	24,292	987,238	(29,010)
	2017
Topix Index	September	5,453	799,234	14,247
	2017
FTSE 100 Index	September	5,464	526,576	(11,405)
	2017
S&P ASX 200 Index	September	2,304	260,322	(4,726)
	2017
E-mini S&P 500 Index	September	1,930	238,162	(163)
	2017
MSCI Emerging Market Index	September	900	47,903	91
	2017
				(30,966)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, E-mini S&P 500 Index, and MSCI Emerging Market Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Goldman Sachs
International	9/20/17	EUR	943,340	USD 1,062,303	57,593

Total International Stock Index Fund

Morgan Stanley Capital
Services LLC	9/20/17	GBP	429,443	USD	548,928	18,686
The Toronto-Dominion
Bank	9/12/17	JPY	54,195,908	USD	497,178	(4,585)
The Toronto-Dominion
Bank	9/26/17	AUD	363,681	USD	276,739	13,995
BNP Paribas	9/12/17	JPY	29,276,594	USD	260,945	5,153
BNP Paribas	9/12/17	JPY	14,419,815	USD	131,663	(600)
JPMorgan Chase Bank,
N.A.	9/20/17	GBP	36,473	USD	47,551	656
Barclays Bank plc	9/20/17	EUR	35,874	USD	40,387	2,201
Barclays Bank plc	9/26/17	AUD	14,158	USD	11,223	94
BNP Paribas	9/20/17	USD	100,152	EUR	85,784	(1,688)
BNP Paribas	9/12/17	USD	76,463	JPY	8,476,000	(577)
BNP Paribas	9/20/17	USD	56,294	GBP	43,071	(635)
BNP Paribas	9/26/17	USD	35,736	AUD	45,103	(320)
Barclays Bank plc	9/20/17	USD	34,333	EUR	29,650	(866)
JPMorgan Chase Bank,
N.A.	9/12/17	USD	26,101	JPY	2,916,000	(402)
JPMorgan Chase Bank,
N.A.	9/20/17	USD	15,921	GBP	12,199	(203)
Citibank, N.A.	9/20/17	USD	3,268	GBP	2,500	(36)
						88,466

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2017, the counterparty had deposited in segregated account securities with a value of $71,966,000 in connection with open forward currency contracts.

E. At July 31, 2017, the cost of investment securities for tax purposes was $263,357,198,000. Net unrealized appreciation of investment securities for tax purposes was $35,912,436,000, consisting of unrealized gains of $54,006,757,000 on securities that had risen in value since their purchase and $18,094,321,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.0%)
Vanguard Total Stock Market Index Fund Investor Shares	108,005,224	6,661,762

International Stock Fund (32.1%)
Vanguard Total International Stock Index Fund Investor Shares	258,666,425	4,459,409

U.S. Bond Fund (14.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	181,395,917	1,950,006

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	75,058,523	815,136

Total Investment Companies (Cost $8,959,553)		13,886,313
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.217% (Cost $4,517)	45,157	4,517

Total Investments (100.0%) (Cost $8,964,070)		13,890,830
Other Assets and Liabilities-Net (0.0%)		(5,080)
Net Assets (100%)		13,885,750

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2017, the cost of investment securities for tax purposes was $8,964,070,000. Net unrealized appreciation of investment securities for tax purposes was $4,926,760,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

LifeStrategy Growth Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	July 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,545	NA2	NA2	17	—	4,517
Vanguard Total Bond Market II
Index Fund	1,681,680	416,435	125,310	32,481	1,794	1,950,006
Vanguard Total International Bond
Index Fund	711,950	112,954	—	10,648	—	815,136
Vanguard Total International Stock
Index Fund	3,832,652	219,971	219,958	90,682	—	4,459,409
Vanguard Total Stock Market
Index Fund	5,693,519	353,515	314,220	90,040	—	6,661,762
Total	11,921,346	1,102,875	659,488	223,868	1,794	13,890,830

1 Includes net realized gain (loss) on affiliated investment securities sold of $10,252,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Income Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (12.0%)
Vanguard Total Stock Market Index Fund Investor Shares	7,919,510	488,475

International Stock Fund (8.2%)
Vanguard Total International Stock Index Fund Investor Shares	19,257,654	332,002

U.S. Bond Fund (56.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	211,224,379	2,270,662

International Bond Fund (23.7%)
Vanguard Total International Bond Index Fund Investor Shares	88,464,233	960,722

Total Investment Companies (Cost $3,657,998)		4,051,861
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.217% (Cost $245)	2,448	245

Total Investments (99.9%) (Cost $3,658,243)		4,052,106
Other Assets and Liabilities-Net (0.1%)		2,610
Net Assets (100%)		4,054,716

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2017, the cost of investment securities for tax purposes was $3,658,243,000. Net unrealized appreciation of investment securities for tax purposes was $393,863,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

LifeStrategy Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	July 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	944	NA2	NA2	5	—	245
Vanguard Total Bond Market II
Index Fund	2,140,175	198,315	35,717	38,708	2,171	2,270,662
Vanguard Total International Bond
Index Fund	912,300	64,661	3,123	13,177	—	960,722
Vanguard Total International Stock
Index Fund	304,585	7,764	27,074	6,840	—	332,002
Vanguard Total Stock Market
Index Fund	457,123	39,945	79,685	6,698	—	488,475
Total	3,815,127	310,685	145,599	65,428	2,171	4,052,106

1 Includes net realized gain (loss) on affiliated investment securities sold of $6,798,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.0%)
Vanguard Total Stock Market Index Fund Investor Shares	35,096,314	2,164,741

International Stock Fund (16.3%)
Vanguard Total International Stock Index Fund Investor Shares	85,083,946	1,466,847

U.S. Bond Fund (42.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	353,118,418	3,796,023

International Bond Fund (17.7%)
Vanguard Total International Bond Index Fund Investor Shares	147,338,272	1,600,094

Total Investment Companies (Cost $7,148,656)		9,027,705
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.217% (Cost $3)	30	3

Total Investments (100.0%) (Cost $7,148,659)		9,027,708
Other Assets and Liabilities-Net (0.0%)		4,305
Net Assets (100%)		9,032,013

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2017, the cost of investment securities for tax purposes was $7,148,659,000. Net unrealized appreciation of investment securities for tax purposes was $1,879,049,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

LifeStrategy Conservative Growth Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	July 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA2	NA2	9	—	3
Vanguard Total Bond Market II
Index Fund	3,433,209	547,747	135,494	64,047	3,612	3,796,023
Vanguard Total International
Bond Index Fund	1,462,494	158,284	—	21,355	—	1,600,094
Vanguard Total International
Stock Index Fund	1,299,745	60,164	100,377	30,034	—	1,466,847
Vanguard Total Stock Market
Index Fund	1,948,354	79,789	173,080	29,620	—	2,164,741
Total	8,143,803	845,984	408,951	145,065	3,612	9,027,708

1 Includes net realized gain (loss) on affiliated investment securities sold of $26,123,000.
2 Not applicable— purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (35.5%)
Vanguard Total Stock Market Index Fund Investor Shares	87,203,253	5,378,697

International Stock Fund (24.5%)
Vanguard Total International Stock Index Fund Investor Shares	215,155,483	3,709,280

U.S. Bond Fund (28.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	394,984,089	4,246,079

International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Investor Shares	166,513,139	1,808,333

Total Investment Companies (Cost $10,777,251)		15,142,389
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.217% (Cost $1,063)	10,631	1,063

Total Investments (100.0%) (Cost $10,778,314)		15,143,452
Other Assets and Liabilities-Net (0.0%)		(3,066)
Net Assets (100%)		15,140,386

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2017, the cost of investment securities for tax purposes was $10,778,314,000. Net unrealized appreciation of investment securities for tax purposes was $4,365,138,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

LifeStrategy Moderate Growth Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	July 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	4,899	NA2	NA2	18	—	1,063
Vanguard Total Bond Market II
Index Fund	3,683,546	825,868	211,869	70,841	3,908	4,246,079
Vanguard Total International
Bond Index Fund	1,561,650	268,422	—	23,141	—	1,808,333
Vanguard Total International
Stock Index Fund	3,137,539	208,871	151,917	74,599	—	3,709,280
Vanguard Total Stock Market
Index Fund	4,712,417	257,893	351,350	73,271	—	5,378,697
Total	13,100,051	1,561,054	715,136	241,870	3,908	15,143,452

1 Includes net realized gain (loss) on affiliated investment securities sold of $30,595,000.
2 Not applicable— purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	September 18, 2017
VANGUARD STAR FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	September 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.